As Filed with the Securities and Exchange Commission on December 15, 2017

Registration Nos.: 333-203265; 811-05961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 16    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY of NEW YORK

(Name of Depositor)

489 Fifth Ave., 28th Floor

New York, New York 10017

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Andra S. Bolotin

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 29, 2017, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® II – 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Supplement dated December 29, 2017

to the Prospectus dated December 29, 2017

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track II – 5 Year Variable Annuity Prospectus dated December 29, 2017 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts, the applications for which are signed on or after the effective date detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (the “Accumulation Credit”) for Contracts, the applications for which are signed on or after the effective date detailed below.

To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track II – 5 Year Variable Annuity application must be signed on or after December 29, 2017, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect when you signed your application will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.

If you would like a copy of the current Prospectus, or for information on the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable to you based on the date your application was signed, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. Historical GAW%s, Joint GAW%s, Distribution Credits, and Accumulation Credits also may be found in the Statement of Additional Information, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-203265. The Prospectus and this Supplement also may be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-203265.

Great-West Secure Income Foundation GLWB Rider:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%

Great-West Secure Income Max GLWB Rider:

The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Great-West Secure Income Plus GLWB Rider:

The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%

If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and

Statement of Additional Information dated December 29, 2017.

Please read this Supplement carefully and retain it for future reference.

GREAT-WEST SMART TRACK® II - 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

This Prospectus describes the Great-West Smart Track® II - 5 Year Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see Definitions, below, for definitions of capitalized terms).

When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges and Withdrawal Charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.

We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.

Investment Strategy Portfolios:

Alger Small Cap Growth Portfolio – Class I-2*

Alger SMid Cap Focus Portfolio (formerly the Alger SMid Cap Growth Portfolio) – Class I-2*

ALPS/ Alerian Energy Infrastructure Portfolio – Class III

ALPS/ Red Rocks Listed Private Equity Portfolio – Class III

American Century Investments VP Inflation Protection Fund – Class II

American Century Investments VP Mid Cap Value Fund – Class II

American Century Investments VP Value Fund – Class II

American Funds Insurance Series Global Growth and Income Fund – Class 4

American Funds Insurance Series International Fund – Class 4

American Funds Insurance Series New World Fund – Class 4

BlackRock Global Allocation V.I. Fund – Class III

The date of this Prospectus is December 29, 2017.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BlackRock High Yield V.I. Fund – Class III

ClearBridge Variable Large Cap Growth Portfolio – Class II

ClearBridge Variable Mid Cap Portfolio – Class II

ClearBridge Variable Small Cap Growth Portfolio – Class II

Delaware VIP Emerging Markets Series – Service Class

Delaware VIP International Value Equity Series – Service Class

Delaware VIP REIT Series – Service Class

Delaware VIP Small Cap Value Series – Service Class

Deutsche Capital Growth VIP – Class B*

Deutsche Global Small Cap VIP – Class B*

Dreyfus Investment Portfolios Technology Growth Portfolio – Service Shares*

Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares*

Eaton Vance VT Floating-Rate Income Fund – Initial Class

Federated High Income Bond Fund II – Service Class

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP International Capital Appreciation Portfolio – Service Class 2

First Trust/Dow Jones Dividend & Income Allocation Portfolio – Class I

Franklin Income VIP Fund – Class 4

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

Goldman Sachs VIT Strategic Income Fund – Advisor Shares

Goldman Sachs VIT U.S. Equity Insights Fund – Service Shares

Great-West Ariel Mid Cap Value Fund – Investor Class

Great-West Bond Index Fund – Investor Class

Great-West Core Bond Fund (formerly Great-West Federated Bond Fund) – Investor Class

Great-West Goldman Sachs Mid Cap Value Fund – Investor Class

Great-West Government Money Market Fund – Investor Class

Great-West International Index Fund – Investor Class

Great-West Invesco Small Cap Value Fund – Investor Class

Great-West Loomis Sayles Bond Fund – Investor Class

Great-West Loomis Sayles Small Cap Value Fund – Investor Class

Great-West MFS International Growth Fund – Investor Class

Great-West MFS International Value Fund – Investor Class

Great-West Multi-Manager Large Cap Growth Fund – Investor Class

Great-West Multi-Manager Small Cap Growth Fund – Investor Class

Great-West Putnam Equity Income Fund – Investor Class

Great-West Putnam High Yield Bond Fund – Investor Class

Great-West Real Estate Index Fund – Investor Class

Great-West S&P 500® Index Fund – Investor Class

Great-West S&P Mid Cap 400® Index Fund – Investor Class

Great-West S&P Small Cap 600® Index Fund – Investor Class

Great-West Short Duration Bond Fund – Investor Class

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class

Great-West Templeton Global Bond Fund – Investor Class

Great-West U.S. Government Securities Fund (formerly the Great-West U.S. Government Mortgage Securities Fund) – Investor Class

Great-West Aggressive Profile Fund (formerly the Great-West Aggressive Profile II Fund) – Investor Class

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) – Investor Class

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) – Investor Class

Great-West Moderately Aggressive Profile Fund (formerly the Great-West Moderately Aggressive Profile II Fund) – Investor Class

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) – Investor Class

Great-West Lifetime 2015 Fund – Investor Class

Great-West Lifetime 2020 Fund – Investor Class

Great-West Lifetime 2025 Fund – Investor Class

Great-West Lifetime 2030 Fund – Investor Class

Great-West Lifetime 2035 Fund – Investor Class

Great-West Lifetime 2040 Fund – Investor Class

Great-West Lifetime 2045 Fund – Investor Class

Great-West Lifetime 2050 Fund – Investor Class

Great-West Lifetime 2055 Fund – Investor Class

Invesco V.I. Core Equity Fund – Series II*

Invesco V.I. Global Real Estate Fund – Series II

Invesco V.I. Growth and Income Fund – Series II

Invesco V.I. International Growth Fund – Series II

Invesco V.I. Small Cap Equity Fund – Series II*

Ivy VIP Energy

Janus Henderson Balanced Portfolio (formerly the Janus Aspen Series Balanced Portfolio) – Service Shares

Janus Henderson Enterprise Portfolio (formerly the Janus Aspen Series Enterprise Portfolio) – Service Shares

Janus Henderson Flexible Bond Portfolio (formerly the Janus Aspen Series Flexible Bond Portfolio) – Service Shares

JPMorgan Insurance Trust Global Allocation Portfolio – Class 2

JPMorgan Insurance Trust Income Builder Portfolio – Class 2

Lord Abbett Series Developing Growth Portfolio – Class VC*

MFS VIT II Blended Research Core Equity Portfolio – Service Class

MFS VIT II Technology Portfolio – Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio – Service Class

Neuberger Berman AMT Socially Responsive Portfolio – S Class

Oppenheimer International Growth Fund VA – Service Shares

Oppenheimer Main Street Small Cap Fund® VA – Service Shares

Oppenheimer Total Return Bond Fund VA (formerly Oppenheimer Core Bond Fund VA) – Service Shares

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio – Advisor Class

PIMCO VIT Low Duration Portfolio – Advisor Class

PIMCO VIT Real Return Portfolio – Advisor Class

PIMCO VIT Short-Term Portfolio – Advisor Class

PIMCO VIT Total Return Portfolio – Advisor Class

Putnam VT Absolute Return 500 Fund – Class IB*

Putnam VT American Government Income Fund – Class IB

Putnam VT Capital Opportunities Fund – Class IB

Putnam VT Equity Income Fund – Class IB*

Putnam VT Global Asset Allocation Fund – Class IB

Putnam VT Global Equity Fund – Class IB

Putnam VT Growth Opportunities Fund – Class IB

Putnam VT Income Fund – Class IB

Putnam VT International Equity Fund – Class IB

Putnam VT International Growth Fund – Class IB*

Putnam VT International Value Fund – Class IB

Putnam VT Investors Fund – Class IB

Putnam VT Research Fund – Class IB

Putnam VT Small Cap Value Fund – Class IB

T. Rowe Price Blue Chip Growth Portfolio – II

T. Rowe Price Health Sciences Portfolio – II

VanEck VIP Global Hard Assets Fund – Class S

Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VA U.S. Large Value Portfolio

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.

Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) – Class L

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) – Class L

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) – Class L

Great-West SecureFoundation® Balanced Fund – Class L

Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) – Investor Class

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) – Investor Class

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) – Investor Class

Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits, and charges, including variable annuities with lower fees and charges that are specifically designed for customers who have engaged investment advisers to manage their assets for a fee.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated December 29, 2017 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(877) 723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

Definitions

1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.

10-Year Treasury Yield (10YR) – The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.

Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.

Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.

Great-West Smart Track® II - 5 Year Variable Annuity Structure

Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:

Annuity Account

Investment Strategy Contains Contributions to the investment options under the Investment Strategy		Income Strategy Contains Contributions to the investment options under the Income Strategy

Sub-Accounts Shares of the Portfolios are held in Sub- Accounts, one for each Portfolio		Sub-Accounts Shares of the Covered Funds are held in Sub- Accounts, one for each Covered Fund

The Portfolios		The Covered Funds

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.

Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least
30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.

Contributions – Amounts of money you invest or deposit into your Annuity Account.

Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.

Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered
Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.

Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.

Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base and may be subject to the Withdrawal Charge. The Guarantee Benefit Fee and the M&E Charge shall not be treated as a Distribution or Excess Withdrawal for this purpose.

FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.

Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c),
403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.

GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.

Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.

Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.

Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider) – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). The GAW% and Joint GAW% applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW% and Joint GAW% applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider) – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions older than 5 years from starting the GAW Phase. The GAW%, Joint GAW%, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider) – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The GAW%, Joint GAW%, and Accumulation Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, and Accumulation Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.

Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to Contracts purchased prior to December 30, 2016, is disclosed in an appendix to this prospectus. The GAW% applicable to Contracts purchased on or after December 30, 2016, is disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.

Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Interest Rate Reset – During the GAW Phase of the T-Note Tracker GLWB Rider, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.

Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.

Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to Contracts purchased prior to December 30, 2016, is disclosed in an appendix to this prospectus. The Joint GAW% applicable to Contracts purchased on or after December 30, 2016, is disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.

Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.

Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.

Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.

Premium Tax – A tax that a state or other governmental authority charges. It might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.

Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.

Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset (applicable only to the T-Note Tracker GLWB Rider) may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before December 30, 2016, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after December 30, 2016, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.

Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%, Joint GAW%, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The GAW%, Joint GAW%, Accumulation Credits, and Distribution Credits applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credits, and Distribution Credits applicable to Contracts purchased on or after

December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for rates and credits applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203265.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.

Retirement Resource Operations Center – You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.

Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under New York law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Withdrawal Charge, Premium Tax, and other taxes.

T-Note Tracker GLWB Rider – Provided all conditions are met, the T-Note Tracker GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.

Withdrawal Charge – The amount we deduct from premature surrenders or partial withdrawals. The charge applies to amounts withdrawn and varies depending upon the age of the Contribution withdrawn. The Withdrawal Charge is also known as a deferred sales load or contingent deferred sales charge.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older	0%

Exchange Fee	None
Maximum Transfer Fee*	$15
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfers in excess of 12 per year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee		None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges	1.20%	1.20%
Total Series Account Annual Expenses	1.20%	1.20%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider)	2.25%	1.30%

Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider)	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider)	1.50%	0.90%
T-Note Tracker GLWB Rider	1.50%	0.65%

Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%

* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating	Minimum	Maximum

Expenses
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.48%	3.91%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.

Fee Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.

Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$1,141.00	$2,149.00	$3,178.00	$6,398.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$511.00	$1,609.00	$2,818.00	$6,398.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

Investment Strategy—Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender or annuitize your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$845.00	$1,237.00	$1,614.00	$3,044.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$215.00	$697.00	$1,254.00	$3,044.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$1,104.00	$2,038.00	$2,992.00	$6,026.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$474.00	$1,498.00	$2,632.00	$6,026.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$1,009.00	$1,749.00	$2,503.00	$5,011.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$379.00	$1,209.00	$2,143.00	$5,011.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

These Examples do not show the effect of premium taxes. Premium taxes (currently 0% given the total mix of Great-West’s business in New York) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.

Summary

The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

How to contact the Retirement Resource Operations Center:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(877) 723-8723

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to a Withdrawal Charge or tax penalties.

You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.

Withdrawal Charge

Full surrenders or partial withdrawals of your Annuity Account Value may be subject to the Withdrawal Charge. For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. For more information, please see “Charges and Deductions” below.

Right to Cancel Period

After you receive your Contract, you may examine it for up to 10 days, during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right to cancel period will be extended to 60 days. We will not deduct a Withdrawal Charge from the amount returned during the right to cancel period. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts.

Allocating Your Contributions

The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.

Guaranteed Lifetime Withdrawal Benefit Rider Options

The Contract offers four Guaranteed Lifetime Withdrawal Benefit Rider options:

(1) the Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider);

(2) the Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider);

(3) the Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider); and

(4) the T-Note Tracker GLWB Rider.

Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.

Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions older than 5 years. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Provided all conditions are met, the T-Note Tracker GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield.

The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are those in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-203265. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203265.

All guarantees are subject to the claims paying ability of Great-West.

Payout Options

The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Full or partial withdrawals may be subject to the Withdrawal Charge. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

Death Benefit

If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the Death Benefit section below.

The amount of the Death Benefit will be the greater of:

• the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

• the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any Distributions, partial or periodic withdrawals and Premium Tax, if any.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.

This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company of New York

Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 489 Fifth Ave., 28th Floor, New York, New York 10017.

We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed Great-West Life & Annuity Insurance Company of New York.

The Series Account

We established the Series Account in accordance with New York law on September 23, 1989.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

All guarantees are subject to the claims paying ability of Great-West.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.

Each Portfolio:

• holds its assets separately from the assets of the other Portfolios;

• has its own distinct investment objectives and policies; and

• operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.

Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.

Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.

If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary’s website for more information.

Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:

The Alger Portfolios, Inc. – advised by Fred Alger Management, Inc.

Alger Small Cap Growth Portfolio (Class I-2) seeks long-term capital appreciation.*

Alger SMid Cap Focus Portfolio (formerly the Alger SMid Cap Growth Portfolio) (Class I-2) seeks long-term capital appreciation.*

ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.

ALPS/ Alerian Energy Infrastructure Portfolio (Class III) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.

ALPS/ Red Rocks Listed Private Equity Portfolio (Class III) seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.

American Century Investments VP Inflation Protection Fund (Class II) pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP Mid Cap Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series – advised by Capital Research and Management Company.

American Funds Insurance Series Global Growth and Income Fund (Class 4) seeks to provide long-term growth of capital while providing current income.

American Funds Insurance Series International Fund (Class 4) seeks long-term growth of capital.

American Funds Insurance Series New World Fund (Class 4) seeks long-term capital appreciation.

BlackRock Portfolios – advised by BlackRock Advisors, LLC.

BlackRock Global Allocation V.I. Fund (Class III) seeks high total investment return.

BlackRock High Yield V.I. Fund (Class III) seeks to maximize total return, consistent with income generation and prudent investment management.

Clearbridge Variable Funds – advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge Variable Large Cap Growth Portfolio (Class II) seeks long-term growth of capital.

ClearBridge Variable Mid Cap Portfolio (Class II) seeks long-term growth of capital.

Clearbridge Variable Small Cap Growth Portfolio (Class II) seeks long-term growth of capital.

Delaware VIP Trust – managed by Delaware Management Company.

Delaware VIP Emerging Markets Series (Service Class) seeks long-term capital appreciation.

Delaware VIP International Value Equity Series (Service Class) seeks long-term growth without undue risk to principal.

Delaware VIP REIT Series (Service Class) seeks maximum long-term total return, with capital appreciation as a secondary objective.

Delaware VIP Small Cap Value Series (Service Class) seeks capital appreciation.

DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP.

DFA VA International Small Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

DFA VA International Value Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

DFA VA U.S. Targeted Value Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

DFA VA U.S. Large Value Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP (Class B) seeks to provide long-term growth of capital.*

Deutsche Global Small Cap VIP (Class B) seeks above-average capital appreciation over the long term.*

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation.

Dreyfus Investment Portfolios Technology Growth Portfolio (Service Shares) seeks capital appreciation.*

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio (Service Shares) seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.*

Eaton Vance Funds – advised by Eaton Vance Management.

Eaton Vance VT Floating-Rate Income Fund (Initial Class) seeks to provide a high level of current income.

Federated Insurance Series – advised by Federated Investment Management Company.

Federated High Income Bond Fund II (Service Class) seeks high current income.

Fidelity Variable Insurance Products – advised by Fidelity Management & Research Company.

Fidelity VIP Balanced Portfolio (Service Class 2) seeks income and capital growth consistent with reasonable risk.

Fidelity VIP International Capital Appreciation Portfolio (Service Class 2) seeks capital appreciation.

First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.

First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I) seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.

Franklin Templeton Variable Insurance Products Trust – advised by Franklin Advisers, Inc.

Franklin Income VIP Fund (Class 4) seeks to maximize income while maintaining prospects for capital appreciation.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares) seeks long-term growth of capital.

Goldman Sachs VIT Strategic Income Fund (Advisor Shares) seeks total return comprised of income and capital appreciation.

Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) seeks long-term growth of capital.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Ariel Mid Cap Value Fund (Investor Class) seeks long-term capital appreciation.

Great-West Bond Index Fund (Investor Class) seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.

Great-West Core Bond Fund (formerly Great-West Federated Bond Fund) (Investor Class) seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Great-West Goldman Sachs Mid Cap Value Fund (Investor Class) seeks long-term growth of capital.

Great-West Government Money Market Fund (Investor Class) seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Great-West International Index Fund (Investor Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.

Great-West Invesco Small Cap Value Fund (Investor Class) seeks long-term growth of capital.

Great-West Loomis Sayles Bond Fund (Investor Class) seeks high total investment return through a combination of current income and capital appreciation.

Great-West Loomis Sayles Small Cap Value Fund (Investor Class) seeks long-term capital growth.

Great-West MFS International Growth Fund (Investor Class) seeks long-term growth of capital.

Great-West MFS International Value Fund (Investor Class) seeks long-term capital growth.

Great-West Multi-Manager Large Cap Growth Fund (Investor Class) seeks long-term growth of capital.

Great-West Multi-Manager Small Cap Growth Fund (Investor Class) seeks long-term capital appreciation.

Great-West Putnam Equity Income Fund (Investor Class) seeks capital growth and current income.

Great-West Putnam High Yield Bond Fund (Investor Class) seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Great-West Real Estate Index Fund (Investor Class) seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts.

Great-West S&P 500® Index Fund (Investor Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index.1

Great-West S&P Mid Cap 400® Index Fund (Investor Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index.1

Great-West S&P Small Cap 600® Index Fund (Investor Class) seeks investment results that track the total return of the common stocks that comprise the Standard’s & Poor’s (“S&P”) SmallCap 600® Index.1

Great-West Short Duration Bond Fund (Investor Class) seeks maximum total return that is consistent with preservation of capital and liquidity.

Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class) seeks long-term capital appreciation.

Great-West Templeton Global Bond Fund (Investor Class) seeks current income with capital appreciation and growth of income.

Great-West U.S. Government Securities Fund (formerly the Great-West U.S. Government Mortgage Securities Fund) (Investor Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Great-West Profile Funds – advised by Great-West Capital Management, LLC.

Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Great-West Aggressive Profile Fund (formerly the Great-West Aggressive Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) (Investor Class) seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Aggressive Profile Fund (formerly the Great-West Moderately Aggressive Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) (Investor Class) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West Lifetime Funds – advised by Great-West Capital Management, LLC.

Great-West Lifetime 2015 Fund (Investor Class) The Fund seeks income and, secondarily, capital growth.

Great-West Lifetime 2020 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2025 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2030 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2035 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2040 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2045 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2050 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2055 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc., and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. Core Equity Fund (Series II) seeks long-term growth of capital.*

Invesco V.I. Global Real Estate Fund (Series II) seeks total return through growth of capital and current income.

Invesco V.I. Growth and Income Fund (Series II) seeks long-term growth of capital and income.

Invesco V.I. International Growth Fund (Series II) seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund (Series II) seeks long-term growth of capital.*

Ivy Funds – advised by Ivy Investment Management Company.

Ivy VIP Energy seeks capital growth and appreciation.

Janus Henderson Series (formerly the Janus Aspen Series) – advised by Janus Capital Management LLC.

Janus Henderson Balanced Portfolio (formerly the Janus Aspen Series Balanced Portfolio) (Service Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Portfolio (formerly the Janus Aspen Series Enterprise Portfolio) (Service Shares) seeks long-term growth of capital.

Janus Henderson Flexible Bond Portfolio (formerly the Janus Aspen Series Flexible Bond Portfolio) (Service Shares) seeks to obtain maximum total return, consistent with preservation of capital.

JPMorgan Insurance Trust – advised by JPMorgan Investment Advisors, Inc.

JPMorgan Insurance Trust Global Allocation Portfolio (Class 2) seeks to maximize long-term total return.

JPMorgan Insurance Trust Income Builder Portfolio (Class 2) seeks to maximize income while maintaining prospects for capital appreciation.

Lord Abbett Portfolios – advised by Lord, Abbett & Co. LLC.

Lord Abbett Series Developing Growth Portfolio (Class VC) seeks long-term growth of capital.*

MFS Variable Insurance Trust II Portfolios – advised by Massachusetts Financial Services Company.

MFS VIT II Blended Research Core Equity Portfolio (Service Class) seeks capital appreciation.

MFS VIT II Technology Portfolio (Service Class) seeks capital appreciation.

MFS Variable Insurance Trust III Portfolios – advised by Massachusetts Financial Services Company.

MFS VIT III Blended Research Small Cap Equity Portfolio (Service Class) seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC.

Neuberger Berman AMT Socially Responsive Portfolio (S Class) seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Oppenheimer Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer International Growth Fund VA (Service Shares) seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund® VA (Service Shares) seeks capital appreciation.

Oppenheimer Total Return Bond Fund VA (formerly Oppenheimer Core Bond Fund VA) (Service Shares) seeks total return.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) seeks maximum real return, consistent with prudent investment management.

PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio (Advisor Class) seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO VIT Short-Term Portfolio (Advisor Class) seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO VIT Total Return Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT Absolute Return 500 Fund (Class IB) seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.*

Putnam VT American Government Income Fund (Class IB) seeks high current income with preservation of capital as its secondary objective.

Putnam VT Capital Opportunities Fund (Class IB) seeks long-term growth of capital.

Putnam VT Equity Income Fund (Class IB) seeks capital growth and current income.*

Putnam VT Global Asset Allocation Fund (Class IB) seeks long-term return consistent with preservation of capital.

Putnam VT Global Equity Fund (Class IB) seeks capital appreciation.

Putnam VT Growth Opportunities Fund (Class IB) seeks capital appreciation.

Putnam VT Income Fund (Class IB) seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam VT International Equity Fund (Class IB) seeks capital appreciation.

Putnam VT International Growth Fund (Class IB) seeks long-term capital appreciation.*

Putnam VT International Value Fund (Class IB) seeks capital growth. Current income is a secondary objective.

Putnam VT Investors Fund (Class IB) seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Research Fund (Class IB) seeks capital appreciation.

Putnam VT Small Cap Value Fund (Class IB) seeks capital appreciation.

T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth Portfolio - II seeks long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Portfolio - II seeks long-term capital appreciation.

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund (Class S) seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.

1 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

The investment objective of each Covered Fund available under the Income Strategy is briefly described below.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) (Class L) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) (Class L) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) (Class L) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West SecureFoundation® Balanced Fund (Class L) seeks long-term capital appreciation and income.

Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) (Investor Class) seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) (Investor Class) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.

Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® II - 5 Year Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.

The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Great-West reserves the right to lower the minimum initial Contribution.

Right to Cancel Period

During the 10 day right to cancel period, you may cancel your Contract. If you exercise your right to cancel, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start and Great-West will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 60 days from the date of receiving it. The amount returned during the right to cancel period will not be subject to a Withdrawal Charge.

During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. We will refund your Annuity Account Value, plus any charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.

After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below.) Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.

You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.

Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.

Annuity Account Value

Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

• Contributions allocated to the corresponding Sub-Account;

• plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;

• minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee;

• minus any withdrawals or Transfers from the Sub-Account;

• minus any daily Fund Facilitation Fee; and

• minus any Withdrawal Charges.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Transfers

While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

• the amounts being Transferred;

• the Sub-Account(s) from which the Transfer is to be made; and

• the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

• The minimum amount that can be Transferred out of the selected Sub-Account is $100;

• You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06

Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:

60%— Stocks

30%— Large Company

15%— Small Company

15%— International

30%— Bonds

10%— Cash

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

75%— Stocks

35%— Large Company

20%— Small Company

20%— International

20%— Bonds

5%— Cash

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

• Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);

• You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and

• You may not participate in dollar cost averaging and Rebalancer at the same time.

Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement

Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any Withdrawal Charge, applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.

Numerical Example

Sum of Contract Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount* = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = ($50,000 x 0.90) = $45,000

*Withdrawal amount may be subject to the Withdrawal Charge.

Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

• Partial withdrawals and surrenders may be subject to the Withdrawal Charge, as described below in “Charges and Deductions”;

• Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;

• If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and

• A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

• any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

• any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

• any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Investment Strategy Account Value.

Withdrawals to Pay Consultant Fees

You may Request partial withdrawals from your Investment Strategy Account Value and direct us to remit the amount withdrawn directly to your designated Consultant. A withdrawal Request for this purpose must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Investment Strategy Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.

Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your death benefit proportionately, and may be subject to a Withdrawal Charge.

Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy; such withdrawals may not be taken from assets held in the Income Strategy. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in the Investment Strategy to avoid reducing your benefits under the Contract. Withdrawals to pay Consultant fees reduce the free withdrawal amount available to you. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including withdrawals to pay Consultant fees) will be subject to the applicable Withdrawal Charge, if any. See “Free Withdrawals” below. If a Consultant fee withdrawal reduces your Annuity Account Value to zero, all your rights under the Contract will terminate other than your rights under a GLWB Rider if you have Benefit Base remaining. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Investment Strategy Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

• requiring some form of personal identification prior to acting on instructions;

• providing written confirmation of the transaction; and

• tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

The amount of the Death Benefit will be the greater of:

• the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

• the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any surrenders, partial or periodic withdrawals and Premium Tax, if any.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

• payout in a single sum; or

• payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.

You may authorize withdrawals to be deducted from your Investment Strategy Account Value to pay Consultants for asset management or advisory service fees associated with the Contract. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reduction of your Death Benefit in the same manner as any other withdrawal.

Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy; such withdrawals may not be taken from assets held in the Income Strategy. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in the Investment Strategy to avoid reducing your benefits under the Contract. Withdrawals to pay Consultant fees reduce the free withdrawal amount available to you. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including withdrawals to pay Consultant fees) will be subject to the applicable Withdrawal Charge, if any. See “Free Withdrawals” below. If a Consultant fee withdrawal reduces your Annuity Account Value to zero, all your rights under the Contract will terminate other than your rights under a GLWB Rider if you have Benefit Base remaining. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Investment Strategy Account Value to pay Consultant fees.

Ownership

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.

Grantor Trust Owned Annuity

Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under
Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.

Non-Grantor Trust Owned Annuity

Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.

If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.

IRA Custodian or Trustee Owned Annuity

Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.

If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.

Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.

Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.

Rollovers from Qualified Retirement Plans and IRAs

The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.

Inherited IRAs

The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.

Non-Qualified Stretch Annuities

The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.

A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.

Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

• such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

• such distributions begin no later than one year after the Owner’s date of death.

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.

If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.

Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)

For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

• If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;

• If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the Annuity Commencement Date.

Death of Annuitant Who is Not the Owner of the Contract

If the Annuitant Dies Before the Annuity Commencement Date

If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Death of Owner Who Is Not the Annuitant

If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

Death of Owner Who Is the Annuitant

If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.

Deferred Payment

If payment of the Death Benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the Death Benefit proceeds will be paid from the date of death of the Owner at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.

Impact of Withdrawals on Guaranteed Minimum Death Benefit

You should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example

Sum of Contributions to the Investment Strategy and Income Strategy = $50,000

Annuity Account Value = $40,000

Withdrawal amount* = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

*Withdrawal amount may be subject to the Withdrawal Charge.

The Benefit Base has no value and will not affect the Death Benefit.

Distribution of Death Benefit for Non-Qualified Stretch Annuities

For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.

If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:

(1) If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.

(2) In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.

Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:

(1) If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or

(2) If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).

The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.

If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.

The Death Benefit will be determined as of the Annuity Commencement Date.

Charges and Deductions

When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

• charges against your Annuity Account Value for our assumption of mortality and expense risks;

• Fund Facilitation Fee, if applicable;

• the Withdrawal Charge, if applicable;

• Premium Tax, if applicable; and

• Guarantee Benefit Fee, if applicable.

The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Investment Strategy Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Investment Strategy Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in the Investment Strategy to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.

Mortality and Expense Risk Charge (M&E Charge)

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. This is a daily charge equal to an effective annual rate of 1.20%. We guarantee that this charge will never increase beyond 1.20%.

The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.

If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.

Withdrawal Charge

The Withdrawal Charge may apply to amounts you withdraw under your Contract, including periodic withdrawals and full surrenders, depending on the length of time each Contribution has been invested and on the amount you withdraw. The Withdrawal Charge is calculated as a percentage of the Contribution being withdrawn and will reduce the net withdrawal accordingly. It varies with the number of years that have elapsed since each Contribution being withdrawn was made, as set forth in the following table:

Withdrawal Charge
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older	0%

For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. After the amount of all Contributions has been withdrawn, all remaining withdrawals will be free of the Withdrawal Charge.

The Withdrawal Charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although our actual expenses may be greater or less than the Withdrawal Charge amount. To the extent our expenses for distribution of the Contracts are not covered by the Withdrawal Charge, these expenses will be borne by our general assets, which include profits from the M&E Charge. See “Distribution of the Contracts” below for information regarding commissions and other amounts paid to broker-dealers in connection with Contract distribution.

Waiver of Withdrawal Charge - Nursing Home or Hospital Confinement

Upon Request and provided all conditions are met, in the event an Owner has been confined to a licensed nursing home or a licensed hospital, we will waive any applicable Withdrawal Charges on subsequent withdrawals or upon subsequent surrender of the Contract. A Request for a waiver of Withdrawal Charges must accompany the Request for a withdrawal or surrender to which it applies. We must receive a Request for a withdrawal or surrender and waiver of any applicable Withdrawal Charges no later than 90 days following the date such confinement has ended. All withdrawals and surrenders, including those made with a Request to waive Withdrawal Charges, may be subject to tax.

We will require written proof that:

• such confinement began after the Effective Date of the Contract;

• such confinement was recommended by a licensed physician who is not an employee of the nursing home or hospital where the Owner is confined;

• the nursing home or hospital is duly licensed and operating according to the laws of the jurisdiction in which it is located; and

• such confinement has lasted for a minimum of 90 days prior to submitting the Request for a withdrawal or surrender and waiver of any applicable Withdrawal Charge.

If a Request for a withdrawal or surrender and waiver of any applicable Withdrawal Charge does not satisfy these requirements, then we will not process the Requested withdrawal or surrender until the Owner provides a subsequent written Request to proceed notwithstanding the Withdrawal Charge; any applicable Withdrawal Charge will apply.

Waiver of Withdrawal Charge - Terminal Condition

Upon Request and provided all conditions are met, in the event an Owner has been diagnosed with a terminal condition, we will waive any applicable Withdrawal Charges on subsequent withdrawals or upon subsequent surrender of the Contract. A Request for a waiver of Withdrawal Charges must accompany the Request for a withdrawal or surrender to which it applies. All withdrawals and surrenders, including those made with a Request to waive Withdrawal Charges, may be subject to tax.

We will require proof satisfactory to Great-West that the Owner has a terminal condition. This proof must include a completed claim form and a statement signed by a licensed physician certifying that the Owner has been diagnosed with a condition resulting in a life expectancy of 12 months or less from the date of the Request. Such claim form and licensed physician’s statement must be completed and provided to Great-West after the Effective Date of the Contract. Furthermore, the licensed physician must not be the Owner or a member of the Owner’s family.

If these requirements are not met, then we will not process the Requested withdrawal or surrender until the Owner provides a subsequent written Request to proceed notwithstanding the Withdrawal Charge; any applicable Withdrawal Charge will apply.

Free Withdrawals

During each year, beginning on the Effective Date and renewing on each anniversary of the Effective Date, the Owner is allowed a percentage of withdrawals that are free of the Withdrawal Charge. The annual amount of free withdrawals is 10% of the sum of Contributions that are less than the surrender charge period and that were made as of the most recent Effective Date anniversary. For purposes of calculating the Withdrawal Charge on subsequent withdrawals, free withdrawals reduce the amount of the oldest remaining Contribution(s).

Installments paid during the GAW Phase reduce the free withdrawal amount. See “Effect of Excess Withdrawals During the GAW Phase” below. Withdrawals to pay Consultant fees reduce the free withdrawal amount available to you. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including withdrawals to pay Consultant fees) will be subject to the applicable Withdrawal Charge, if any. See “Withdrawals to Pay Consultant Fees” above.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio’s prospectus.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Fund Facilitation Fee

Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.

Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.

The current selection of FFF Portfolios is:

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VA U.S. Large Value Portfolio

Periodic Withdrawals

You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.

In Requesting periodic withdrawals, you must elect:

• The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

• A minimum withdrawal amount of at least $100;

• The calendar day of the month on which withdrawals will begin;

• One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and

• The type of allocation of withdrawals from the Investment Strategy Sub-Accounts

• Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or

• Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

• You may continue to exercise all contractual rights, except that no Contributions may be made;

• You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and

• Charges and fees under the Contract continue to apply, including the Withdrawal Charge, which may be assessed on periodic withdrawals.

Periodic withdrawals will cease on the earlier of the date:

• The amount elected to be paid under the option selected has been reduced to zero;

• The Investment Strategy Account Value is zero;

• You Request that withdrawals stop;

• You purchase an annuity payout option; or

• The Owner or the Annuitant dies.

We may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be a Withdrawal Charge and income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.

Annuity Payouts From the Investment Strategy

You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.

If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.

If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.

If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.

If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.

For complete descriptions, see the “Distribution of Death Benefit” section above.

Annuity Units

We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Strategy Only)

Once payouts start from the Investment Strategy under the annuity payout option you select:

• no changes can be made in the payout option;

• no additional Contributions to the Investment Strategy will be accepted under the Contract; and

• no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

Guaranteed Lifetime Withdrawal Benefit

On any business day prior to your 85th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by

Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.

You may select from four optional GLWB Riders: the Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider); the Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider); the Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider); and the T-Note Tracker GLWB Rider. The four GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).

Generally, the fixed GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.

The T-Note Tracker GLWB Rider, which is less expensive than the fixed GLWB Riders, is sensitive to interest rate changes. For example, the T-Note Tracker GLWB Rider will be responsive to rising interest rates at the time GAWs start and provide an income stream that can increase as interest rates rise. Once GAWs have begun, the T-Note Tracker GLWB Rider is no longer affected by declining interest rates.

More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are those in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-203265. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203265.

Unless otherwise noted, the following discussion applies to all GLWB Riders.

All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:

GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base
Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base
Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base
T-Note Tracker GLWB Rider	0.65% of the Benefit Base

We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus. We do not need any particular event to occur before we may change the Guarantee Benefit Fee.

In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.

Great-West Conservative Profile Fund – Class L

(formerly the Great-West Conservative Profile II Fund – Class L)

Great-West Moderately Conservative Profile Fund – Class L

(formerly the Great-West Moderately Conservative Profile II Fund – Class L)

The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.

Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.

Any election to reject an increase to the Guarantee Benefit Fee by terminating a Rider or by committing to a limited selection of Covered Fund(s) as described above is irrevocable. If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.

The Covered Fund(s)

A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.

We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.

We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.

Covered Fund Value

Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.

The Benefit Base

The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.

• We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);

• We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;

• On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance);

• For the T-Note Tracker GLWB Rider, on each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount; and

• For the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider, and the Great-West Secure Income Max GLWB Rider, on each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase”, below).

A few things to keep in mind regarding the Benefit Base:

• The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;

• It is important that you do not confuse your Benefit Base with the Covered Fund Value;

• During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. For the T-Note Tracker GLWB Rider, additional GLWB Rider Contributions may not be made after the GAW Phase begins; however, additional Contributions may be made during the GAW Phase in the Great-West Secure Income Plus GLWB Rider, the Great-West Secure Income Max GLWB Rider, and the Great-West Secure Income Foundation GLWB Rider. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider

Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

If Great-West refuses to accept additional Contributions (see Rights Reserved by Great-West, below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.

Annual Adjustments to Your Benefit Base

During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

• your current Benefit Base; or

• your current Covered Fund Value.

Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.

Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge and Guarantee Benefit Fee, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a

Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. In addition, Excess Withdrawals may be subject to the Withdrawal Charge. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge and Guarantee Benefit Fee, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

Excess Withdrawal amount*: $10,000

Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

*Excess Withdrawals may be subject to the Withdrawal Charge.

Fees Associated with the Covered Fund(s)

During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge and Guarantee Benefit Fee, any withdrawals or Transfers from your Covered Fund Value will be treated as an Excess Withdrawal.

Treatment of a Distribution During the GLWB Accumulation Phase

At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).

If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.

When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.

To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.

Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.

Calculation of Guaranteed Annual Withdrawals

Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW% (applicable to the T-Note Tracker GLWB Rider only), or a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.

To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.

The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.

Installment Frequency Options

You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the

Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.

To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts

If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.

To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GAW Phase

After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example

Assume the following:

Covered Fund Value before GAW = $55,500

Benefit Base = $100,000

GAW% =5.5%

GAW Amount = $100,000 x 5.5% = $5,500

Total Annual withdrawal =$10,500

Excess withdrawal = $10,500 - $5,500 = $5,000

Covered Fund Value after GAW = $55,000 - $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000

Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90

Adjusted Benefit Base = $100,000 x 0.90 = $90,000

Adjusted GAW Amount = $90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)

Installments are not ordinarily assessed Withdrawal Charges. However, during the GAW Phase, in each year beginning and ending on the anniversary of the Effective Date, the amount of free withdrawals available to the Owner will be reduced by the total amount of Installments paid. Thus, Excess Withdrawals may be subject to the Withdrawal Charge. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including Installments) will be subject to the applicable Withdrawal Charge, if any.

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.

Distributions and Transfers are not permitted during the GLWB Settlement Phase.

During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.

Divorce and the Income Strategy

Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.

Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.

In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the former Spouse pursuant to this section is irrevocable.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.

Divorce During the GAW Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund

Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.

Termination of a GLWB Rider

A GLWB Rider will terminate upon the earliest of:

• the date of death of the Owner if there is no surviving Covered Person;

• the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;

• the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;

• the date there is no longer a Covered Person under the GLWB Rider;

• the date the Contract is terminated;

• the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals; or

• the Annuitant’s 99th birthday, if no Installments have been taken.

If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the same GLWB until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.

Guaranteed Lifetime Withdrawal Benefit Riders

You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.

The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are those in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Great-West Secure Income Plus GLWB Rider:

Guarantee Benefit Fee = 1.30% of the Benefit Base.

Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. The rates applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.

The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center at (877) 823-8723. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203265.

Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider

(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.)

Scenario #1: 72-Year-Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 3.50%

(for a 63-year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60-Year-Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 4.50%

(for a 65-year-old)

GAW = $3,600 ($80,000 x 4.50%)

The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:

On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

• your current Benefit Base plus an Accumulation Credit; or

• your current Covered Fund Value.

The Accumulation Credit is equal to the sum of A and B:

A. Greater of the Accumulation Credit in effect at the time you purchase your Contract times:

i. the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or

ii. the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.

B. the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.

In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:

• the 10th anniversary after the Rider Election Date;

• the commencement of the GAW Phase; or

• the date the Great-West Secure Income Plus GLWB Rider terminates.

When the accumulation period ends, the Accumulation Credit will be zero.

Great-West Secure Income Max GLWB Rider:

Guarantee Benefit Fee = 1.20% of the Benefit Base.

Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions older than 5 years. he GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. The rates applicable you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.

The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider

(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.)

Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution

Benefit Base = $80,000

Single GAW%: 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution

Benefit Base = $80,000

Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)

GAW = $5,600 ($80,000 x 7.00%)

Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution

Benefit Base = $80,000

Joint GAW% = 3.50%

(for a 63-year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution

Benefit Base = $80,000

Single GAW%: 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution

Benefit Base = $80,000

Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)

(for a 65-year-old)

GAW = $4,400 ($80,000 x 5.50%)

Great-West Secure Income Foundation GLWB Rider:

Guarantee Benefit Fee = 0.90% of the Benefit Base.

Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).

The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW% or Joint GAW% in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider

(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.)

Scenario #1: 72 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW%: 3.50% (for 63 year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW%: 4.50% (for a 65 year old)

GAW = $3,600 ($80,000 x 4.50%)

Ratchet to Benefit Base During the GAW Phase for the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider, and the Great-West Secure Income Max GLWB Rider

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.

On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:

(a) the current Benefit Base; or

(b) the current Covered Fund Value.

GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.

Reset of the GAW% During the GAW Phase for the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider, and the Great-West Secure Income Max GLWB Rider

(For reset information on the T-Note Tracker GLWB Rider, please see “Annual Review of your GAW%” below.)

Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.

Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.

Example:

If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)

is greater than (Current GAW%) x (Current Benefit Base)

then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial

Assume the following:

Age at Initial Installment Date: 60

Attained Age: 70

Covered Fund Value = $120,000

Current Benefit Base = $125,000

Current GAW% before Ratchet Date: 4%

Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200

New Benefit Base is $120,000

New GAW% of 6% will take effect

Numerical Example When Reset is NOT Beneficial

Assume the following:

Age at Initial Installment Date: 60

Attained Age: 70

Covered Fund Value = $75,000

Current Benefit Base = $125,000

Current GAW% before Ratchet: 4%

Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.

T-Note Tracker GLWB Rider:

Guarantee Benefit Fee = 0.65% of the Benefit Base.

Provided all conditions are met, the T-Note Tracker GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield (“10YR”).

The T-Note Tracker GLWB Rider, which is less expensive than the fixed GLWB Riders, is sensitive to interest rate changes. For example, the T-Note Tracker GLWB Rider will be responsive to rising interest rates at the time GAWs start and provide an income stream that can increase as interest rates rise.

On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset results in a higher GAW Amount.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. However, additional GLWB Rider Contributions may not be made after the GAW Phase begins.

Calculation of Installment Amount

The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10YR as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on the T-Note Tracker GLWB Rider, please contact our Retirement Resource Operations Center.

Numerical Examples of the GAW- T-Note Tracker GLWB Rider

(GAW%s used in these examples are for illustration purposes only.)

Scenario #1: 72 Year Old Single Covered Person

10YR = 5.42%

Benefit Base = $80,000

Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 5.99%; Column: 70+)

GAW = $4,840 ($80,000 x 6.05%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

10YR = 6.44%

Benefit Base = $80,000

Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 6.99%; Column: 59 1⁄2 - 64)

Joint GAW% = 4.095%

GAW = $3,276 ($80,000 x 4.095%)

Scenario #3: 60 Year Old Single Covered Person

10YR = 3.7%

Benefit Base = $80,000

Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59 1⁄2 - 64)

GAW = $2,400 ($80,000 x 3.0%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

10YR = 3.0%

Benefit Base = $80,000

Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)

Joint GAW% = 3.60%

GAW = $2,880 ($80,000 x 3.6%)

Annual Review of Your GAW%

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. The longer an Owner depletes Covered Fund Value by taking Installments, the less likely an Interest Rate Reset becomes. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.

Interest Rate Reset

For an Interest Rate Reset, we will calculate a hypothetical GAW by multiplying the Covered Fund Value, subject to the Benefit Base cap, by a GAW% based on the current 10YR and the Covered Person’s age on the Initial Installment Date. We will then compare the result of that hypothetical calculation to your previous GAW to determine if the hypothetical GAW is higher than your previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.

Ratchet

We will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value. For purposes of determining whether the Ratchet is more favorable than both the current GAW and the Interest Rate Reset, we will calculate a hypothetical GAW based on the Ratchet’s adjusted Benefit Base and prior year’s GAW%. We will then compare that to the current GAW and the GAW that would result from an Interest Rate Reset, as demonstrated in the examples below.

Numerical Example #1: Interest Rate Reset is Most Beneficial (assume the following)

Prior Year GAW

Prior Benefit Base	$450,000
Prior GAW%	4.00%
Prior GAW	$18,000

Inputs to Annual Review of your GAW
Current Covered Fund Value	$445,000
Current 10YR	4.10%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $445,000 x 4.500%				$20,025

#2: Ratchet
Is $445,000 higher than $450,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA

Highest Calculation and Resulting GAW
New GAW (Greatest of Prior GAW ($18,000) and Interest Rate Reset GAW ($20,025))				$20,025
New Benefit Base				$445,000
New GAW%				4.50%
Numerical Example #2: Ratchet is Most Beneficial (assume the following)
Prior Year GAW
Prior Benefit Base		$250,000
Prior GAW%		5.50%
Prior GAW		$13,750

Inputs to Annual Review of your GAW
Current Covered Fund Value		$275,000
Current 10YR		4.80%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		65

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $275,000 x 4.500%				$12,375

#2: Ratchet
Is $275,000 higher than $250,000?				Yes
Ratchet Benefit Base: Current Covered Fund Value				$275,000
Ratchet GAW: 275,000 x 5.500%				$15,125

Highest Calculation and Resulting GAW
New GAW (Greatest of Prior GAW ($13,750), Interest Rate Reset GAW ($12,375) and Ratchet GAW ($15,125))				$15,125
New Benefit Base				$275,000
New GAW%				5.50%
Numerical Example #3: Prior GAW is Most Beneficial (assume the following)
Prior Year GAW
Prior Benefit Base		$120,000
Prior GAW%		6.05%
Prior GAW		$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value		$100,000
Current 10YR		4.54%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals		Single
Age Withdrawals Started		71

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.95%)				4.95%
Interest Rate Reset GAW: $100,000 x 4.950%				$4,950

#2: Ratchet
Is $100,000 higher than $120,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA

Highest Calculation and Resulting GAW
GAW (Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($4,950))	$7,260
Benefit Base	$120,000
GAW%	6.05%

The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.

Federal Tax Matters

This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the

Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

Withdrawals

Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

• Made on or after the date on which the Owner reaches age 59 1⁄2;

• Made as a result of death or disability of the Owner;

• Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

• If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;

• If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

• If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;

• If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See “Required Minimum Distributions from Qualified Annuity Contracts” below.

Diversification of Investments

For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.

In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

• The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days; and

• Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Rollovers from Qualified Retirement Plans and IRAs

The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.

Inherited IRAs

The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.

Assignment, Transfer or Exchange of the Contract

You may change the Owner any time before the Owner’s death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.

The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.

Investment Income Surtax

Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Qualified Annuity Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:

• Only the Owner may be the Annuitant of the Contract;

• Only one Owner may be established under the Contract;

• The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

• The entire interest of the Owner is non-forfeitable;

• The Owner may not borrow any money under the Contract or pledge it as security for a loan;

• The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and

• Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.

The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Annuity Contracts

It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.

The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).

The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Annuity Contracts

Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:

• A single sum payment;

• Equal or substantially equal payments no less frequently than annually over the life of the Owner;

• Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

• Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

• Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

Distributions Upon Death in Qualified Annuity Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1) If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;

2) If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;

3) If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contracts on a continuous basis to customers of brokerage firms and their affiliated insurance agencies, as well as through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in New York and those other states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of the Financial Industry Regulatory Authority (“FINRA”). GWFS may also offer the Contract directly to potential purchasers.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

We offer other variable annuity products with different product features, benefits, and charges, including variable annuities with lower fees and charges that are specifically designed for customers who have engaged investment advisers to manage their assets for a fee. No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West or GWFS. Great-West and GWFS do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West and GWFS do not endorse any Consultant or make any representations as to their qualifications.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.

As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a commission. The commission is based on a percentage of Contributions. The maximum commission that the Company will pay on the sale of the Contracts is 7.00%. In addition to this commission, the Company may also pay trailing compensation based on an annual rate of average daily Series Account assets held by a broker/dealer’s clients, ranging from zero to 1.00%. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. In addition, the overall compensation received by an eligible broker/dealer in connection with the sale of the Contract may be more or less than the overall compensation on similar or other products offered by that eligible broker/dealer. The amount and/or structure of the compensation may influence your registered representative or his or her broker/dealer to present the Contract over other investment alternatives. Such differences in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker/dealer. You should ask your registered representative about these differences, and how he or she and the eligible broker/dealer are compensated for selling the Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

• To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;

• To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;

• To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;

• To cease accepting Contributions at any time at our discretion;

• To limit the number of Contracts that you may purchase;

• To cease offering the Contract and/or GLWB Riders to new sales;

• To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;

• To change the time or time of day that a valuation date is deemed to have ended; and

• To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(877) 723-8723

AnnuityOperations@greatwest.com

The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

• general information;

• information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-2 Series Account;

• calculation of annuity payouts;

• services;

• withholding; and

• financial statements.

APPENDIX A CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

Investment Division (1.20)	2016	2015
ALGER SMALL CAP GROWTH
Value at beginning of period	8.75	10.00
Value at end of period	9.18	8.75
Number of accumulation units outstanding at end of period	1,342	1,342
ALPS ALERIAN ENERGY INFRASTRUCTURE
Value at beginning of period	10.00
Value at end of period	12.15
Number of accumulation units outstanding at end of period	3,892
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	10.00
Value at end of period	9.66
Number of accumulation units outstanding at end of period	265
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	10.00
Value at end of period	10.09
Number of accumulation units outstanding at end of period	1,859
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	11.69
Number of accumulation units outstanding at end of period	934
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	10.00
Value at end of period	11.29
Number of accumulation units outstanding at end of period	4,277
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	10.00
Value at end of period	9.02
Number of accumulation units outstanding at end of period	552
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.00
Value at end of period	10.20
Number of accumulation units outstanding at end of period	1,218
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	9.48	10.00
Value at end of period	9.72	9.48
Number of accumulation units outstanding at end of period	43,060	-
BLACKROCK HIGH YIELD VI
Value at beginning of period	9.31	10.00
Value at end of period	10.38	9.31
Number of accumulation units outstanding at end of period	10,263	2,860
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	10.00
Value at end of period	9.71
Number of accumulation units outstanding at end of period	2,354
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	8.66	10.00
Value at end of period	9.72	8.66
Number of accumulation units outstanding at end of period	1,284	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	10.00

App A - 1

Value at end of period	10.22
Number of accumulation units outstanding at end of period	787
DELAWARE VIP REIT SERIES
Value at beginning of period	10.38	10.00
Value at end of period	10.84	10.38
Number of accumulation units outstanding at end of period	9,108	1,848
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	10.00
Value at end of period	11.90
Number of accumulation units outstanding at end of period	770
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	10.00
Value at end of period	10.02
Number of accumulation units outstanding at end of period	3,146
DREYFUS IP TECHNOLOGY GROWTH
Value at beginning of period	9.89	10.00
Value at end of period	10.20	9.89
Number of accumulation units outstanding at end of period	2,529	1,025
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.00
Value at end of period	10.43
Number of accumulation units outstanding at end of period	11,562
FRANKLIN INCOME VIP
Value at beginning of period	9.28	10.00
Value at end of period	10.44	9.28
Number of accumulation units outstanding at end of period	5,909	2,843
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.35	10.00
Value at end of period	9.27	9.35
Number of accumulation units outstanding at end of period	2,189	1,922
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	8.96	10.00
Value at end of period	10.01	8.96
Number of accumulation units outstanding at end of period	2,789	-
GREAT-WEST BOND INDEX
Value at beginning of period	9.99	10.00
Value at end of period	10.06	9.99
Number of accumulation units outstanding at end of period	4,411	1,460
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	4,876
GREAT-WEST FEDERATED BOND
Value at beginning of period	9.84	10.00
Value at end of period	10.18	9.84
Number of accumulation units outstanding at end of period	1,736	1,484
GREAT-WEST GOLDMAN SACHS MID CAP VALUE
Value at beginning of period	9.37	10.00
Value at end of period	11.14	9.37
Number of accumulation units outstanding at end of period	1,127	153
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.94	10.00
Value at end of period	9.83	9.94
Number of accumulation units outstanding at end of period	97,511	321
GREAT-WEST INTERNATIONAL INDEX

App A - 2

Value at beginning of period	9.02	10.00
Value at end of period	8.97	9.02
Number of accumulation units outstanding at end of period	14,116	1,306
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	10.00
Value at end of period	11.04
Number of accumulation units outstanding at end of period	837
GREAT-WEST LIFETIME 2025
Value at beginning of period	10.00
Value at end of period	10.40
Number of accumulation units outstanding at end of period	7,037
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	9.45	10.00
Value at end of period	10.40	9.45
Number of accumulation units outstanding at end of period	9,392	1,547
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	9.19	10.00
Value at end of period	11.42	9.19
Number of accumulation units outstanding at end of period	9,307	976
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	9.66	10.00
Value at end of period	9.92	9.66
Number of accumulation units outstanding at end of period	13,048	150
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	9.58	10.00
Value at end of period	10.69	9.58
Number of accumulation units outstanding at end of period	111,627	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	10.00
Value at end of period	10.27
Number of accumulation units outstanding at end of period	251
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	10.00
Value at end of period	10.59
Number of accumulation units outstanding at end of period	10,792
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.27
Number of accumulation units outstanding at end of period	2,361
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH
Value at beginning of period	10.00
Value at end of period	11.03
Number of accumulation units outstanding at end of period	1,338
GREAT-WEST PUTNAM EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	10.39
Number of accumulation units outstanding at end of period	5,366
GREAT-WEST PUTNAM HIGH YIELD BOND
Value at beginning of period	9.24	10.00
Value at end of period	10.55	9.24
Number of accumulation units outstanding at end of period	10,941	-
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	10.41	10.00
Value at end of period	10.88	10.41
Number of accumulation units outstanding at end of period	10,719	223

App A - 3

GREAT-WEST S&P 500® INDEX
Value at beginning of period	9.64	10.00
Value at end of period	10.59	9.64
Number of accumulation units outstanding at end of period	98,407	7,204
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	9.20	10.00
Value at end of period	10.91	9.20
Number of accumulation units outstanding at end of period	44,444	5,196
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	9.22	10.00
Value at end of period	11.46	9.22
Number of accumulation units outstanding at end of period	28,185	1,022
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	9.58	10.00
Value at end of period	10.71	9.58
Number of accumulation units outstanding at end of period	713,882	104,263
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	9.92	10.00
Value at end of period	9.97	9.92
Number of accumulation units outstanding at end of period	790	-
GREAT-WEST STOCK INDEX
Value at beginning of period	10.00
Value at end of period	10.63
Number of accumulation units outstanding at end of period	5,793
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	9.65	10.00
Value at end of period	10.12	9.65
Number of accumulation units outstanding at end of period	3,820	1,841
GREAT-WEST TEMPLETON GLOBAL BOND
Value at beginning of period	9.45	10.00
Value at end of period	9.62	9.45
Number of accumulation units outstanding at end of period	4,988	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	9.68	10.00
Value at end of period	9.74	9.68
Number of accumulation units outstanding at end of period	3,306	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	10.00
Value at end of period	10.85
Number of accumulation units outstanding at end of period	1,087
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	8.99
Number of accumulation units outstanding at end of period	1,112
IVY VIP ENERGY
Value at beginning of period	10.00
Value at end of period	11.92
Number of accumulation units outstanding at end of period	1,650
JANUS ASPEN BALANCED
Value at beginning of period	9.79	10.00
Value at end of period	10.09	9.79
Number of accumulation units outstanding at end of period	1,855	1,482
JANUS ASPEN ENTERPRISE
Value at beginning of period	9.64	10.00
Value at end of period	10.67	9.64

App A - 4

Number of accumulation units outstanding at end of period	968	303
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00
Value at end of period	10.01
Number of accumulation units outstanding at end of period	14,469
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	8.11	10.00
Value at end of period	7.80	8.11
Number of accumulation units outstanding at end of period	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	10.00
Value at end of period	10.51
Number of accumulation units outstanding at end of period	1,154
MFS VIT II TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	10.87
Number of accumulation units outstanding at end of period	4,071
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	8.92	10.00
Value at end of period	10.37	8.92
Number of accumulation units outstanding at end of period	5,198	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	10.00
Value at end of period	8.87
Number of accumulation units outstanding at end of period	2,546
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	10.00
Value at end of period	9.36
Number of accumulation units outstanding at end of period	4,578
PIMCO VIT LOW DURATION
Value at beginning of period	10.00
Value at end of period	9.88
Number of accumulation units outstanding at end of period	802
PIMCO VIT REAL RETURN
Value at beginning of period	10.00
Value at end of period	10.01
Number of accumulation units outstanding at end of period	779
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	10.03
Number of accumulation units outstanding at end of period	1,777
PUTNAM VT CAPITAL OPPORTUNITIES
Value at beginning of period	9.18	10.00
Value at end of period	10.48	9.18
Number of accumulation units outstanding at end of period	117	154
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	10.00
Value at end of period	10.07
Number of accumulation units outstanding at end of period	813
PUTNAM VT GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.27
Number of accumulation units outstanding at end of period	4,118
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	10.00

App A - 5

Value at end of period	10.05
Number of accumulation units outstanding at end of period	4,773
PUTNAM VT INCOME
Value at beginning of period	9.74	10.00
Value at end of period	9.81	9.74
Number of accumulation units outstanding at end of period	1,249	624
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.00
Value at end of period	8.69
Number of accumulation units outstanding at end of period	577
PUTNAM VT INTERNATIONAL GROWTH
Value at beginning of period	9.22	10.00
Value at end of period	8.50	9.22
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT INVESTORS
Value at beginning of period	9.36	10.00
Value at end of period	10.36	9.36
Number of accumulation units outstanding at end of period	4,137	1,893
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	9.93	10.00
Value at end of period	9.86	9.93
Number of accumulation units outstanding at end of period	16,601	-
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	10.00
Value at end of period	9.58
Number of accumulation units outstanding at end of period	8,324
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	7.12	10.00
Value at end of period	10.09	7.12
Number of accumulation units outstanding at end of period	2,607	-

App A - 6

Appendix B — Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus

2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and

(c) is an amount representing the M&E Charge of 1.20% deducted from each Sub-Account on a daily basis.

(d) is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B - 1

Appendix C — Initial Guaranteed Annual Withdrawal

Percentages, Rates, and Credits

Below are the initial Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) applicable to the GLWB Riders described in the Prospectus for the Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”

The initial GLWB Rider GAW%, Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) are applicable for Contract applications signed before December 30, 2016. The rates and credits applicable for Contract applications signed on or after December 30, 2016 are set forth in the Statement of Additional Information. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract.

CONTRACT APPLICATIONS SIGNED BEFORE DECEMBER 30, 2016:

Lifetime Income Lock Fixed GLWB Rider (currently Great-West Secure Income Foundation GLWB Rider):

The GAW% for a single Covered Person (based on the age when GAWs begin):

GAW% Table

	Age 59 1⁄2 - 64	Age 65 -69	Age 70 - 79	Age 80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% calculated based on the age of the younger Covered Person):

Joint GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

T-Note Tracker GLWB Rider:

The GAW% for a single Covered Person, subject to a minimum and maximum GAW% (based on the age of the Covered Person):

GAW% Table

10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

<4%	3.00%	4.00%	4.50%

4% - 4.99%	3.15%	4.50%	4.95%

App C - 1

5% - 5.99%	3.85%	5.50%	6.05%

6% - 6.99%	4.55%	6.50%	7.15%

7% - 7.99%	5.25%	7.50%	8.25%

8%+	5.60%	8.00%	8.30%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

Joint GAW% Table

10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

<4%	2.70%	3.60%	4.05%

4% - 4.99%	2.835%	4.05%	4.455%

5% - 5.99%	3.465%	4.95%	5.445%

6% - 6.99%	4.095%	5.85%	6.435%

7% - 7.99%	4.725%	6.75%	7.425%

8%+	5.04%	7.20%	7.47%

Enhanced Withdrawal Fixed GLWB Rider (currently Great-West Secure Income Max GLWB Rider):

Bonus Rate: 1% for Contributions aged at least 5 years.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

App C - 2

Each GAW% is increased by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Roll-Up Fixed GLWB Rider (currently Great-West Secure Income Plus GLWB Rider):

Roll-Up Rate (to determine the guaranteed minimum amount): 5%.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

App C - 3

VARIABLE ANNUITY-2 SERIES ACCOUNT

GREAT-WEST SMART TRACK® II - 5 YEAR VARIABLE ANNUITY

Individual Flexible Premium Deferred

Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor

New York, NY 10017

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated December 29, 2017, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.

The date of this Statement of Additional Information is

December 29, 2017

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK AND VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company of New York (“Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Payout Options

Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy

Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.

SERVICES

A. Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.

B. Independent Registered Public Accounting Firm and Independent Auditors

Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s independent auditors and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C. Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.

D. Administrative Services

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

APPENDIX A— HISTORICAL GUARANTEED ANNUAL WITHDRAWAL PERCENTAGES, RATES, AND CREDITS

Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. If a Rider is not listed, it means that the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit have not changed for the particular Rider and are as stated in the current Prospectus. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”

CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 30, 2016, AND DECEMBER 3, 2017:

The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 30, 2016, and December 3, 2017.

Great-West Secure Income Foundation GLWB Rider:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	3.50%	4.50%	5.00%	6.00%

Great-West Secure Income Max GLWB Rider:

The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.00%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

CONTRACT APPLICATIONS SIGNED BEFORE DECEMBER 30, 2016:

Below are the initial Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) applicable to the GLWB Riders described in the Prospectus for the Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”

The initial GLWB Rider GAW%, Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) are applicable for Contract applications signed before December 30, 2016. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract.

Lifetime Income Lock Fixed GLWB Rider (currently Great-West Secure Income Foundation GLWB Rider):

The GAW% for a single Covered Person (based on the age when GAWs begin):

GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% calculated based on the age of the younger Covered Person):

Joint GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

T-Note Tracker GLWB Rider:

The GAW% for a single Covered Person, subject to a minimum and maximum GAW% (based on the age of the Covered Person):

GAW% Table

10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

<4%	3.00%	4.00%	4.50%

4% - 4.99%	3.15%	4.50%	4.95%

5% - 5.99%	3.85%	5.50%	6.05%

6% - 6.99%	4.55%	6.50%	7.15%

7% - 7.99%	5.25%	7.50%	8.25%

8%+	5.60%	8.00%	8.30%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

Joint GAW% Table

10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

<4%	2.70%	3.60%	4.05%

4% - 4.99%	2.835%	4.05%	4.455%

5% - 5.99%	3.465%	4.95%	5.445%

6% - 6.99%	4.095%	5.85%	6.435%

7% - 7.99%	4.725%	6.75%	7.425%

8%+	5.04%	7.20%	7.47%

Enhanced Withdrawal Fixed GLWB Rider (currently Great-West Secure Income Max GLWB Rider):

Bonus Rate: 1% for Contributions aged at least 5 years.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

Each GAW% is increased by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Roll-Up Fixed GLWB Rider (currently Great-West Secure Income Plus GLWB Rider):

Roll-Up Rate (to determine the guaranteed minimum amount): 5%.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

Great-West Life & Annuity Insurance

Company of New York

(a wholly-owned subsidiary of

Great-West Life & Annuity Insurance

Company)

Balance Sheets as of December 31, 2016, and 2015

and Related Statements of Income, Comprehensive Income, Stockholder’s

Equity and Cash Flows for Each of the Three Years in the Period Ended

December 31, 2016, and Independent Auditors’ Report

Deloitte & Touche LLP
555 17th Street, Suite 3600
Denver
USA
Tel: +1 303-292-5400
Fax: +1 303-292-5400
www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of income, comprehensive (loss) income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

March 31, 2017

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Assets

Investments:

Fixed maturities, available-for-sale, at fair value (amortized cost of $1,043,779 and $858,270)	$1,052,451	$867,319

Fixed maturities, held for trading, at fair value (amortized cost of $71,516 and $65,314)	69,393	65,306

Mortgage loans on real estate (net of allowances of $74 and $100)	99,497	105,503

Policy loans	26,010	24,408

Short-term investments, available-for-sale (amortized cost of $31,361 and $13,657)	31,361	13,657

Equity investments	130	133

Total investments	1,278,842	1,076,326

Other assets:

Cash	1,820	8,129

Reinsurance recoverable	4,192	5,266

Deferred acquisition costs (“DAC”)	27,396	20,661

Investment income due and accrued	10,174	8,728

Deferred income tax assets, net	7,093	7,429

Due from parent and affiliates	7,168	1,703

Other assets	6,063	9,842

Assets of discontinued operations	150	208

Separate account assets	664,046	617,440

Total assets	$2,006,944	$1,755,732

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Liabilities and stockholder’s equity

Policy benefit liabilities:

Future policy benefits	$1,180,341	$978,578

Policy and contract claims	3,319	3,991

Policyholders’ funds	2,072	2,247

Provision for policyholders’ dividends	2,900	3,100

Undistributed earnings on participating business	15,573	17,024

Total policy benefit liabilities	1,204,205	1,004,940

General liabilities:

Due to parent and affiliates	1,191	2,787

Other liabilities	4,585	4,033

Liabilities of discontinued operations	150	208

Separate account liabilities	664,046	617,440

Total liabilities	1,874,177	1,629,408

Commitments and contingencies (See Note 12)

Stockholder’s equity:

Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Additional paid-in capital	56,350	56,350

Accumulated other comprehensive income	2,892	2,832

Retained earnings	71,025	64,642

Total stockholder’s equity	132,767	126,324

Total liabilities and stockholder’s equity	$2,006,944	$1,755,732

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Income

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014

Revenues:

Premium income	$14,299	$13,759	$13,455

Fee income	19,032	16,965	11,735

Net investment income	39,201	37,907	37,243

Realized investment gains (losses), net:

Other realized investment gains (losses), net	3,860	1,645	1,430

Total realized investment gains (losses), net	3,860	1,645	1,430

Total revenues	76,392	70,276	63,863

Benefits and expenses:

Life and other policy benefits	16,230	19,152	19,962

Decrease in future policy benefits	(2,140)	(4,166)	(6,546)

Interest paid or credited to contract holders	21,544	17,801	15,784

Provision for policyholders’ share of (losses) earnings on participating business	(1,024)	(1,267)	(1,041)

Dividends to policyholders	2,646	2,971	3,296

Total benefits	37,256	34,491	31,455

General insurance expenses	29,197	20,944	18,892

Amortization of DAC	1,607	3,499	1,184

Total benefits and expenses	68,060	58,934	51,531

Income before income taxes	8,332	11,342	12,332

Income tax expense	1,949	3,701	4,145

Net income	$6,383	$7,641	$8,187

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Comprehensive Income (Loss)

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014
Net income	$6,383	$7,641	$8,187

Components of other comprehensive income (loss)

Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	1,163	(19,301)	20,782

Reclassification adjustment for (gains) losses, net, realized in net income	(1,107)	(878)	(269)

Net unrealized gains (losses), net, related to investments	56	(20,179)	20,513

Future policy benefits and DAC adjustments	36	5,070	(4,520)

Other comprehensive income (loss) before income taxes	92	(15,109)	15,993

Income tax expense (benefit) related to items of other comprehensive income	32	(5,287)	5,598

Other comprehensive income (loss)(1)	60	(9,822)	10,395

Total comprehensive income (loss)	$6,443	$(2,181)	$18,582

(1) Other comprehensive (loss) income includes the non-credit component of impaired (gains) losses on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $(103), $(160), and $(47) for the years ended December 31, 2016, 2015, and 2014, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Stockholder’s Equity

Years ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

		Common stock		Additional paid-in capital		Accumulated other comprehensive (loss) income		Retained earnings		Total
Balances, January 1, 2014	$	2,500	$	56,350	$	2,259	$	48,814	$	109,923

Net income		—		—		—		8,187		8,187

Other comprehensive income, net of income taxes		—		—		10,395		—		10,395

Balances, December 31, 2014		2,500		56,350		12,654		57,001		128,505

Net income		—		—		—		7,641		7,641

Other comprehensive loss, net of income taxes		—		—		(9,822)		—		(9,822)

Balances, December 31, 2015		2,500		56,350		2,832		64,642		126,324

Net income		—		—		—		6,383		6,383

Other comprehensive income, net of income taxes		—		—		60		—		60

Balances, December 31, 2016	$	2,500	$	56,350	$	2,892	$	71,025	$	132,767

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities:

Net income	$6,383	$7,641	$8,187

Adjustments to reconcile net income to net cash provided (used in) by operating activities:

Losses allocated to participating policyholders	(1,024)	(1,267)	(1,041)

Amortization of premiums (accretion of discounts) on investments, net	2,673	2,871	2,697

Net realized (gains) losses on investments	(1,719)	(1,307)	(3,406)

Change in provision for mortgage loss	(26)	—	—

Net (purchases) proceeds of trading securities	(3,692)	(54,026)	57,164

Interest credited to contractholders	21,481	17,714	15,724

Depreciation and amortization	1,603	3,513	1,181

DAC	(8,146)	(5,505)	(6,250)

Deferred income taxes	303	1,163	2,296

Changes in assets and liabilities:

Policy benefit liabilities	(15,161)	(12,682)	(14,899)

Reinsurance recoverable	1,132	(715)	1,144

Investment income due and accrued	(1,446)	(317)	(764)

Other assets	3,661	(5,054)	(342)

Other liabilities	552	(1,988)	(673)

Net cash provided by (used in) operating activities	6,574	(49,959)	61,018

Cash flows from investing activities:

Proceeds from sales, maturities, and redemptions of investments:

Fixed maturities, available-for-sale	86,263	75,515	73,911

Mortgage loans on real estate	12,106	6,073	6,445

Other investments	24	18	115

Purchases of investments:

Fixed maturities, available-for-sale	(272,980)	(132,552)	(205,680)

Mortgage loans on real estate	(6,097)	(14,000)	(8,985)

Other investments	(9)	(6)	(3)

Net change in short-term investments	(17,704)	10,150	2,971

Policy loans, net	(1,281)	480	(890)

Net cash used in investing activities	(199,678)	(54,322)	(132,116)

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014
Cash flows from financing activities:

Contract deposits	$272,175	$170,174	$138,908

Contract withdrawals	(78,319)	(62,396)	(62,095)

Change in due to/from parent and affiliates	(7,061)	4,912	(6,704)

Change in book overdrafts	—	(905)	536

Net cash provided by financing activities	186,795	111,785	70,645

Net (decrease) increase in cash	(6,309)	7,504	(453)

Cash, beginning of year	8,129	625	1,078

Cash, end of year	$1,820	$8,129	$625

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for income taxes	$(4,067)	$2,009	$(7,936)

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassifications

Certain amounts in the summary of investments and fair value measurements table have been reclassified to conform to current year presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of significant accounting policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.

Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

5.

The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

6.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.
•

Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Note 5. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of zero and zero are included in other liabilities at December 31, 2016, and 2015, respectively.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustment of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $608,968 and $523,191 at December 31, 2016, and 2015, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits liabilities without life contingencies in the amounts of $571,194 and $455,214 at December 31, 2016, and 2015, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $115,937 and $113,569 at December 31, 2016, and 2015, respectively. Participating business composed approximately 14% of the Company’s individual life insurance in-force at December 31, 2016, and 2015, and 41%, 46%, and 49% of individual life insurance premium income for the years ended December 31, 2016, 2015, and 2014, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheets.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The update required assets being valued using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for annual periods beginning after December 15, 2016, with early adoption permitted. The Company early adopted this ASU. The adoption of this ASU did not have an impact on the Company’s financial position or results of operations; however, the Company has investments in separate accounts for which fair value is estimated using NAV as a practical expedient. As such, the Company has retroactively applied this guidance as required by the ASU and removed $880 from the December 31, 2015, Level 2 investments in separate accounts in the fair value hierarchy table to conform to the current year presentation.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts. The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company early adopted this ASU. The adoption of this ASU did not have a material effect on the Company’s financial position or results of operations.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The update outlines a comprehensive accounting model for revenue arising from customer contracts and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. The FASB has also issued several updates to ASU 2014-09 including ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (improving the operability and understandability of the implementation guidance on principal versus agent considerations), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing (reducing the cost and complexity of applying the guidance on identifying promised goods or services and to improve the operability and understandability of the licensing implementation guidance), ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients (amending the guidance on collectability, non cash consideration, presentation of sales tax, and transition)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (amending the guidance on contract costs, certain disclosure requirements, etc.). In adopting ASU 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for annual periods beginning after December 15, 2018. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company’s evaluation of ASU 2014-09 is ongoing and not complete. The FASB has issued and may issue in the future, interpretative guidance, which may cause the evaluation to change. While the Company anticipates some changes to revenue recognition, it does not currently believe ASU 2014-09 will have a material effect on its financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities.

The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2018. The ASU also permits early adoption as of accounting periods beginning after December 15, 2017. The Company is currently evaluating the impact of this update on its financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The update is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of this update on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). This update amends the guidance on the classification of certain cash receipts and payments on the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate and bank-owned life insurance policies, distributions from equity method investees, beneficial interests in securitized transactions, and separately identifiable cash flows and application of the predominance principle. The update is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of this update on its financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force). This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result organizations will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The update is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of this update on its financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

3.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2016	2015
Reinsurance recoverable	$3,327	$3,199

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2016	2015	2014
Premium income	$(4,686)	$(4,397)	$(4,713)

Life and other policy benefits	(3,165)	(4,304)	(3,004)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2016	2015	2014

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$9,795	$6,533	$5,969	Fee income

Provides recordkeeping services.	GWL&A	2,096	2,145	1,981	Fee income

Receives investment advisory services.	GWL&A	(602)	(603)	(597)	Net investment income

Receives corporate support services.	GWL&A and The Canada Life Assurance Company (“CLAC “)(2)	10,888	7,027	6,947	General insurance expenses

Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on cost.	FASCore, LLC (1)	1,164	4,030	3,142	General insurance expenses

Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on market.	FASCore, LLC (1)	6,043	—	—	General insurance expenses

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015

GWFS Equities, Inc.(1)	On account	On demand	$2,359	$1,602
GWL&A	On account	On demand	—	101
Lifeco U.S.	On account	On demand	520	—
FASCore, LLC (1)	On account	On demand	4,222	—
Other related party receivables	On account	On demand	67	—

Total			$7,168	$1,703

(1) A wholly-owned subsidiary of GWL&A

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015

Lifeco U.S.	On account	On demand	$—	$1,804
GWL&A	On account	On demand	1,006	—
AAG, LLC (1)	On account	On demand	185	15
FASCore, LLC (1)	On account	On demand	—	840
CLAC (2)	On account	On demand	—	128

Total			$1,191	$2,787

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A. The separate account balances in the accompanying balance sheets include GWL&A general account investment contracts of $9,016 and $7,967 at December 31, 2016, and 2015, respectively.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2016
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$53,709	$1,082	$987	$53,804	$—

Obligations of U.S. states and their subdivisions	40,222	4,197	36	44,383	—

Corporate debt securities	807,304	14,942	10,749	811,497	(189)

Asset-backed securities	49,444	1,475	1,164	49,755	(704)

Residential mortgage-backed securities	12,045	399	262	12,182	—

Commercial mortgage-backed securities	81,055	912	1,137	80,830	—

Total fixed maturities	$1,043,779	$23,007	$14,335	$1,052,451	$(893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$61,830	$1,499	$488	$62,841	$—

Obligations of U.S. states and their subdivisions	41,954	4,813	70	46,697	—

Foreign government securities	2,291	—	5	2,286	—

Corporate debt securities	626,343	13,136	10,784	628,695	(230)

Asset-backed securities	49,395	1,703	999	50,099	(870)

Residential mortgage-backed securities	17,076	569	376	17,269	—

Commercial mortgage-backed securities	59,381	553	502	59,432	—

Total fixed maturities	$858,270	$22,273	$13,224	$867,319	$(1,100)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Amortized cost	Estimated fair value
Maturing in one year or less	$44,620	$45,391

Maturing after one year through five years	242,060	246,632

Maturing after five years through ten years	425,626	427,675

Maturing after ten years	160,836	162,638

Mortgage-backed and asset-backed securities	170,637	170,115

Total fixed maturities	$1,043,779	$1,052,451

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2016	2015	2014
Proceeds from sales	$45,201	$15,205	$15,595

Gross realized gains from sales	1,268	1,029	553

Gross realized losses from sales	39	—	1

Included in net investment income are unrealized gains (losses) of $(2,061), $(337), and $1,244 on held for trading fixed maturity investments still held at December 31, 2016, 2015, and 2014, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31,
	2016	2015
Principal	$99,361	$105,320

Unamortized premium (discount) and fees, net	210	283

Mortgage provision allowance	(74)	(100)

Total mortgage loans	$99,497	$105,503

The recorded investment of the mortgage loan portfolio categorized as performing was $99,571 and $105,603 as of December 31, 2016, and 2015, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2016	2015	2014
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$100	$100	$100

Provision decreases	(26)	—	—

Ending balance	$74	$100	$100

Allowance ending balance by basis of impairment method:

Collectively evaluated for impairment	$74	$100	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$99,571	$105,603	$97,724

Individually evaluated for impairment	—	3,907	3,980

Collectively evaluated for impairment	99,571	101,695	93,744

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2016, and 2015.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$36,405	$987	$—	$—	$36,405	$987

Obligations of U.S. states and their subdivisions	3,213	36	—	—	3,213	36

Corporate debt securities	334,585	9,725	18,526	1,024	353,111	10,749

Asset-backed securities	15,289	497	8,698	667	23,987	1,164

Residential mortgage-backed securities	—	—	3,834	262	3,834	262

Commercial mortgage-backed securities	34,213	1,137	—	—	34,213	1,137

Total fixed maturities	$423,705	$12,382	$31,058	$1,953	$454,763	$14,335

Total number of securities in an unrealized loss position		111		13		124

	December 31, 2015
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$40,171	$488	$—	$—	$40,171	$488

Obligations of U.S. states and their subdivisions	3,191	70	—	—	3,191	70

Foreign government securities	2,286	5	—	—	2,286	5

Corporate debt securities	236,709	8,914	16,246	1,870	252,955	10,784

Asset-backed securities	17,694	512	3,878	487	21,572	999

Residential mortgage-backed securities	—	—	5,021	376	5,021	376

Commercial mortgage-backed securities	27,457	502	—	—	27,457	502

Total fixed maturities	$327,508	$10,491	$25,145	$2,733	$352,653	$13,224

Total number of securities in an unrealized loss position		94		12		106

Fixed maturity investments - Total unrealized losses and OTTI increased by $1,111 from December 31, 2015, to December 31, 2016. The increase in unrealized losses was across several asset classes and reflects higher interest rates at December 31, 2016, compared to December 31, 2015, resulting in lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months decreased by $780 from December 31, 2015, to December 31, 2016. Corporate debt securities account for 52%, or $1,024, of the unrealized losses and OTTI greater than twelve months at December 31, 2016. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Asset-backed and residential mortgage-backed securities account for 48% of unrealized losses and OTTI greater than twelve months at December 31, 2016. Of the $929 of unrealized losses and OTTI over twelve months on asset-backed and residential

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

mortgage-backed securities, 82% or $760 are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$1,935	$1,982	$2,133

Reductions:

Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(187)	(47)	(151)

Ending balance	$1,748	$1,935	$1,982

Net Investment Income The following table summarizes net investment income:
	Year Ended December 31,
	2016	2015	2014
Investment income:

Fixed maturity and short-term investments	$33,857	$32,191	$31,851

Mortgage loans on real estate	4,743	4,902	4,775

Policy loans	1,128	1,069	1,174

Other	75	348	40

	39,803	38,510	37,840

Investment expenses	(602)	(603)	(597)

Net investment income	$39,201	$37,907	$37,243

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2016	2015	2014
Realized investment gains (losses):

Fixed maturity and short-term investments	$3,781	$1,536	$1,335

Mortgage loans on real estate	73	103	75

Other	6	6	20

Realized investment gains	$3,860	$1,645	$1,430

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,362, $4,214, and $4,468 for the years ended December 31, 2016, 2015, and 2014, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $426, $417, and $397 for the years ended December 31, 2016, 2015, and 2014, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$53,804	$—	$53,804
Obligations of U.S. states and their subdivisions	—	44,383	—	44,383
Corporate debt securities	—	811,497	—	811,497
Asset-backed securities	—	49,755	—	49,755
Residential mortgage-backed securities	—	12,182	—	12,182
Commercial mortgage-backed securities	—	80,830	—	80,830

Total fixed maturities available-for-sale	—	1,052,451	—	1,052,451

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	65,119	—	65,119
Corporate debt securities	—	3,194	—	3,194
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held for trading	—	69,393	—	69,393

Short-term investments available-for-sale	31,361	—	—	31,361
Separate account assets(1)	659,837	215	—	664,046

Total assets	$691,198	$1,122,059	$—	$1,817,251

(1) Included in the total fair value amount are $4 million of investments as of December 31, 2016, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$62,841	$—	$62,841
Obligations of U.S. states and their subdivisions	—	46,697	—	46,697
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	628,695	—	628,695
Asset-backed securities	—	50,099	—	50,099
Residential mortgage-backed securities	—	17,269	—	17,269
Commercial mortgage-backed securities	—	59,432	—	59,432

Total fixed maturities available-for-sale	—	867,319	—	867,319

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	61,029	—	61,029
Corporate debt securities	—	3,212	—	3,212
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held for trading	—	65,306	—	65,306

Short-term investments available-for-sale	55	13,602	—	13,657
Separate account assets(1)	616,361	199	—	617,440

Total assets	$616,416	$946,426	$—	$1,563,722

(1) Included in the total fair value amount are $1 million of investments as of December 31, 2015, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers. Included in short-term investments are highly liquid money market securities that are traded in an active market.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Assets measured at fair value using significant unobservable inputs (Level 3)

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Recurring Level 3 financial assets
Year Ended December 31, 2016
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2016	$—

Realized and unrealized gains (losses) included in:

Other comprehensive income (loss)	—

Balance, December 31, 2016	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—

Recurring Level 3 financial assets
Year Ended December 31, 2015
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2015	$—

Realized and unrealized gains (losses) included in:

Other comprehensive income (loss)	—

Balance, December 31, 2015	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—

Recurring Level 3 financial assets
Year Ended December 31, 2014
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2014	$3,991

Transfers out of Level 3 (1)	(3,991)

Balance, December 31, 2014	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—

(1)	Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2016		December 31, 2015
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$99,497	$101,592	$105,503	$110,283

Policy loans	26,010	26,010	24,408	24,408

Liabilities
Annuity contract benefits without life contingencies	$571,194	$554,578	$455,214	$441,393

Policyholders’ funds	2,072	2,072	2,247	2,247

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2016 and 2015, the reinsurance receivables had carrying values in the amounts of $4,192 and $5,266, respectively. Included in these amounts are $3,327 and $3,199 at December 31, 2016 and 2015, respectively, associated with reinsurance agreements with related parties. At December 31, 2016 and 2015, 18% and 23%, respectively, of the total reinsurance receivable was due from GWL&A. In addition, 62% and 38%, respectively, of the total reinsurance receivable was due from CLAC at December 31, 2016 and 2015.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,262,704	$(1,589,747)	$1,672,957

Premium income:
Life insurance	$22,437	$(8,138)	$14,299

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,228,154	$(1,647,190)	$1,580,964

Premium income:
Life insurance	$21,111	$(7,352)	$13,759

The following tables summarize total premium income for the year ended December 31, 2014:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$20,802	$(7,347)	$13,455

Reinsurance recoveries for life and other policy benefits were $5,301, $6,840, and $4,976 for the years ended December 31, 2016, 2015, and 2014, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

7.  Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2016	2015	2014
Balance, January 1,	$20,661	$15,481	$12,761

Capitalized additions	8,146	5,106	6,248

Amortization and writedowns	(1,607)	(3,499)	(1,184)

Unrealized investment (gains) losses	196	3,573	(2,344)

Balance, December 31,	$27,396	$20,661	$15,481

8.  Stockholder’s Equity and Dividend Restrictions

The Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at December 31, 2016, and 2015.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2016	2015	2014		2016	2015
Net (loss) income	$(1,944)	$5,392	$1,510	Capital and surplus	$86,725	$88,786

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as December 31, 2016.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Statutory capital and surplus and net gain from operations at and for the year ended December 31, 2016 were $86,725 and $(1,944), respectively. Based on the as filed amounts, the Company may not pay dividends during the year ended December 31, 2017 without the approval of the New York Superintendent of Financial Services. Prior to any payment of dividends in 2017, the Company will seek approval from the Superintendent.

9.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2016
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2016	$4,699	$(1,867)	$2,832

Other comprehensive income (loss) before reclassifications	756	24	780

Amounts reclassified from AOCI	(720)	—	(720)

Net current period other comprehensive income (loss)	36	24	60

Balances, December 31, 2016	$4,735	$(1,843)	$2,892

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2015	$17,816	$(5,162)	$12,654

Other comprehensive income (loss) before reclassifications	(12,546)	3,295	(9,251)

Amounts reclassified from AOCI	(571)	—	(571)

Net current period other comprehensive income (loss)	(13,117)	3,295	(9,822)

Balances, December 31, 2015	$4,699	$(1,867)	$2,832

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2014	$4,483	$(2,224)	$2,259

Other comprehensive income (loss) before reclassifications	13,508	(2,938)	10,570

Amounts reclassified from AOCI	(175)	—	(175)

Net current period other comprehensive income (loss)	13,333	(2,938)	10,395

Balances, December 31, 2014	$17,816	$(5,162)	$12,654

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2016
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount

Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$1,163	$(407)	$756

Reclassification adjustment for (gains) losses, net, realized in net income	(1,107)	387	(720)

Net unrealized gains (losses) related to investments	56	(20)	36

Future policy benefits and DAC adjustments	36	(12)	24

Net unrealized gains (losses)	92	(32)	60

Other comprehensive income (loss)	$92	$(32)	$60

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(19,301)	$6,755	$(12,546)

Reclassification adjustment for (gains) losses, net, realized in net income	(878)	307	(571)

Net unrealized gains (losses) related to investments	(20,179)	7,062	(13,117)

Future policy benefits and DAC adjustments	5,070	(1,775)	3,295

Net unrealized gains (losses)	(15,109)	5,287	(9,822)

Other comprehensive income (loss)	$(15,109)	$5,287	$(9,822)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$20,782	$(7,274)	$13,508

Reclassification adjustment for (gains) losses, net, realized in net income	(269)	94	(175)

Net unrealized gains (losses) related to investments	20,513	(7,180)	13,333

Future policy benefits and DAC adjustments	(4,520)	1,582	(2,938)

Net unrealized gains (losses)	15,993	(5,598)	10,395

Other comprehensive income (loss)	$15,993	$(5,598)	$10,395

The following table presents the reclassifications from accumulated other comprehensive income (loss):

	Year Ended December 31,
	2016	2015	2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)			Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(1,107)	$(878)	$(269)	Other realized investment (gains) losses, net

	(1,107)	(878)	(269)	Total before tax

	(387)	(307)	(94)	Tax expense or benefit

Total reclassification	$(720)	$(571)	$(175)	Net of tax

10.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2016	2015	2014
Commissions	$14,818	$11,763	$11,759

Compensation	7,272	7,263	6,732

Other	7,107	1,918	401

Total general insurance expenses	$29,197	$20,944	$18,892

11.  Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2016	2015	2014
Current	$1,646	$2,538	$1,849

Deferred	303	1,163	2,296

Total income tax provision	$1,949	$3,701	$4,145

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%

Income tax effect of:

Tax Credits	(7.1)%	— %	— %

Other, net	(4.5)%	(2.4)%	(1.4)%

Effective income tax rate	23.4%	32.6%	33.6%

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2016		2015
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$2,459	$—	$3,280	$—

Deferred acquisition costs	—	323	322	—

Investment assets	—	2,580	—	3,545

Policyholder dividends	1,015	—	1,085	—

Deferred director’s fees	331	—	293	—

Earnings on participating business	5,450	—	5,958	—

Tax credits	850	—	—	—

Other	—	109	36	—

Total deferred taxes	$10,105	$3,012	$10,974	$3,545

The deferred tax liability amounts presented for investment assets above include $1,557 and $1,525 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2016, and 2015, respectively.

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2012 and prior. Tax years 2013 through 2015 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company generated $166 of foreign tax credit carry forwards during the year ended December 31, 2016. During the years ended December 31, 2010 through December 31, 2015, the Company generated credit carryforwards of $684. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. The credit will begin to expire in 2020.

Included in due to parent and affiliates at December 31, 2016 is $520 of income taxes receivable to affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in due from parent and affiliates at December 31, 2015 is $1,804 of income taxes payable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

12.  Commitments and Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations or cash flows.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2016, and 2015, were $13,000 and zero, respectively, all of which is due within one year from the dates indicated.

13.  Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 31, 2017, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

Variable Annuity-2 Series

Account of Great-West Life

& Annuity Insurance

Company of New York

Annual Statement for the Year Ended

December 31, 2016 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$105,089	$75,578	$46,906	$108,598	$47,287	$2,560
Investment income due and accrued
Receivable for investments sold

Total assets	105,089	75,578	46,906	108,598	47,287	2,560

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	12	9	5	12	5

Total liabilities	12	9	5	12	5	0

NET ASSETS	$105,077	$75,569	$46,901	$108,586	$47,282	$2,560

NET ASSETS REPRESENTED BY:
Accumulation units	$105,077	$75,569	$46,901	$108,586	$47,282	$2,560

ACCUMULATION UNITS OUTSTANDING	1,070	757	668	2,452	3,892	265

UNIT VALUE (ACCUMULATION)	$98.20	$99.83	$70.21	$44.28	$12.15	$9.66

(1) Cost of investments:	$71,168	$63,899	$45,949	$130,432	$45,150	$2,514
Shares of investments:	1,566	1,436	2,381	5,789	4,825	231

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND

ASSETS:
Investments at fair value (1)	$18,764	$41,322	$100,291	$11,528	$12,421	$516,625
Investment income due and accrued
Receivable for investments sold

Total assets	18,764	41,322	100,291	11,528	12,421	516,625

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	2	7	1	1	43

Total liabilities	2	2	7	1	1	43

NET ASSETS	$18,762	$41,320	$100,284	$11,527	$12,420	$516,582

NET ASSETS REPRESENTED BY:
Accumulation units	$18,762	$41,320	$100,284	$11,527	$12,420	$516,582

ACCUMULATION UNITS OUTSTANDING	1,859	2,452	8,887	1,283	1,218	52,564

UNIT VALUE (ACCUMULATION)	$10.09	$16.85	$11.28	$8.98	$10.20	$9.83

(1) Cost of investments:	$19,174	$38,893	$94,629	$11,762	$12,805	$509,687
Shares of investments:	1,856	1,956	9,561	693	637	38,641

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES

ASSETS:
Investments at fair value (1)	$185,063	$22,856	$295,248	$164,952	$8,047	$121,592
Investment income due and accrued	858
Receivable for investments sold

Total assets	185,921	22,856	295,248	164,952	8,047	121,592

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	12	2	34	7	1	11

Total liabilities	12	2	34	7	1	11

NET ASSETS	$185,909	$22,854	$295,214	$164,945	$8,046	$121,581

NET ASSETS REPRESENTED BY:
Accumulation units	$185,909	$22,854	$295,214	$164,945	$8,046	$121,581

ACCUMULATION UNITS OUTSTANDING	17,726	2,354	15,382	16,459	787	10,686

UNIT VALUE (ACCUMULATION)	$10.49	$9.71	$19.19	$10.02	$10.22	$11.38

(1) Cost of investments:	$180,103	$22,768	$286,042	$141,143	$7,931	$122,527
Shares of investments:	25,561	1,111	13,625	9,226	726	7,824

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF GROWTH AND INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$9,167	$95,399	$7	$56,818	$5,555	$46,519
Investment income due and accrued						139
Receivable for investments sold

Total assets	9,167	95,399	7	56,818	5,555	46,658

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	1	4	0	4	2	5

Total liabilities	1	4	0	4	2	5

NET ASSETS	$9,166	$95,395	$7	$56,814	$5,553	$46,653

NET ASSETS REPRESENTED BY:
Accumulation units	$9,166	$95,395	$7	$56,814	$5,553	$46,653

ACCUMULATION UNITS OUTSTANDING	770	6,631	0	4,605	108	867

UNIT VALUE (ACCUMULATION)	$11.90	$14.39	$14.39	$12.34	$51.42	$53.81

(1) Cost of investments:	$7,930	$94,258	$8	$55,299	$4,439	$35,472
Shares of investments:	231	3,585	1	3,366	147	1,615

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	EATON VANCE VT FLOATING- RATE INCOME FUND	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$120,357	$152,596	$5,512	$31,787	$13,455	$12,023
Investment income due and accrued	288			8
Receivable for investments sold

Total assets	120,645	152,596	5,512	31,795	13,455	12,023

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	12	17	2	4	2	1

Total liabilities	12	17	2	4	2	1

NET ASSETS	$120,633	$152,579	$5,510	$31,791	$13,453	$12,022

NET ASSETS REPRESENTED BY:
Accumulation units	$120,633	$152,579	$5,510	$31,791	$13,453	$12,022

ACCUMULATION UNITS OUTSTANDING	11,562	3,168	79	2,183	389	118

UNIT VALUE (ACCUMULATION)	$10.43	$48.16	$69.75	$14.56	$34.58	$101.88

(1) Cost of investments:	$119,426	$147,214	$4,357	$31,787	$7,244	$8,656
Shares of investments:	12,997	9,987	166	31,787	433	203

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

ASSETS:
Investments at fair value (1)	$56,477	$99,054	$11,968	$57,037	$284,174	$40,996
Investment income due and accrued
Receivable for investments sold

Total assets	56,477	99,054	11,968	57,037	284,174	40,996

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	5	11	1	7	14	2

Total liabilities	5	11	1	7	14	2

NET ASSETS	$56,472	$99,043	$11,967	$57,030	$284,160	$40,994

NET ASSETS REPRESENTED BY:
Accumulation units	$56,472	$99,043	$11,967	$57,030	$284,160	$40,994

ACCUMULATION UNITS OUTSTANDING	997	328	373	1,756	27,693	4,387

UNIT VALUE (ACCUMULATION)	$56.64	$301.96	$32.08	$32.48	$10.26	$9.34

(1) Cost of investments:	$61,723	$57,934	$11,998	$61,002	$248,832	$43,000
Shares of investments:	10,497	435	947	3,203	18,089	4,515

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST FEDERATED BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND

ASSETS:
Investments at fair value (1)	$36,871	$182,475	$317,798	$89,982	$12,560	$4,693,684
Investment income due and accrued						15
Receivable for investments sold						32,796

Total assets	36,871	182,475	317,798	89,982	12,560	4,726,495

LIABILITIES:
Redemptions payable						32,796
Due to Great-West Life & Annuity Insurance Company of New York	4	7	12	3	1	206

Total liabilities	4	7	12	3	1	33,002

NET ASSETS	$36,867	$182,468	$317,786	$89,979	$12,559	$4,693,493

NET ASSETS REPRESENTED BY:
Accumulation units	$36,867	$182,468	$317,786	$89,979	$12,559	$4,693,493

ACCUMULATION UNITS OUTSTANDING	3,544	17,145	26,336	8,231	1,127	477,624

UNIT VALUE (ACCUMULATION)	$10.40	$10.64	$12.07	$10.93	$11.14	$9.83

(1) Cost of investments:	$33,673	$183,845	$321,042	$89,697	$11,752	$4,693,684
Shares of investments:	22,211	13,477	40,228	8,545	1,006	4,693,684

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$388,182	$9,246	$73,225	$164,397	$337,135	$141,762
Investment income due and accrued
Receivable for investments sold

Total assets	388,182	9,246	73,225	164,397	337,135	141,762

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	21	1	7	3	17	12

Total liabilities	21	1	7	3	17	12

NET ASSETS	$388,161	$9,245	$73,218	$164,394	$337,118	$141,750

NET ASSETS REPRESENTED BY:
Accumulation units	$388,161	$9,245	$73,218	$164,394	$337,118	$141,750

ACCUMULATION UNITS OUTSTANDING	35,253	837	7,037	15,562	28,297	11,314

UNIT VALUE (ACCUMULATION)	$11.01	$11.05	$10.40	$10.56	$11.91	$12.53

(1) Cost of investments:	$408,455	$7,931	$73,329	$166,267	$343,552	$126,915
Shares of investments:	38,857	797	5,242	11,956	26,236	5,202

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND	GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$181,435	$1,705,474	$344,502	$113,992	$24,259	$14,761
Investment income due and accrued
Receivable for investments sold

Total assets	181,435	1,705,474	344,502	113,992	24,259	14,761

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	133	7	11	2	1

Total liabilities	14	133	7	11	2	1

NET ASSETS	$181,421	$1,705,341	$344,495	$113,981	$24,257	$14,760

NET ASSETS REPRESENTED BY:
Accumulation units	$181,421	$1,705,341	$344,495	$113,981	$24,257	$14,760

ACCUMULATION UNITS OUTSTANDING	16,846	149,073	23,017	10,792	2,361	1,338

UNIT VALUE (ACCUMULATION)	$10.77	$11.44	$14.97	$10.56	$10.27	$11.03

(1) Cost of investments:	$187,389	$1,747,577	$380,854	$111,970	$25,032	$14,302
Shares of investments:	15,494	213,451	39,015	14,671	2,857	1,478

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND

ASSETS:
Investments at fair value (1)	$55,738	$282,150	$156,458	$2,201,698	$646,829	$619,321
Investment income due and accrued
Receivable for investments sold

Total assets	55,738	282,150	156,458	2,201,698	646,829	619,321

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	6	18	12	135	53	40

Total liabilities	6	18	12	135	53	40

NET ASSETS	$55,732	$282,132	$156,446	$2,201,563	$646,776	$619,281

NET ASSETS REPRESENTED BY:
Accumulation units	$55,732	$282,132	$156,446	$2,201,563	$646,776	$619,281

ACCUMULATION UNITS OUTSTANDING	5,366	23,712	13,871	162,921	53,248	43,301

UNIT VALUE (ACCUMULATION)	$10.39	$11.90	$11.28	$13.51	$12.15	$14.30

(1) Cost of investments:	$52,972	$276,560	$169,426	$2,065,479	$601,034	$550,559
Shares of investments:	4,048	34,833	13,237	115,635	42,111	46,918

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

ASSETS:
Investments at fair value (1)	$8,114,908	$94,634	$326,645	$175,984	$47,963	$86,976
Investment income due and accrued
Receivable for investments sold

Total assets	8,114,908	94,634	326,645	175,984	47,963	86,976

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	794	4	13	7	5	2

Total liabilities	794	4	13	7	5	2

NET ASSETS	$8,114,114	$94,630	$326,632	$175,977	$47,958	$86,974

NET ASSETS REPRESENTED BY:
Accumulation units	$8,114,114	$94,630	$326,632	$175,977	$47,958	$86,974

ACCUMULATION UNITS OUTSTANDING	777,320	8,896	20,381	11,354	4,988	8,108

UNIT VALUE (ACCUMULATION)	$10.44	$10.64	$16.03	$15.50	$9.61	$10.73

(1) Cost of investments:	$8,045,759	$95,884	$333,029	$179,275	$46,360	$89,050
Shares of investments:	718,770	9,242	13,431	7,956	5,751	7,340

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	IVY VIP ENERGY FUND	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN ENTERPRISE PORTFOLIO

ASSETS:
Investments at fair value (1)	$33,045	$109,763	$108,204	$43,315	$379,351	$118,130
Investment income due and accrued
Receivable for investments sold

Total assets	33,045	109,763	108,204	43,315	379,351	118,130

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	3	3	3	3	9	5

Total liabilities	3	3	3	3	9	5

NET ASSETS	$33,042	$109,760	$108,201	$43,312	$379,342	$118,125

NET ASSETS REPRESENTED BY:
Accumulation units	$33,042	$109,760	$108,201	$43,312	$379,342	$118,125

ACCUMULATION UNITS OUTSTANDING	3,386	6,426	8,950	3,624	26,443	10,884

UNIT VALUE (ACCUMULATION)	$9.76	$17.08	$12.09	$11.95	$14.35	$10.85

(1) Cost of investments:	$33,403	$108,986	$113,033	$37,734	$379,246	$118,033
Shares of investments:	2,106	5,222	3,336	6,396	11,896	2,101

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

ASSETS:
Investments at fair value (1)	$144,824	$49,921	$19,359	$12,130	$656,201	$14,174
Investment income due and accrued
Receivable for investments sold

Total assets	144,824	49,921	19,359	12,130	656,201	14,174

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	6	1	1	17

Total liabilities	14	6	1	1	17	0

NET ASSETS	$144,810	$49,915	$19,358	$12,129	$656,184	$14,174

NET ASSETS REPRESENTED BY:
Accumulation units	$144,810	$49,915	$19,358	$12,129	$656,184	$14,174

ACCUMULATION UNITS OUTSTANDING	14,469	2,962	1,938	1,154	60,013	817

UNIT VALUE (ACCUMULATION)	$10.01	$16.85	$9.99	$10.51	$10.93	$17.35

(1) Cost of investments:	$149,411	$75,097	$21,716	$11,991	$645,199	$14,062
Shares of investments:	11,467	2,014	893	262	52,038	626

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	NVIT EMERGING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$4,243	$63,187	$32,979	$42,762	$340,822	$7,793
Investment income due and accrued				89	414	12
Receivable for investments sold

Total assets	4,243	63,187	32,979	42,851	341,236	7,805

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York		6	2	15	13	1

Total liabilities	0	6	2	15	13	1

NET ASSETS	$4,243	$63,181	$32,977	$42,836	$341,223	$7,804

NET ASSETS REPRESENTED BY:
Accumulation units	$4,243	$63,181	$32,977	$42,836	$341,223	$7,804

ACCUMULATION UNITS OUTSTANDING	441	5,962	4,276	4,578	32,574	779

UNIT VALUE (ACCUMULATION)	$9.62	$10.60	$7.71	$9.36	$10.48	$10.02

(1) Cost of investments:	$4,422	$56,902	$34,280	$48,146	$353,484	$7,952
Shares of investments:	440	2,661	4,148	3,722	33,283	635

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND

ASSETS:
Investments at fair value (1)	$441,097	$1,221	$8,185	$42,306	$47,993	$32,155
Investment income due and accrued	716
Receivable for investments sold

Total assets	441,813	1,221	8,185	42,306	47,993	32,155

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	16		1	4	5	3

Total liabilities	16	0	1	4	5	3

NET ASSETS	$441,797	$1,221	$8,184	$42,302	$47,988	$32,152

NET ASSETS REPRESENTED BY:
Accumulation units	$441,797	$1,221	$8,184	$42,302	$47,988	$32,152

ACCUMULATION UNITS OUTSTANDING	39,695	117	813	4,118	4,773	3,275

UNIT VALUE (ACCUMULATION)	$11.13	$10.44	$10.07	$10.27	$10.05	$9.82

(1) Cost of investments:	$464,401	$1,129	$7,930	$39,278	$47,861	$33,285
Shares of investments:	41,456	66	490	1,628	6,209	2,950

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INVESTORS FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$5,014	$156,804	$42,863	$248,643	$331,233	$155,022
Investment income due and accrued
Receivable for investments sold

Total assets	5,014	156,804	42,863	248,643	331,233	155,022

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York		6	4	9	20	10

Total liabilities	0	6	4	9	20	10

NET ASSETS	$5,014	$156,798	$42,859	$248,634	$331,213	$155,012

NET ASSETS REPRESENTED BY:
Accumulation units	$5,014	$156,798	$42,859	$248,634	$331,213	$155,012

ACCUMULATION UNITS OUTSTANDING	577	13,360	4,137	21,011	30,070	11,686

UNIT VALUE (ACCUMULATION)	$8.69	$11.74	$10.36	$11.83	$11.01	$13.26

(1) Cost of investments:	$4,998	$160,015	$40,896	$192,600	$323,040	$159,587
Shares of investments:	407	8,940	2,403	15,787	14,728	4,644

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

INVESTMENT DIVISIONS

VAN ECK VIP GLOBAL HARD ASSETS FUND

ASSETS:
Investments at fair value (1)	$35,921
Investment income due and accrued
Receivable for investments sold

Total assets	35,921

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	4

Total liabilities	4

NET ASSETS	$35,917

NET ASSETS REPRESENTED BY:
Accumulation units	$35,917

ACCUMULATION UNITS OUTSTANDING	3,940

UNIT VALUE (ACCUMULATION)	$9.12

(1) Cost of investments:	$32,283
Shares of investments:	1,540

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
								(1)	(2)

INVESTMENT INCOME:
Dividends	$199	$		$		$		$868	$18

EXPENSES:
Mortality and expense risk	1,284		920		563		1,234	94	5
Administrative charges	154		110		67		132

Total expenses	1,438		1,030		630		1,366	94	5

NET INVESTMENT INCOME (LOSS)	(1,239)		(1,030)		(630)		(1,366)	774	13

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	712		222		(20)		(131)
Realized gain distributions	824		276		0		14,964		1

Net realized gain (loss) on investments	1,536		498		(20)		14,833	0	1

Change in net unrealized appreciation (depreciation) on investments	(1,240)		(1,171)		444		(8,504)	2,137	46

Net realized and unrealized gain (loss) on investments	296		(673)		424		6,329	2,137	47

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(943)		$(1,703)		$(206)		$4,963	$2,911	$60

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period October 26, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
	(1)		(2)	(3)	(4)

INVESTMENT INCOME:
Dividends	$67	$332	$503	$75	$73	$6,341

EXPENSES:
Mortality and expense risk	39	64	178	7	36	2,611
Administrative charges

Total expenses	39	64	178	7	36	2,611

NET INVESTMENT INCOME (LOSS)	28	268	325	68	37	3,730

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1)	2	12		(1)	(5,902)
Realized gain distributions		668

Net realized gain (loss) on investments	(1)	670	12	0	(1)	(5,902)

Change in net unrealized appreciation (depreciation) on investments	(410)	2,675	5,662	(234)	(384)	14,673

Net realized and unrealized gain (loss) on investments	(411)	3,345	5,674	(234)	(385)	8,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(383)	$3,613	$5,999	$(166)	$(348)	$12,501

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period July 6, 2016 to December 31, 2016.
	(3) For the period November 1, 2016 to December 31, 2016.
	(4) For the period September 20, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES
			(1)			(2)		(1)

INVESTMENT INCOME:
Dividends	$6,519	$		$		$1,327	$		$450

EXPENSES:
Mortality and expense risk	819		32		3,277	657		20	705
Administrative charges					320

Total expenses	819		32		3,597	657		20	705

NET INVESTMENT INCOME (LOSS)	5,700		(32)		(3,597)	670		(20)	(255)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,815)		1		1,162	3,909			26
Realized gain distributions			347		87,256	3,488			2,654

Net realized gain (loss) on investments	(1,815)		348		88,418	7,397		0	2,680

Change in net unrealized appreciation (depreciation) on investments	10,195		88		(40,690)	23,809		116	(1,259)

Net realized and unrealized gain (loss) on investments	8,380		436		47,728	31,206		116	1,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,080		$404		$44,131	$31,876		$96	$1,166

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period January 21, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE GLOBAL SMALL CAP VIP		DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF GROWTH AND INCOME PORTFOLIO
		(1)

INVESTMENT INCOME:
Dividends	$		$464	$		$		$66	$532

EXPENSES:
Mortality and expense risk		22	370				439	65	542
Administrative charges								7	65

Total expenses		22	370		0		439	72	607

NET INVESTMENT INCOME (LOSS)		(22)	94		0		(439)	(6)	(75)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		2	297				(1,048)	19	232
Realized gain distributions			7,476		1		2,097	500	4,942

Net realized gain (loss) on investments		2	7,773		1		1,049	519	5,174

Change in net unrealized appreciation (depreciation) on investments		1,237	(350)		(1)		886	(61)	(1,450)

Net realized and unrealized gain (loss) on investments		1,239	7,423		0		1,935	458	3,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$1,217	$7,517		$0		$1,496	$452	$3,649

	(1) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	EATON VANCE VT FLOATING- RATE INCOME FUND	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO
	(1)

INVESTMENT INCOME:
Dividends	$660	$2,259	$43	$76	$44	$5

EXPENSES:
Mortality and expense risk	230	1,881	65	473	165	159
Administrative charges		31	8	49	20	19

Total expenses	230	1,912	73	522	185	178

NET INVESTMENT INCOME (LOSS)	430	347	(30)	(446)	(141)	(173)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	14	124	16		634	711
Realized gain distributions		6,405	403		277	1,302

Net realized gain (loss) on investments	14	6,529	419	0	911	2,013

Change in net unrealized appreciation (depreciation) on investments	931	(4,227)	(53)		(952)	(1,986)

Net realized and unrealized gain (loss) on investments	945	2,302	366	0	(41)	27

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,375	$2,649	$336	$(446)	$(182)	$(146)

	(1) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,908	$1,389	$285	$850	$11,768	$292

EXPENSES:
Mortality and expense risk	665	1,152	150	720	1,335	264
Administrative charges	80	138	18	86

Total expenses	745	1,290	168	806	1,335	264

NET INVESTMENT INCOME (LOSS)	2,163	99	117	44	10,433	28

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(237)	693	2	(68)	1,901	(12)
Realized gain distributions		94	6	101

Net realized gain (loss) on investments	(237)	787	8	33	1,901	(12)

Change in net unrealized appreciation (depreciation) on investments	4,611	8,368	258	(3,962)	35,547	(184)

Net realized and unrealized gain (loss) on investments	4,374	9,155	266	(3,929)	37,448	(196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,537	$9,254	$383	$(3,885)	$47,881	$(168)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST FEDERATED BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
		(1)

INVESTMENT INCOME:
Dividends	$		$288	$1,236	$4,605	$2,056	$210

EXPENSES:
Mortality and expense risk			222	677	765	385	69
Administrative charges

Total expenses		0	222	677	765	385	69

NET INVESTMENT INCOME (LOSS)		0	66	559	3,840	1,671	141

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(549)	(231)	44	(20)	(22)	15
Realized gain distributions			236	396	5,971		105

Net realized gain (loss) on investments		(549)	5	440	5,951	(22)	120

Change in net unrealized appreciation (depreciation) on investments		462	3,529	(432)	3,697	2,040	910

Net realized and unrealized gain (loss) on investments		(87)	3,534	8	9,648	2,018	1,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(87)	$3,600	$567	$13,488	$3,689	$1,171

	(1) For the period January 1, 2016 to March 8, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND
				(1)	(2)		(3)	(4)

INVESTMENT INCOME:
Dividends	$15	$6,491	$		$839	$		$1,916

EXPENSES:
Mortality and expense risk	8,529	1,592		115	121			104
Administrative charges

Total expenses	8,529	1,592		115	121		0	104

NET INVESTMENT INCOME (LOSS)	(8,514)	4,899		(115)	718		0	1,812

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(3,011)		12,450	1		(189)
Realized gain distributions		186			763			2,348

Net realized gain (loss) on investments	0	(2,825)		12,450	764		(189)	2,348

Change in net unrealized appreciation (depreciation) on investments		(2,137)		1,315	(104)		156	(1,870)

Net realized and unrealized gain (loss) on investments	0	(4,962)		13,765	660		(33)	478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,514)	$(63)		$13,650	$1,378		$(33)	$2,290

	(1) For the period January 21, 2016 to December 31, 2016.
	(2) For the period November 10, 2016 to December 31, 2016.
	(3) For the period January 1, 2016 to March 8, 2016.
	(4) For the period September 28, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
				(1)

INVESTMENT INCOME:
Dividends	$6,788	$52	$		$1,153	$15,266	$7,123

EXPENSES:
Mortality and expense risk	1,569	521		46	706	3,894	811
Administrative charges

Total expenses	1,569	521		46	706	3,894	811

NET INVESTMENT INCOME (LOSS)	5,219	(469)		(46)	447	11,372	6,312

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,577)	(289)		3,671	(289)	(233)	(1,002)
Realized gain distributions	1,941	3,448			2,636	36,159	18,919

Net realized gain (loss) on investments	(636)	3,159		3,671	2,347	35,926	17,917

Change in net unrealized appreciation (depreciation) on investments	23,133	17,689			(4,175)	20,741	3,243

Net realized and unrealized gain (loss) on investments	22,497	20,848		3,671	(1,828)	56,667	21,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,716	$20,379		$3,625	$(1,381)	$68,039	$27,472

	(1) For the period January 21, 2016 to April 5, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND		GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND		GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND
		(1)		(2)		(3)		(4)

INVESTMENT INCOME:
Dividends	$		$		$		$		$13,185	$1,611

EXPENSES:
Mortality and expense risk		378		20		53		294	1,176	685
Administrative charges

Total expenses		378		20		53		294	1,176	685

NET INVESTMENT INCOME (LOSS)		(378)		(20)		(53)		(294)	12,009	926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		5				2		55	(1,625)	(89)
Realized gain distributions		925		1,049				1,186		9,976

Net realized gain (loss) on investments		930		1,049		2		1,241	(1,625)	9,887

Change in net unrealized appreciation (depreciation) on investments		2,022		(773)		459		2,766	8,667	(11,710)

Net realized and unrealized gain (loss) on investments		2,952		276		461		4,007	7,042	(1,823)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$2,574		$256		$408		$3,713	$19,051	$(897)

	(1) For the period September 15, 2016 to December 31, 2016.
	(2) For the period December 6, 2016 to December 31, 2016.
	(3) For the period August 5, 2016 to December 31, 2016.
	(4) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST STOCK INDEX FUND

INVESTMENT INCOME:
Dividends	$15,877	$2,309	$4,470	$130,643	$1,017	$3,490

EXPENSES:
Mortality and expense risk	8,275	2,746	2,190	52,695	269	1,018
Administrative charges

Total expenses	8,275	2,746	2,190	52,695	269	1,018

NET INVESTMENT INCOME (LOSS)	7,602	(437)	2,280	77,948	748	2,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10,026	4,237	(4,077)	(15,207)		6,140
Realized gain distributions	34,443	22,635	27,397	134,634	15	25,610

Net realized gain (loss) on investments	44,469	26,872	23,320	119,427	15	31,750

Change in net unrealized appreciation (depreciation) on investments	133,139	55,096	86,597	156,704	(345)	(5,205)

Net realized and unrealized gain (loss) on investments	177,608	81,968	109,917	276,131	(330)	26,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$185,210	$81,531	$112,197	$354,079	$418	$29,017

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND
			(1)

INVESTMENT INCOME:
Dividends	$87	$		$1,305	$12	$746	$1,291

EXPENSES:
Mortality and expense risk	731		111	187	73	242	293
Administrative charges

Total expenses	731		111	187	73	242	293

NET INVESTMENT INCOME (LOSS)	(644)		(111)	1,118	(61)	504	998

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,102)		1		(9)	(1,289)	(32)
Realized gain distributions	6,507			277	17	7,896

Net realized gain (loss) on investments	5,405		1	277	8	6,607	(32)

Change in net unrealized appreciation (depreciation) on investments	6,146		1,603	(1,193)	(337)	9,632	(1,475)

Net realized and unrealized gain (loss) on investments	11,551		1,604	(916)	(329)	16,239	(1,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,907		$1,493	$202	$(390)	$16,743	$(509)

	(1) For the period October 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		IVY VIP ENERGY FUND	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
		(1)			(2)

INVESTMENT INCOME:
Dividends	$		$6,509	$26	$2,369	$2,295	$

EXPENSES:
Mortality and expense risk		85	953	398	852	612		112
Administrative charges						73

Total expenses		85	953	398	852	685		112

NET INVESTMENT INCOME (LOSS)		(85)	5,556	(372)	1,517	1,610		(112)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		5	(986)	(125)	(3)	(394)		(21)
Realized gain distributions			4,271	9,117		1,522

Net realized gain (loss) on investments		5	3,285	8,992	(3)	1,128		(21)

Change in net unrealized appreciation (depreciation) on investments		5,581	4,823	116	(4,587)	(6,931)		(507)

Net realized and unrealized gain (loss) on investments		5,586	8,108	9,108	(4,590)	(5,803)		(528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$5,501	$13,664	$8,736	$(3,073)	$(4,193)		$(640)

	(1) For the period July 6, 2016 to December 31, 2016.
	(2) For the period April 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT DEVELOPING MARKETS FUND	NVIT EMERGING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
		(1)		(2)		(3)	(4)

INVESTMENT INCOME:
Dividends	$		$		$65	$94	$35	$21

EXPENSES:
Mortality and expense risk		10		300	33	30	25	308
Administrative charges						4

Total expenses		10		300	33	34	25	308

NET INVESTMENT INCOME (LOSS)		(10)		(300)	32	60	10	(287)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares				3		(2,860)		(199)
Realized gain distributions					481			316

Net realized gain (loss) on investments		0		3	481	(2,860)	0	117

Change in net unrealized appreciation (depreciation) on investments		139		11,002	701	3,191	(179)	6,466

Net realized and unrealized gain (loss) on investments		139		11,005	1,182	331	(179)	6,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$129		$10,705	$1,214	$391	$(169)	$6,296

	(1) For the period December 6, 2016 to December 31, 2016.
	(2) For the period September 7, 2016 to December 31, 2016.
	(3) For the period January 1, 2016 to August 8, 2016
	(4) For the period August 8, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT CAPITAL OPPORTUNITIES FUND
		(1)		(2)

INVESTMENT INCOME:
Dividends	$151	$397	$4,865	$33	$8,858	$11

EXPENSES:
Mortality and expense risk	65	192	1,580	20	1,884	16
Administrative charges

Total expenses	65	192	1,580	20	1,884	16

NET INVESTMENT INCOME (LOSS)	86	205	3,285	13	6,974	(5)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(295)	(3,349)	(1,125)		(1,323)	(2)
Realized gain distributions						32

Net realized gain (loss) on investments	(295)	(3,349)	(1,125)	0	(1,323)	30

Change in net unrealized appreciation (depreciation) on investments	1,667	(5,384)	758	(159)	3,584	146

Net realized and unrealized gain (loss) on investments	1,372	(8,733)	(367)	(159)	2,261	176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,458	$(8,528)	$2,918	$(146)	$9,235	$171

	(1) For the period July 6, 2016 to December 31, 2016.
	(2) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GROWTH AND INCOME FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND
		(1)		(2)		(3)			(4)

INVESTMENT INCOME:
Dividends	$		$		$		$1,184	$		$72

EXPENSES:
Mortality and expense risk		21		89		47	338		2	622
Administrative charges

Total expenses		21		89		47	338		2	622

NET INVESTMENT INCOME (LOSS)		(21)		(89)		(47)	846		(2)	(550)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares				4		1	(48)			472
Realized gain distributions

Net realized gain (loss) on investments		0		4		1	(48)		0	472

Change in net unrealized appreciation (depreciation) on investments		255		3,028		132	(630)		16	(3,251)

Net realized and unrealized gain (loss) on investments		255		3,032		133	(678)		16	(2,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$234		$2,943		$86	$168		$14	$(3,329)

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period October 26, 2016 to December 31, 2016.
	(3) For the period November 21, 2016 to December 31, 2016.
	(4) For the period December 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INVESTORS FUND		PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT VOYAGER FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND
			(1)	(2)

INVESTMENT INCOME:
Dividends	$229	$		$64	$		$		$33

EXPENSES:
Mortality and expense risk	275		745	118		1,058		715	146
Administrative charges

Total expenses	275		745	118		1,058		715	146

NET INVESTMENT INCOME (LOSS)	(46)		(745)	(54)		(1,058)		(715)	(113)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10)		1,895	872		35		1,145	12
Realized gain distributions	615			54				1,176

Net realized gain (loss) on investments	605		1,895	926		35		2,321	12

Change in net unrealized appreciation (depreciation) on investments	2,253		56,043	40		7,272		(17,640)	4,830

Net realized and unrealized gain (loss) on investments	2,858		57,938	966		7,307		(15,319)	4,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,812		$57,193	$912		$6,249		$(16,034)	$4,729

	(1) For the period April 4, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to November 21, 2016

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,239)	$(1,390)	$(1,030)	$(1,119)	$(630)	$(702)
Net realized gain (loss) on investments	1,536	12,537	498	8,942	(20)	47
Change in net unrealized appreciation (depreciation) on investments	(1,240)	(6,374)	(1,171)	(7,591)	444	(774)

Increase (decrease) in net assets resulting from operations	(943)	4,773	(1,703)	232	(206)	(1,429)

CONTRACT TRANSACTIONS:
Purchase payments		1		1
Transfers for contract benefits and terminations					(159)	(181)
Net transfers
Contract charges	(6)	(6)			(3)	(3)

Increase (decrease) in net assets resulting from contract transactions	(6)	(5)	0	1	(162)	(184)

Total increase (decrease) in net assets	(949)	4,768	(1,703)	233	(368)	(1,613)

NET ASSETS:
Beginning of period	106,026	101,258	77,272	77,039	47,269	48,882

End of period	$105,077	$106,026	$75,569	$77,272	$46,901	$47,269

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed					(2)	(3)

Net increase (decrease)	0	0	0	0	(2)	(3)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
	2016	2015	2016	2016	2016
			(1)	(2)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,366)	$(1,376)	$774	$13	$28
Net realized gain (loss) on investments	14,833	27,184		1	(1)
Change in net unrealized appreciation (depreciation) on investments	(8,504)	(30,568)	2,137	46	(410)

Increase (decrease) in net assets resulting from operations	4,963	(4,760)	2,911	60	(383)

CONTRACT TRANSACTIONS:
Purchase payments	1	12,000	44,371	2,500	19,145
Transfers for contract benefits and terminations
Net transfers
Contract charges	(7)	(7)

Increase (decrease) in net assets resulting from contract transactions	(6)	11,993	44,371	2,500	19,145

Total increase (decrease) in net assets	4,957	7,233	47,282	2,560	18,762

NET ASSETS:
Beginning of period	103,629	96,396	0	0	0

End of period	$108,586	$103,629	$47,282	$2,560	$18,762

CHANGES IN UNITS OUTSTANDING:
Units issued		1,341	3,892	265	1,859
Units redeemed

Net increase (decrease)	0	1,341	3,892	265	1,859

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period October 26, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND
	2016	2015	2016	2016	2016
			(1)	(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$268	$161	$325	$68	$37
Net realized gain (loss) on investments	670	1,292	12	0	(1)
Change in net unrealized appreciation (depreciation) on investments	2,675	(1,533)	5,662	(234)	(384)

Increase (decrease) in net assets resulting from operations	3,613	(80)	5,999	(166)	(348)

CONTRACT TRANSACTIONS:
Purchase payments	10,000	0	46,116	11,693	12,768
Transfers for contract benefits and terminations	0	0	(122)
Net transfers	14,772	(9,795)	48,291
Contract charges

Increase (decrease) in net assets resulting from contract transactions	24,772	(9,795)	94,285	11,693	12,768

Total increase (decrease) in net assets	28,385	(9,875)	100,284	11,527	12,420

NET ASSETS:
Beginning of period	12,935	22,810	0	0	0

End of period	$41,320	$12,935	$100,284	$11,527	$12,420

CHANGES IN UNITS OUTSTANDING:
Units issued	1,665		8,898	1,283	1,218
Units redeemed		(576)	(11)

Net increase (decrease)	1,665	(576)	8,887	1,283	1,218

	(1) For the period July 6, 2016 to December 31, 2016.
	(2) For the period November 1, 2016 to December 31, 2016.
	(3) For the period September 20, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2016	2015	2016	2015	2016
				(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,730	$543	$5,700	$1,433	$(32)
Net realized gain (loss) on investments	(5,902)	(2,587)	(1,815)	648	348
Change in net unrealized appreciation (depreciation) on investments	14,673	2,124	10,195	(5,235)	88

Increase (decrease) in net assets resulting from operations	12,501	80	14,080	(3,154)	404

CONTRACT TRANSACTIONS:
Purchase payments	462,000		74,907	26,586	22,450
Transfers for contract benefits and terminations	(2,247)		(348)
Net transfers	(55,865)	16,701	1,308	72,530
Contract charges

Increase (decrease) in net assets resulting from contract transactions	403,888	16,701	75,867	99,116	22,450

Total increase (decrease) in net assets	416,389	16,781	89,947	95,962	22,854

NET ASSETS:
Beginning of period	100,193	83,412	95,962	0	0

End of period	$516,582	$100,193	$185,909	$95,962	$22,854

CHANGES IN UNITS OUTSTANDING:
Units issued	48,613	10,077	11,414	16,524	2,354
Units redeemed	(6,109)	(8,336)	(3,883)	(6,329)

Net increase (decrease)	42,504	1,741	7,531	10,195	2,354

	(1) For the period February 26, 2015 to December 31, 2015.
	(2) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO- SELIGMAN GLOBAL TECHNOLOGY FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
	2016	2015	2016	2015	2016
			(1)	(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,597)	$(3,464)	$670	$(39)	$(20)
Net realized gain (loss) on investments	88,418	43,109	7,397	(3,881)
Change in net unrealized appreciation (depreciation) on investments	(40,690)	(19,049)	23,809	4,301	116

Increase (decrease) in net assets resulting from operations	44,131	20,596	31,876	381	96

CONTRACT TRANSACTIONS:
Purchase payments			113,013		7,950
Transfers for contract benefits and terminations	(8,905)	(8,593)	(11,627)
Net transfers	5,709		31,683	(24,450)
Contract charges	(16)	(14)

Increase (decrease) in net assets resulting from contract transactions	(3,212)	(8,607)	133,069	(24,450)	7,950

Total increase (decrease) in net assets	40,919	11,989	164,945	(24,069)	8,046

NET ASSETS:
Beginning of period	254,295	242,306	0	24,069	0

End of period	$295,214	$254,295	$164,945	$0	$8,046

CHANGES IN UNITS OUTSTANDING:
Units issued	300		18,424		787
Units redeemed	(525)	(539)	(1,965)	(2,741)

Net increase (decrease)	(225)	(539)	16,459	(2,741)	787

	(1) For the period January 21, 2016 to December 31, 2016.
	(2) For the period January 1, 2015 to February 19, 2015.
	(3) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP
	2016	2015	2016	2016	2015
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(255)	$(40)	$(22)	$94	$(20)
Net realized gain (loss) on investments	2,680		2	7,773	1,814
Change in net unrealized appreciation (depreciation) on investments	(1,259)	324	1,237	(350)	480

Increase (decrease) in net assets resulting from operations	1,166	284	1,217	7,517	2,274

CONTRACT TRANSACTIONS:
Purchase payments	80,170	22,098	7,949	74,524
Transfers for contract benefits and terminations	(145)
Net transfers	12,324	5,684		(29,544)	27,268
Contract charges

Increase (decrease) in net assets resulting from contract transactions	92,349	27,782	7,949	44,980	27,268

Total increase (decrease) in net assets	93,515	28,066	9,166	52,497	29,542

NET ASSETS:
Beginning of period	28,066	0	0	42,898	13,356

End of period	$121,581	$28,066	$9,166	$95,395	$42,898

CHANGES IN UNITS OUTSTANDING:
Units issued	9,416	2,564	770	5,813	1,625
Units redeemed	(1,294)	(1)		(1,624)

Net increase (decrease)	8,122	2,563	770	4,189	1,625

	(1) For the period August 24, 2015 to December 31, 2015.
	(2) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

		DEUTSCHE GLOBAL SMALL CAP VIP			DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
		2016		2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$		$		$(439)	$(180)	$(6)	$(20)
Net realized gain (loss) on investments		1		1	1,049	3,513	519	708
Change in net unrealized appreciation (depreciation) on investments		(1)			886	86	(61)	(931)

Increase (decrease) in net assets resulting from operations		0		1	1,496	3,419	452	(243)

CONTRACT TRANSACTIONS:
Purchase payments					15,125	13,033
Transfers for contract benefits and terminations				(1)	(904)		(1)
Net transfers					(10,033)	(10,128)
Contract charges							(2)	(2)

Increase (decrease) in net assets resulting from contract transactions		0		(1)	4,188	2,905	(3)	(2)

Total increase (decrease) in net assets		0		0	5,684	6,324	449	(245)

NET ASSETS:
Beginning of period		7		7	51,130	44,806	5,104	5,349

End of period		$7		$7	$56,814	$51,130	$5,553	$5,104

CHANGES IN UNITS OUTSTANDING:
Units issued					2,966	2,736
Units redeemed				(1)	(2,160)	(2,596)

Net increase (decrease)		0		(1)	806	140	0	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		EATON VANCE VT FLOATING-RATE INCOME FUND	FIDELITY VIP ASSET MANAGER PORTFOLIO
	2016	2015	2016	2016	2015
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(75)	$(237)	$430	$347	$487
Net realized gain (loss) on investments	5,174	4,169	14	6,529	11,220
Change in net unrealized appreciation (depreciation) on investments	(1,450)	(3,853)	931	(4,227)	(13,397)

Increase (decrease) in net assets resulting from operations	3,649	79	1,375	2,649	(1,690)

CONTRACT TRANSACTIONS:
Purchase payments			119,892
Transfers for contract benefits and terminations	(388)	(105)	(634)	(2,772)	(2,630)
Net transfers
Contract charges				(7)	(7)

Increase (decrease) in net assets resulting from contract transactions	(388)	(105)	119,258	(2,779)	(2,637)

Total increase (decrease) in net assets	3,261	(26)	120,633	(130)	(4,327)

NET ASSETS:
Beginning of period	43,392	43,418	0	152,709	157,036

End of period	$46,653	$43,392	$120,633	$152,579	$152,709

CHANGES IN UNITS OUTSTANDING:
Units issued			11,623
Units redeemed	(8)	(2)	(61)	(60)	(56)

Net increase (decrease)	(8)	(2)	11,562	(60)	(56)

	(1) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30)	$(19)	$(446)	$(539)	$(141)	$(180)
Net realized gain (loss) on investments	419	482			911	2,165
Change in net unrealized appreciation (depreciation) on investments	(53)	(502)			(952)	(1,383)

Increase (decrease) in net assets resulting from operations	336	(39)	(446)	(539)	(182)	602

CONTRACT TRANSACTIONS:
Purchase payments	2
Transfers for contract benefits and terminations			(1,127)	(1,133)	(983)	(964)
Net transfers			(5,709)
Contract charges			(3)	(3)

Increase (decrease) in net assets resulting from contract transactions	2	0	(6,839)	(1,136)	(983)	(964)

Total increase (decrease) in net assets	338	(39)	(7,285)	(1,675)	(1,165)	(362)

NET ASSETS:
Beginning of period	5,172	5,211	39,076	40,751	14,618	14,980

End of period	$5,510	$5,172	$31,791	$39,076	$13,453	$14,618

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed			(456)	(76)	(29)	(29)

Net increase (decrease)	0	0	(456)	(76)	(29)	(29)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(173)	$(175)	$2,163	$2,773	$99	$413
Net realized gain (loss) on investments	2,013	1,423	(237)	(188)	787	15,255
Change in net unrealized appreciation (depreciation) on investments	(1,986)	(385)	4,611	(5,213)	8,368	(14,393)

Increase (decrease) in net assets resulting from operations	(146)	863	6,537	(2,628)	9,254	1,275

CONTRACT TRANSACTIONS:
Purchase payments
Transfers for contract benefits and terminations	(2,161)	(2,266)	(315)	(316)	(528)	(37,312)
Net transfers
Contract charges	(6)	(6)	(3)	(3)	(30)	(30)

Increase (decrease) in net assets resulting from contract transactions	(2,167)	(2,272)	(318)	(319)	(558)	(37,342)

Total increase (decrease) in net assets	(2,313)	(1,409)	6,219	(2,947)	8,696	(36,067)

NET ASSETS:
Beginning of period	14,335	15,744	50,253	53,200	90,347	126,414

End of period	$12,022	$14,335	$56,472	$50,253	$99,043	$90,347

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed	(21)	(23)	(5)	(6)	(2)	(132)

Net increase (decrease)	(21)	(23)	(5)	(6)	(2)	(132)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FRANKLIN INCOME VIP FUND
	2016	2015	2016	2015	2016	2015
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$117	$141	$44	$(23)	$10,433	$(5)
Net realized gain (loss) on investments	8	10	33	61	1,901
Change in net unrealized appreciation (depreciation) on investments	258	(386)	(3,962)	1,263	35,547	(205)

Increase (decrease) in net assets resulting from operations	383	(235)	(3,885)	1,301	47,881	(210)

CONTRACT TRANSACTIONS:
Purchase payments		1		2	230,639	26,586
Transfers for contract benefits and terminations	(1)		(2)		(15,126)
Net transfers					(5,610)
Contract charges	(6)	(6)	(2)	(3)

Increase (decrease) in net assets resulting from contract transactions	(7)	(5)	(4)	(1)	209,903	26,586

Total increase (decrease) in net assets	376	(240)	(3,889)	1,300	257,784	26,376

NET ASSETS:
Beginning of period	11,591	11,831	60,919	59,619	26,376	0

End of period	$11,967	$11,591	$57,030	$60,919	$284,160	$26,376

CHANGES IN UNITS OUTSTANDING:
Units issued					30,370	2,843
Units redeemed					(5,520)

Net increase (decrease)	0	0	0	0	24,850	2,843

	(1) For the period December 24, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO			GREAT-WEST AGGRESSIVE PROFILE I FUND		GREAT-WEST ARIEL MID CAP VALUE FUND
	2016	2015		2016	2015	2016	2015
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28	$665	$		$105	$66	$63
Net realized gain (loss) on investments	(12)			(549)	(663)	5	(334)
Change in net unrealized appreciation (depreciation) on investments	(184)	(1,820)		462	670	3,529	105

Increase (decrease) in net assets resulting from operations	(168)	(1,155)		(87)	112	3,600	(166)

CONTRACT TRANSACTIONS:
Purchase payments	2,501	18,000			16	25,178	2,815
Transfers for contract benefits and terminations				(1,691)	(9,451)	(1,209)	(7,108)
Net transfers	2,517	19,299					5,343
Contract charges

Increase (decrease) in net assets resulting from contract transactions	5,018	37,299		(1,691)	(9,435)	23,969	1,050

Total increase (decrease) in net assets	4,850	36,144		(1,778)	(9,323)	27,569	884

NET ASSETS:
Beginning of period	36,144	0		1,778	11,101	9,298	8,414

End of period	$40,994	$36,144		$0	$1,778	$36,867	$9,298

CHANGES IN UNITS OUTSTANDING:
Units issued	536	3,913				2,788	757
Units redeemed		(62)		(117)	(609)	(77)	(402)

Net increase (decrease)	536	3,851		(117)	(609)	2,711	355

	(1) For the period June 23, 2015 to December 31, 2015. (2) For the period January 1, 2016 to March 8, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND		GREAT-WEST FEDERATED BOND FUND
	2016	2015	2016	2015	2016	2015
		(1)		(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$559	$376	$3,840	$1,365	$1,671	$822
Net realized gain (loss) on investments	440	224	5,951	3,938	(22)	(118)
Change in net unrealized appreciation (depreciation) on investments	(432)	(938)	3,697	(6,941)	2,040	(1,755)

Increase (decrease) in net assets resulting from operations	567	(338)	13,488	(1,638)	3,689	(1,051)

CONTRACT TRANSACTIONS:
Purchase payments	30,296	14,586	51,145		2,511	14,586
Transfers for contract benefits and terminations	28		(11,849)		(74)
Net transfers	54,566	82,763	110,954	155,686	10,800	59,518
Contract charges

Increase (decrease) in net assets resulting from contract transactions	84,890	97,349	150,250	155,686	13,237	74,104

Total increase (decrease) in net assets	85,457	97,011	163,738	154,048	16,926	73,053

NET ASSETS:
Beginning of period	97,011	0	154,048		73,053	0

End of period	$182,468	$97,011	$317,786	$154,048	$89,979	$73,053

CHANGES IN UNITS OUTSTANDING:
Units issued	10,568	9,190	14,230	13,073	3,931	12,794
Units redeemed	(2,613)		(967)		(2,667)	(5,827)

Net increase (decrease)	7,955	9,190	13,263	13,073	1,264	6,967

	(1) For the period November 4, 2015 to December 31, 2015. (2) For the period December 7, 2015 to December 31, 2015. (3) For the period February 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL INDEX FUND
	2016	2015	2016	2015	2016	2015
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$141	$41	$(8,514)	$(7,948)	$4,899	$1,828
Net realized gain (loss) on investments	120	29			(2,825)	4,839
Change in net unrealized appreciation (depreciation) on investments	910	(102)			(2,137)	(14,993)

Increase (decrease) in net assets resulting from operations	1,171	(32)	(8,514)	(7,948)	(63)	(8,326)

CONTRACT TRANSACTIONS:
Purchase payments	10,454	1,467	4,043,882	2,966,631	114,375	12,000
Transfers for contract benefits and terminations	(501)		(265,860)	(478,211)	(17,440)	(21,267)
Net transfers			(1,950,181)	(2,584,943)	(11,541)	50,966
Contract charges

Increase (decrease) in net assets resulting from contract transactions	9,953	1,467	1,827,841	(96,523)	85,394	41,699

Total increase (decrease) in net assets	11,124	1,435	1,819,327	(104,471)	85,331	33,373

NET ASSETS:
Beginning of period	1,435	0	2,874,166	2,978,637	302,830	269,457

End of period	$12,559	$1,435	$4,693,493	$2,874,166	$388,161	$302,830

CHANGES IN UNITS OUTSTANDING:
Units issued	1,023	153	680,937	2,125,848	12,810	4,998
Units redeemed	(49)		(493,592)	(2,135,686)	(2,445)	(1,635)

Net increase (decrease)	974	153	187,345	(9,838)	10,365	3,363

	(1) For the period October 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2025 FUND II		GREAT-WEST LIFETIME 2035 FUND
	2016	2016		2016	2015	2016
	(1)	(2)		(3)		(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(115)	$718	$		$39	$1,812
Net realized gain (loss) on investments	12,450	764		(189)	(4)	2,348
Change in net unrealized appreciation (depreciation) on investments	1,315	(104)		156	(11)	(1,870)

Increase (decrease) in net assets resulting from operations	13,650	1,378		(33)	24	2,290

CONTRACT TRANSACTIONS:
Purchase payments	107,950	71,840			12
Transfers for contract benefits and terminations				(1,254)	(6,842)
Net transfers	(112,355)					162,104
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(4,405)	71,840		(1,254)	(6,830)	162,104

Total increase (decrease) in net assets	9,245	73,218		(1,287)	(6,806)	164,394

NET ASSETS:
Beginning of period	0	0		1,287	8,093	0

End of period	$9,245	$73,218		$0	$1,287	$164,394

CHANGES IN UNITS OUTSTANDING:
Units issued	13,285	7,037			1	15,562
Units redeemed	(12,448)			(99)	(513)

Net increase (decrease)	837	7,037		(99)	(512)	15,562

	(1) For the period January 21, 2016 to December 31, 2016.
	(2) For the period November 10, 2016 to December 31, 2016.
	(3) For the period January 1, 2016 to March 8, 2016.
	(4) For the period September 28, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND
	2016	2015	2016	2015	2016
				(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,219	$4,796	$(469)	$(27)	$(46)
Net realized gain (loss) on investments	(636)	2,627	3,159	1,356	3,671
Change in net unrealized appreciation (depreciation) on investments	23,133	(23,264)	17,689	(2,842)

Increase (decrease) in net assets resulting from operations	27,716	(15,841)	20,379	(1,513)	3,625

CONTRACT TRANSACTIONS:
Purchase payments	87,600	20,194	82,550	9,070	50,000
Transfers for contract benefits and terminations	(11,380)		(2,656)
Net transfers	1,219	132,721	14,772	19,148	(53,625)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	77,439	152,915	94,666	28,218	(3,625)

Total increase (decrease) in net assets	105,155	137,074	115,045	26,705	0

NET ASSETS:
Beginning of period	231,963	94,889	26,705	0	0

End of period	$337,118	$231,963	$141,750	$26,705	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	11,605	13,494	9,316	2,269	4,379
Units redeemed	(3,896)	(538)	(271)		(4,379)

Net increase (decrease)	7,709	12,956	9,045	2,269	0

	(1) For the period April 15, 2015 to December 31, 2015.
	(2) For the period January 21, 2016 to April 5, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST MFS INTERNATIONAL VALUE FUND		GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$447	$241	$11,372	$6,884	$6,312	$5,512
Net realized gain (loss) on investments	2,347	538	35,926	31,894	17,917	24,250
Change in net unrealized appreciation (depreciation) on investments	(4,175)	(1,779)	20,741	(41,024)	3,243	(39,438)

Increase (decrease) in net assets resulting from operations	(1,381)	(1,000)	68,039	(2,246)	27,472	(9,676)

CONTRACT TRANSACTIONS:
Purchase payments	132,182	1,469	1,113,065	14,017	2,501
Transfers for contract benefits and terminations	(4,238)		0	(237,341)
Net transfers	11,541	42,840	166,644	27,551	(4,822)	277,141
Contract charges			(240)

Increase (decrease) in net assets resulting from contract transactions	139,485	44,309	1,279,469	(195,773)	(2,321)	277,141

Total increase (decrease) in net assets	138,104	43,309	1,347,508	(198,019)	25,151	267,465

NET ASSETS:
Beginning of period	43,317	8	357,833	555,852	319,344	51,879

End of period	$181,421	$43,317	$1,705,341	$357,833	$344,495	$319,344

CHANGES IN UNITS OUTSTANDING:
Units issued	13,884	3,323	120,977	3,959	251	19,423
Units redeemed	(362)		(23)	(17,727)	(378)

Net increase (decrease)	13,522	3,323	120,954	(13,768)	(127)	19,423

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND	GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND
	2016	2016	2016	2016	2016	2015
	(1)	(2)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(378)	$(20)	$(53)	$(294)	$12,009	$1,214
Net realized gain (loss) on investments	930	1,049	2	1,241	(1,625)	(2)
Change in net unrealized appreciation (depreciation) on investments	2,022	(773)	459	2,766	8,667	(2,696)

Increase (decrease) in net assets resulting from operations	2,574	256	408	3,713	19,051	(1,484)

CONTRACT TRANSACTIONS:
Purchase payments	111,467	24,001	14,471	53,303	111,474	5,607
Transfers for contract benefits and terminations			(119)	(1,284)	(8,699)
Net transfers					131,580	11,289
Contract charges	(60)

Increase (decrease) in net assets resulting from contract transactions	111,407	24,001	14,352	52,019	234,355	16,896

Total increase (decrease) in net assets	113,981	24,257	14,760	55,732	253,406	15,412

NET ASSETS:
Beginning of period	0	0	0	0	28,726	13,314

End of period	$113,981	$24,257	$14,760	$55,732	$282,132	$28,726

CHANGES IN UNITS OUTSTANDING:
Units issued	10,798	2,361	1,349	5,494	22,914	1,674
Units redeemed	(6)		(11)	(128)	(1,966)

Net increase (decrease)	10,792	2,361	1,338	5,366	20,948	1,674

	(1) For the period September 15, 2016 to December 31, 2016.
	(2) For the period December 6, 2016 to December 31, 2016.
	(3) For the period August 5, 2016 to December 31, 2016.
	(4) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND
	2016	2015	2016	2015	2016	2015
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$926	$504	$7,602	$9,392	$(437)	$1,567
Net realized gain (loss) on investments	9,887	1,546	44,469	91,195	26,872	65,396
Change in net unrealized appreciation (depreciation) on investments	(11,710)	(1,258)	133,139	(37,437)	55,096	(15,504)

Increase (decrease) in net assets resulting from operations	(897)	792	185,210	63,150	81,531	51,459

CONTRACT TRANSACTIONS:
Purchase payments	118,804	2,268	961,838	58,381	394,102	32,360
Transfers for contract benefits and terminations	(3,384)		(168,332)	(37,025)	(8,921)	(7,675)
Net transfers		38,863	115,542	286,337	(12,361)	(10,769)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	115,420	41,131	909,048	307,693	372,820	13,916

Total increase (decrease) in net assets	114,523	41,923	1,094,258	370,843	454,351	65,375

NET ASSETS:
Beginning of period	41,923		1,107,305	736,462	192,425	127,050

End of period	$156,446	$41,923	$2,201,563	$1,107,305	$646,776	$192,425

CHANGES IN UNITS OUTSTANDING:
Units issued	10,645	3,532	148,317	302,172	83,244	277,985
Units redeemed	(306)		(56,706)	(276,296)	(44,588)	(271,398)

Net increase (decrease)	10,339	3,532	91,611	25,876	38,656	6,587

	(1) For the period April 15, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,280	$2,788	$77,948	$15,717	$748	$347
Net realized gain (loss) on investments	23,320	67,572	119,427	38,208	15	(422)
Change in net unrealized appreciation (depreciation) on investments	86,597	(26,907)	156,704	(87,557)	(345)	92

Increase (decrease) in net assets resulting from operations	112,197	43,453	354,079	(33,632)	418	17

CONTRACT TRANSACTIONS:
Purchase payments	298,781	9,560	6,221,444	1,032,202	38,912
Transfers for contract benefits and terminations	(19,039)	(7,699)	(240,511)	(13,491)
Net transfers	(14,496)	12,678	102,391	720,233		(44,075)
Contract charges			(26,435)	(2,181)

Increase (decrease) in net assets resulting from contract transactions	265,246	14,539	6,056,889	1,736,763	38,912	(44,075)

Total increase (decrease) in net assets	377,443	57,992	6,410,968	1,703,131	39,330	(44,058)

NET ASSETS:
Beginning of period	241,838	183,846	1,703,146	15	55,300	99,358

End of period	$619,281	$241,838	$8,114,114	$1,703,146	$94,630	$55,300

CHANGES IN UNITS OUTSTANDING:
Units issued	72,790	275,071	633,758	176,205	3,666	1,189
Units redeemed	(45,373)	(270,618)	(30,726)	(1,918)		(5,689)

Net increase (decrease)	27,417	4,453	603,032	174,287	3,666	(4,500)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST TEMPLETON GLOBAL BOND FUND
	2016	2015	2016	2015	2016	2015
					(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,472	$1,996	$(644)	$(298)	$(111)	$(87)
Net realized gain (loss) on investments	31,750	59,134	5,405	10,364	1	(4,371)
Change in net unrealized appreciation (depreciation) on investments	(5,205)	290	6,146	(6,599)	1,603	4,678

Increase (decrease) in net assets resulting from operations	29,017	61,420	10,907	3,467	1,493	220

CONTRACT TRANSACTIONS:
Purchase payments	59,752		30,979	18,000	46,465
Transfers for contract benefits and terminations	(1,269)		(117)			(246)
Net transfers	137,475	(63,140)	(19,820)	70,385		(55,272)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	195,958	(63,140)	11,042	88,385	46,465	(55,518)

Total increase (decrease) in net assets	224,975	(1,720)	21,949	91,852	47,958	(55,298)

NET ASSETS:
Beginning of period	101,657	103,377	154,028	62,176	0	55,298

End of period	$326,632	$101,657	$175,977	$154,028	$47,958	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	54,738	269,929	3,405	9,942	4,988	31
Units redeemed	(40,624)	(270,046)	(1,817)	(3,963)		(5,626)

Net increase (decrease)	14,114	(117)	1,588	5,979	4,988	(5,595)

	(1) For the period October 12, 2016 to December 31, 2016.
	(2) For the period January 1, 2015 to April 7, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND
	2016	2015	2016	2015	2016	2015
		(1)		(2)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,118	$586	$(61)	$19	$504	$1,051
Net realized gain (loss) on investments	277	26	8		6,607	6,267
Change in net unrealized appreciation (depreciation) on investments	(1,193)	(881)	(337)	(21)	9,632	(8,855)

Increase (decrease) in net assets resulting from operations	202	(269)	(390)	(2)	16,743	(1,537)

CONTRACT TRANSACTIONS:
Purchase payments	16,735		32,595		23,842
Transfers for contract benefits and terminations					(124)
Net transfers	10,800	59,506		839	6,136	64,700
Contract charges

Increase (decrease) in net assets resulting from contract transactions	27,535	59,506	32,595	839	29,854	64,700

Total increase (decrease) in net assets	27,737	59,237	32,205	837	46,597	63,163

NET ASSETS:
Beginning of period	59,237	0	837	0	63,163

End of period	$86,974	$59,237	$33,042	$837	$109,760	$63,163

CHANGES IN UNITS OUTSTANDING:
Units issued	2,543	11,557	3,306	80	2,684	8,368
Units redeemed		(5,992)			(355)	(4,271)

Net increase (decrease)	2,543	5,565	3,306	80	2,329	4,097

	(1) For the period February 26, 2015 to December 31, 2015.
	(2) For the period May 22, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND		IVY VIP ENERGY FUND	JANUS ASPEN BALANCED PORTFOLIO
	2016	2015	2016	2016	2015
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$998	$447	$(85)	$5,556	$1,668
Net realized gain (loss) on investments	(32)	(57)	5	3,285	1,902
Change in net unrealized appreciation (depreciation) on investments	(1,475)	(3,354)	5,581	4,823	(5,931)

Increase (decrease) in net assets resulting from operations	(509)	(2,964)	5,501	13,664	(2,361)

CONTRACT TRANSACTIONS:
Purchase payments	10,454		17,811	3,532	14,586
Transfers for contract benefits and terminations	(834)			(172)
Net transfers	11,700	90,354	20,000	49,594	236,824
Contract charges

Increase (decrease) in net assets resulting from contract transactions	21,320	90,354	37,811	52,954	251,410

Total increase (decrease) in net assets	20,811	87,390	43,312	66,618	249,049

NET ASSETS:
Beginning of period	87,390	0	0	312,724	63,675

End of period	$108,201	$87,390	$43,312	$379,342	$312,724

CHANGES IN UNITS OUTSTANDING:
Units issued	2,111	12,005	3,624	6,907	18,119
Units redeemed	(70)	(5,096)		(3,108)

Net increase (decrease)	2,041	6,909	3,624	3,799	18,119

	(1) For the period May 22, 2015 to December 31, 2015.
	(2) For the period July 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN ENTERPRISE PORTFOLIO		JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
	2016	2015	2016	2016	2015	2015
		(1)	(2)			(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(372)	$1	$1,517	$1,610	$(476)	$(18)
Net realized gain (loss) on investments	8,992		(3)	1,128	1,517	(1,515)
Change in net unrealized appreciation (depreciation) on investments	116	(19)	(4,587)	(6,931)	(6,960)	2,673

Increase (decrease) in net assets resulting from operations	8,736	(18)	(3,073)	(4,193)	(5,919)	1,140

CONTRACT TRANSACTIONS:
Purchase payments	8,013	2,935	149,101
Transfers for contract benefits and terminations	(8,251)		(1,218)		(1)
Net transfers	106,710					(16,611)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	106,472	2,935	147,883	0	(1)	(16,611)

Total increase (decrease) in net assets	115,208	2,917	144,810	(4,193)	(5,920)	(15,471)

NET ASSETS:
Beginning of period	2,917	0	0	54,108	60,028	15,471

End of period	$118,125	$2,917	$144,810	$49,915	$54,108	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	11,349	303	14,589
Units redeemed	(768)		(120)			(1,576)

Net increase (decrease)	10,581	303	14,469	0	0	(1,576)

	(1) For the period October 27, 2015 to December 31, 2015.
	(2) For the period April 12, 2016 to December 31, 2016.
	(3) For the period January 1, 2015 to June 17, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
	2016	2015	2016	2016	2016	2015
			(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(112)	$(67)	$(10)	$(300)	$32	$9
Net realized gain (loss) on investments	(21)	162		3	481	1,180
Change in net unrealized appreciation (depreciation) on investments	(507)	(2,056)	139	11,002	701	(1,300)

Increase (decrease) in net assets resulting from operations	(640)	(1,961)	129	10,705	1,214	(111)

CONTRACT TRANSACTIONS:
Purchase payments	1	2,803	12,000	45,479	1
Transfers for contract benefits and terminations
Net transfers		9,830		600,000
Contract charges

Increase (decrease) in net assets resulting from contract transactions	1	12,633	12,000	645,479	1	0

Total increase (decrease) in net assets	(639)	10,672	12,129	656,184	1,215	(111)

NET ASSETS:
Beginning of period	19,997	9,325	0	0	12,959	13,070

End of period	$19,358	$19,997	$12,129	$656,184	$14,174	$12,959

CHANGES IN UNITS OUTSTANDING:
Units issued		1,115	1,154	60,013
Units redeemed

Net increase (decrease)	0	1,115	1,154	60,013	0	0

	(1) For the period December 6, 2016 to December 31, 2016.
	(2) For the period September 7, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	NVIT DEVELOPING MARKETS FUND		NVIT EMERGING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
	2016	2015	2016	2016	2015
	(1)		(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$60	$(17)	$10	$(287)	$(35)
Net realized gain (loss) on investments	(2,860)	(87)		117	(1)
Change in net unrealized appreciation (depreciation) on investments	3,191	(749)	(179)	6,466	(181)

Increase (decrease) in net assets resulting from operations	391	(853)	(169)	6,296	(217)

CONTRACT TRANSACTIONS:
Purchase payments		1		55,006	2,804
Transfers for contract benefits and terminations				(6,118)
Net transfers	(4,410)		4,412		5,410
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(4,410)	1	4,412	48,888	8,214

Total increase (decrease) in net assets	(4,019)	(852)	4,243	55,184	7,997

NET ASSETS:
Beginning of period	4,019	4,871	0	7,997	0

End of period	$0	$4,019	$4,243	$63,181	$7,997

CHANGES IN UNITS OUTSTANDING:
Units issued			441	5,869	764
Units redeemed	(294)			(671)

Net increase (decrease)	(294)	0	441	5,198	764

	(1) For the period January 1, 2016 to August 8, 2016
	(2) For the period August 8, 2016 to December 31, 2016.
	(3) For the period August 24, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO
	2016	2015	2016	2016	2015
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$86	$(21)	$205	$3,285	$10,723
Net realized gain (loss) on investments	(295)	(2)	(3,349)	(1,125)	(290)
Change in net unrealized appreciation (depreciation) on investments	1,667	(2,968)	(5,384)	758	(11,185)

Increase (decrease) in net assets resulting from operations	1,458	(2,991)	(8,528)	2,918	(752)

CONTRACT TRANSACTIONS:
Purchase payments	22,400		48,135	7,950
Transfers for contract benefits and terminations	(806)			(29,839)	(33,572)
Net transfers		12,916	3,229
Contract charges

Increase (decrease) in net assets resulting from contract transactions	21,594	12,916	51,364	(21,889)	(33,572)

Total increase (decrease) in net assets	23,052	9,925	42,836	(18,971)	(34,324)

NET ASSETS:
Beginning of period	9,925	0	0	360,194	394,518

End of period	$32,977	$9,925	$42,836	$341,223	$360,194

CHANGES IN UNITS OUTSTANDING:
Units issued	2,546	1,891	6,388	802
Units redeemed	(161)		(1,810)	(2,856)	(3,210)

Net increase (decrease)	2,385	1,891	4,578	(2,054)	(3,210)

	(1) For the period April 15, 2015 to December 31, 2015.
	(2) For the period July 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT CAPITAL OPPORTUNITIES FUND
	2016	2016	2015	2016	2015
	(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13	$6,974	$18,819	$(5)	$(3)
Net realized gain (loss) on investments		(1,323)	4,472	30
Change in net unrealized appreciation (depreciation) on investments	(159)	3,584	(23,726)	146	(54)

Increase (decrease) in net assets resulting from operations	(146)	9,235	(435)	171	(57)

CONTRACT TRANSACTIONS:
Purchase payments	7,950	18,404			1,468
Transfers for contract benefits and terminations		(30,772)	(33,925)	(361)
Net transfers			82,763
Contract charges

Increase (decrease) in net assets resulting from contract transactions	7,950	(12,368)	48,838	(361)	1,468

Total increase (decrease) in net assets	7,804	(3,133)	48,403	(190)	1,411

NET ASSETS:
Beginning of period		444,930	396,527	1,411

End of period	$7,804	$441,797	$444,930	$1,221	$1,411

CHANGES IN UNITS OUTSTANDING:
Units issued	779	1,789	7,482		154
Units redeemed		(2,747)	(3,075)	(37)	0

Net increase (decrease)	779	(958)	4,407	(37)	154

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period October 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND
	2016	2016	2016	2016	2015
	(1)	(2)	(3)		(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21)	$(89)	$(47)	$846	$(101)
Net realized gain (loss) on investments		4	1	(48)	(2)
Change in net unrealized appreciation (depreciation) on investments	255	3,028	132	(630)	(500)

Increase (decrease) in net assets resulting from operations	234	2,943	86	168	(603)

CONTRACT TRANSACTIONS:
Purchase payments	7,950	39,359	31,999	6,906	11,741
Transfers for contract benefits and terminations				(730)
Net transfers			15,903		14,670
Contract charges

Increase (decrease) in net assets resulting from contract transactions	7,950	39,359	47,902	6,176	26,411

Total increase (decrease) in net assets	8,184	42,302	47,988	6,344	25,808

NET ASSETS:
Beginning of period	0	0	0	25,808	0

End of period	$8,184	$42,302	$47,988	$32,152	$25,808

CHANGES IN UNITS OUTSTANDING:
Units issued	813	4,118	6,290	737	2,650
Units redeemed			(1,517)	(112)

Net increase (decrease)	813	4,118	4,773	625	2,650

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period October 26, 2016 to December 31, 2016.
	(3) For the period November 21, 2016 to December 31, 2016.
	(4) For the period May 22, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INVESTORS FUND
	2016	2016	2015	2016	2015
	(1)		(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$(550)	$(35)	$(46)	$(1)
Net realized gain (loss) on investments		472	1	605
Change in net unrealized appreciation (depreciation) on investments	16	(3,251)	40	2,253	(286)

Increase (decrease) in net assets resulting from operations	14	(3,329)	6	2,812	(287)

CONTRACT TRANSACTIONS:
Purchase payments	5,000		2,802	22,454	18,000
Transfers for contract benefits and terminations		(11,191)		(120)
Net transfers		163,209	5,301
Contract charges

Increase (decrease) in net assets resulting from contract transactions	5,000	152,018	8,103	22,334	18,000

Total increase (decrease) in net assets	5,014	148,689	8,109	25,146	17,713

NET ASSETS:
Beginning of period	0	8,109	0	17,713	0

End of period	$5,014	$156,798	$8,109	$42,859	$17,713

CHANGES IN UNITS OUTSTANDING:
Units issued	577	13,394	847	2,256	1,893
Units redeemed		(881)		(12)

Net increase (decrease)	577	12,513	847	2,244	1,893

	(1) For the period December 19, 2016 to December 31, 2016.
	(2) For the period August 24, 2015 to December 31, 2015.
	(3) For the period December 30, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT VOYAGER FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
	2016	2016	2015	2016	2015
	(1)	(2)			(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(745)	$(54)	$218	$(1,058)	$(108)
Net realized gain (loss) on investments	1,895	926	163	35	97
Change in net unrealized appreciation (depreciation) on investments	56,043	40	(2,007)	7,272	921

Increase (decrease) in net assets resulting from operations	57,193	912	(1,626)	6,249	910

CONTRACT TRANSACTIONS:
Purchase payments		13,913	1,469	166,803
Transfers for contract benefits and terminations	(15,253)	(347)		(2,153)
Net transfers	206,694	(15,903)	(27,268)	11,700	147,704
Contract charges

Increase (decrease) in net assets resulting from contract transactions	191,441	(2,337)	(25,799)	176,350	147,704

Total increase (decrease) in net assets	248,634	(1,425)	(27,425)	182,599	148,614

NET ASSETS:
Beginning of period	0	1,425	28,850	148,614	0

End of period	$248,634	$0	$1,425	$331,213	$148,614

CHANGES IN UNITS OUTSTANDING:
Units issued	22,961	1,655	160	18,268	17,746
Units redeemed	(1,950)	(1,815)	(1,789)	(177)	(5,767)

Net increase (decrease)	21,011	(160)	(1,629)	18,091	11,979

	(1) For the period April 4, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to November 21, 2016
	(3) For the period February 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2016	2015	2016	2015
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(715)	$(558)	$(113)	$(33)
Net realized gain (loss) on investments	2,321	16,379	12	(1)
Change in net unrealized appreciation (depreciation) on investments	(17,640)	825	4,830	(1,192)

Increase (decrease) in net assets resulting from operations	(16,034)	16,646	4,729	(1,226)

CONTRACT TRANSACTIONS:
Purchase payments	83,255		24,410	2,803
Transfers for contract benefits and terminations	(614)
Net transfers	(40,000)	(30,597)		5,201
Contract charges

Increase (decrease) in net assets resulting from contract transactions	42,641	(30,597)	24,410	8,004

Total increase (decrease) in net assets	26,607	(13,951)	29,139	6,778

NET ASSETS:
Beginning of period	128,405	142,356	6,778	0

End of period	$155,012	$128,405	$35,917	$6,778

CHANGES IN UNITS OUTSTANDING:
Units issued	8,384	820	2,607	1,333
Units redeemed	(1,704)	(2,722)

Net increase (decrease)	6,680	(1,902)	2,607	1,333

	(1) For the period August 24, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2016, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). The update required assets using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2016. The Series Account adopted ASU No. 2015-07 for its fiscal year beginning January 1, 2016. The adoption of this ASU did not have a material effect on the Series Account’s financial position or results of operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$1,023	$1,444
Alger Large Cap Growth Portfolio	276	1,030
Alger Mid Cap Growth Portfolio	-	793
Alger Small Cap Growth Portfolio	14,964	1,372
ALPS Alerian Energy Infrastructure Portfolio	45,238	88
ALPS Red Rocks Listed Private Equity Portfolio	2,519	5
American Century Investments VP Inflation Protection Fund	19,212	37
American Century Investments VP Mid Cap Value Fund	25,772	62
American Century Investments VP Value Fund	94,910	293
American Funds IS International Fund	11,769	7
American Funds IS New World Fund	12,841	35
BlackRock Global Allocation VI Fund	470,147	62,488
BlackRock High Yield VI Fund	106,415	24,839
Clearbridge Variable Small Cap Growth Portfolio	22,797	30
Columbia Variable Portfolio - Seligman Global Technology Fund	92,965	12,513
Delaware VIP Emerging Markets Series	158,390	21,156
Delaware VIP International Value Equity Series	7,950	19
Delaware VIP REIT Series	102,436	7,679
Delaware VIP Small Cap Value Series	7,950	22
Deutsche Capital Growth VIP	82,465	29,912
Deutsche Global Small Cap VIP	1	-
Dreyfus IP Technology Growth Portfolio	23,726	17,879
Dreyfus Socially Responsible Growth Fund, Inc	566	75
Dreyfus VIF Growth And Income Portfolio	5,474	995
Eaton Vance VT Floating-Rate Income Fund	120,552	852
Fidelity VIP Asset Manager Portfolio	8,664	4,691
Fidelity VIP Contrafund Portfolio	447	72
Fidelity VIP Government Money Market Portfolio	77	7,362
Fidelity VIP Growth Opportunities Portfolio	321	1,168
Fidelity VIP Growth Portfolio	1,307	2,346
Fidelity VIP High Income Portfolio	2,908	1,063
Fidelity VIP Index 500 Portfolio	1,483	1,847
Fidelity VIP Investment Grade Bond Portfolio	291	175
Fidelity VIP Overseas Portfolio	951	810
Franklin Income VIP Fund	260,783	40,435
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	5,309	263
Great-West Aggressive Profile I Fund	-	1,691
Great-West Ariel Mid Cap Value Fund	25,702	1,428
Great-West Bond Index Fund	101,227	15,378
Great-West Conservative Profile I Fund	172,676	12,606
Great-West Federated Bond Fund	29,900	14,992
Great-West Goldman Sachs Mid Cap Value Fund	10,768	568
Great-West Government Money Market Fund	6,670,637	4,851,161
Great-West International Index Fund	121,052	30,563
Great-West Invesco Small Cap Value Fund	107,950	112,469
Great-West Lifetime 2025 Fund	73,442	114
Great-West Lifetime 2025 Fund II	-	1,254
Great-West Lifetime 2035 Fund	166,367	100
Great-West Loomis Sayles Bond Fund	112,879	28,271
Great-West Loomis Sayles Small Cap Value Fund	101,219	3,564

Investment Division	Purchases	Sales
Great-West MFS International Growth Fund	$50,000	$53,671
Great-West MFS International Value Fund	147,512	4,931
Great-West Moderate Profile I Fund	1,331,133	4,013
Great-West Moderately Aggressive Profile I Fund	28,542	5,632
Great-West Moderately Conservative Profile I Fund	112,392	427
Great-West Multi-Manager Large Cap Growth Fund	25,049	17
Great-West Multi-Manager Small Cap Growth Fund	14,471	171
Great-West Putnam Equity Income Fund	54,490	1,573
Great-West Putnam High Yield Bond Fund	270,908	24,528
Great-West Real Estate Index Fund	130,232	3,899
Great-West S&P 500® Index Fund	1,802,634	851,444
Great-West S&P Mid Cap 400® Index Fund	1,071,003	675,942
Great-West S&P Small Cap 600® Index Fund	982,454	687,499
Great-West SecureFoundation® Balanced Fund	6,618,011	347,909
Great-West Short Duration Bond Fund	39,943	266
Great-West Stock Index Fund	881,377	657,328
Great-West T. Rowe Price Mid Cap Growth Fund	49,273	32,366
Great-West Templeton Global Bond Fund	46,466	107
Great-West U.S. Government Mortgage Securities Fund	29,118	187
Invesco V.I. Global Real Estate Fund	32,624	70
Invesco V.I. Growth & Income Fund	43,285	5,029
Invesco V.I. International Growth Fund	23,445	1,126
Ivy VIP Energy Fund	37,811	82
Janus Aspen Balanced Portfolio	82,633	19,853
Janus Aspen Enterprise Portfolio	123,866	8,644
Janus Aspen Flexible Bond Portfolio	151,471	2,057
Janus Aspen Overseas Portfolio Institutional Shares	3,818	686
Lord Abbett Series Developing Growth Portfolio	-	111
MFS VIT II Blended Research Core Equity Portfolio	12,000	9
MFS VIT II Technology Portfolio	645,479	283
Neuberger Berman AMT Socially Responsive Portfolio	546	32
NVIT Developing Markets Fund	94	4,445
NVIT Emerging Markets Fund	4,446	24
Oppenheimer Main Street Small Cap Fund/VA	55,343	6,421
Pimco VIT Commodity RealReturn Strategy Portfolio	22,551	869
Pimco VIT Long Term US Government Portfolio	68,544	16,960
Pimco VIT Low Duration Portfolio	12,815	31,419
Pimco VIT Real Return Portfolio	7,983	19
Pimco VIT Total Return Portfolio	27,262	32,656
Putnam VT Capital Opportunities Fund	43	377
Putnam VT Global Asset Allocation Fund	7,950	20
Putnam VT Growth And Income Fund	39,359	85
Putnam VT Growth Opportunities Fund	47,903	43
Putnam VT Income Fund	8,490	1,468
Putnam VT International Equity Fund	5,000	2
Putnam VT International Growth Fund	163,281	11,808
Putnam VT Investors Fund	23,298	392
Putnam VT Small Cap Value Fund	211,170	20,465
Putnam VT Voyager Fund	14,031	16,368

Investment Division	Purchases	Sales
T. Rowe Price Blue Chip Growth Portfolio	$178,503	$3,194
T. Rowe Price Health Sciences Portfolio	84,431	41,323
Van Eck VIP Global Hard Assets Fund	24,443	143

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant’s account in the Varifund contract a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks and Administrative Charges

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund contract equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year contract for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units						Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return

			(a)		(b)							(a)			(b)
ALGER CAPITAL APPRECIATION PORTFOLIO
2016	1		$98.18	to	$98.18	$	105	0.19%	1.40%	to	1.40%	(0.89	) %	to	(0.89	) %
2015	1		$99.06	to	$99.06	$	106	0.08%	1.40%	to	1.40%	4.71%		to	4.71%
2014	1		$94.60	to	$94.60	$	101	0.10%	1.40%	to	1.40%	12.18%		to	12.18%
2013	1		$84.33	to	$84.33	$	90	0.38%	1.40%	to	1.40%	33.31%		to	33.31%
2012	1		$63.26	to	$63.26	$	69	1.06%	1.40%	to	1.40%	16.65%		to	16.65%
ALGER LARGE CAP GROWTH PORTFOLIO
2016	1		$99.89	to	$99.89	$	76	0.00%	1.40%	to	1.40%	(2.20	) %	to	(2.20	) %
2015	1		$102.14	to	$102.14	$	77	0.00%	1.40%	to	1.40%	0.30%		to	0.30%
2014	1		$101.84	to	$101.84	$	77	0.16%	1.40%	to	1.40%	9.45%		to	9.45%
2013	1		$93.05	to	$93.05	$	70	0.64%	1.40%	to	1.40%	33.21%		to	33.21%
2012	1		$69.85	to	$72.42	$	69	1.18%	1.25%	to	1.40%	8.33%		to	8.49%
ALGER MID CAP GROWTH PORTFOLIO
2016	1		$70.23	to	$70.23	$	47	0.00%	1.40%	to	1.40%	(0.43	) %	to	(0.43	) %
2015	1		$70.53	to	$70.53	$	47	0.00%	1.40%	to	1.40%	(2.93	) %	to	(2.93	) %
2014	1		$72.66	to	$72.66	$	49	0.00%	1.40%	to	1.40%	6.51%		to	6.51%
2013	1		$68.22	to	$68.22	$	46	0.34%	1.40%	to	1.40%	33.95%		to	33.95%
2012	1		$50.93	to	$50.93	$	35	0.00%	1.40%	to	1.40%	14.60%		to	14.60%
ALGER SMALL CAP GROWTH PORTFOLIO
2016	2		$86.70	to	$9.18	$	109	0.00%	1.20%	to	1.40%	4.77%		to	4.97%
2015	2		$82.75	to	$8.75	$	104	0.00%	1.20%	to	1.40%	(4.66	) %	to	(12.55	) %
2014	1		$86.80	to	$86.80	$	96	0.00%	1.40%	to	1.40%	(0.96	) %	to	(0.96	) %
2013	1		$87.64	to	$87.64	$	97	0.00%	1.40%	to	1.40%	32.39%		to	32.39%
2012	1		$66.20	to	$66.20	$	74	0.00%	1.40%	to	1.40%	10.94%		to	10.94%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO (Effective date 04/22/2016)
2016	4		$12.15	to	$12.15	$	47	2.36%	1.20%	to	1.20%	21.50%		to	21.50%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO (Effective date 12/31/2014)
2016	0	*	$9.66	to	$9.66	$	3	0.71%	1.20%	to	1.20%	6.69%		to	6.69%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND (Effective date 10/21/2013)
2016	2		$10.10	to	$10.10	$	19	0.44%	1.20%	to	1.20%	3.15%		to	3.15%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND (Effective date 01/23/2012)
2016	2		$11.69	to	$20.12	$	41	0.84%	0.25%	to	1.20%	21.25%		to	22.41%
2015	1		$16.43	to	$16.43	$	13	1.36%	0.25%	to	0.25%	(1.83	) %	to	(1.83	) %
2014	1		$16.74	to	$16.74	$	23	0.55%	0.25%	to	0.25%	15.93%		to	15.93%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND (Effective date 05/01/2015)
2016	9		$11.29	to	$11.28	$	100	0.89%	0.45%	to	1.20%	18.85%		to	19.74%
AMERICAN FUNDS IS INTERNATIONAL FUND (Effective date 05/01/2015)
2016	1		$9.02	to	$8.96	$	12	0.65%	0.45%	to	1.20%	1.99%		to	2.76%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31								For the year or period ended December 31
	Units						Net Assets		Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)		Income Ratio	lowest to highest			Total Return

			(a)		(b)								(a)			(b)
AMERICAN FUNDS IS NEW WORLD FUND (Effective date 04/22/2016)
2016	1		$10.20	to	$10.20	$	12		0.68%	1.20%	to	1.20%	1.99%		to	1.99%
BLACKROCK GLOBAL ALLOCATION VI FUND (Effective date 05/16/2014)
2016	53		$9.72	to	$10.31	$	517		1.14%	0.25%	to	1.20%	2.56%		to	3.54%
2015	10		$9.93	to	$9.96	$	100		1.60%	0.25%	to	0.45%	(1.44	) %	to	(1.25	) %
2014	8		$10.03	to	$10.03	$	83		2.12%	1.20%	to	1.20%	0.27%		to	0.27%
BLACKROCK HIGH YIELD VI FUND (Effective date 05/16/2014)
2016	18		$10.38	to	$10.65	$	186		4.86%	0.25%	to	1.20%	11.47%		to	12.53%
2015	10		$9.31	to	$9.46	$	96		2.57%	0.25%	to	1.20%	(6.89	) %	to	(4.06	) %
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (Effective date 05/01/2015)
2016	2		$9.71	to	$9.71	$	23		0.00%	1.20%	to	1.20%	4.27%		to	4.27%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND (Effective date 03/11/2011)
2016	15		$19.16	to	$19.33	$	295		0.00%	1.25%	to	1.40%	17.73%		to	17.91%
2015	16		$16.27	to	$16.39	$	254		0.00%	1.25%	to	1.40%	8.54%		to	8.70%
2014	16		$14.99	to	$15.08	$	242		0.00%	1.25%	to	1.40%	23.68%		to	23.91%
2013	18		$12.12	to	$12.17	$	224		0.00%	1.25%	to	1.40%	24.05%		to	24.18%
2012	19		$9.77	to	$9.80	$	182		0.00%	1.25%	to	1.40%	5.74%		to	5.95%
DELAWARE VIP EMERGING MARKETS SERIES (Effective date 01/23/2012)
2016	16		$9.73	to	$10.05	$	165		0.83%	0.45%	to	1.20%	12.32%		to	13.17%
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (Effective date 04/22/2016)
2016	1		$10.22	to	$10.22	$	8		0.00%	1.20%	to	1.20%	2.22%		to	2.22%
DELAWARE VIP REIT SERIES (Effective date 01/23/2012)
2016	11		$10.84	to	$15.81	$	122		0.66%	0.45%	to	1.20%	4.35%		to	5.14%
2015	3		$12.40	to	$10.38	$	28		0.00%	1.20%	to	1.20%	2.29%		to	3.84%
DELAWARE VIP SMALL CAP VALUE SERIES (Effective date 10/21/2013)
2016	1		$11.90	to	$11.90	$	9		0.00%	1.20%	to	1.20%	29.52%		to	29.52%
DEUTSCHE CAPITAL GROWTH VIP
(Effective date 01/23/2012)
2016	7		$10.02	to	$18.32	$	95		0.43%	0.25%	to	1.20%	2.76%		to	3.74%
2015	2		$17.52	to	$17.66	$	43		0.13%	0.25%	to	0.45%	7.85%		to	8.06%
2014	1		$16.35	to	$16.35	$	13		0.00%	0.25%	to	0.25%	12.45%		to	12.45%
DEUTSCHE GLOBAL SMALL CAP VIP (Effective date 01/23/2012)
2016	0	*	$14.39	to	$14.39	$	$0	*	0.00%	0.25%	to	0.25%	1.08%		to	1.08%
2015	0	*	$14.24	to	$14.24	$	$0	*	0.00%	0.25%	to	0.25%	0.61%		to	0.61%
2014	0	*	$14.15	to	$14.15	$	$0	*	0.00%	0.25%	to	0.25%	(4.59	) %	to	(4.59	) %
2013	0	*	$14.83	to	$14.83	$	$0	*	0.00%	0.25%	to	0.25%	35.43%		to	35.43%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31								For the year or period ended December 31
	Units							Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value					(000s)	Income Ratio	lowest to highest			Total Return

			(a)		(b)								(a)			(b)
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO (Effective date 01/23/2012)
2016	5		$10.20	to	$16.70	$		57	0.00%	0.25%	to	1.20%	3.15%		to	4.13%
2015	4		$11.58	to	$16.04	$		51	0.00%	0.25%	to	1.20%	4.65%		to	5.65%
2014	4		$11.07	to	$15.18	$		45	0.00%	0.25%	to	1.20%	5.33%		to	6.30%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2016	0	*	$51.39	to	$51.39	$		6	1.27%	1.40%	to	1.40%	8.84%		to	8.84%
2015	0	*	$47.21	to	$47.21	$		5	1.02%	1.40%	to	1.40%	(4.54	) %	to	(4.54	) %
2014	0	*	$49.46	to	$49.46	$		5	1.03%	1.40%	to	1.40%	11.88%		to	11.88%
2013	0	*	$44.21	to	$44.21	$		5	1.20%	1.40%	to	1.40%	32.48%		to	32.48%
2012	0	*	$33.37	to	$33.37	$		4	0.81%	1.40%	to	1.40%	10.42%		to	10.42%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2016	1		$53.80	to	$53.80	$		47	1.22%	1.40%	to	1.40%	8.51%		to	8.51%
2015	1		$49.58	to	$49.58	$		43	0.86%	1.40%	to	1.40%	0.17%		to	0.17%
2014	1		$49.50	to	$49.50	$		43	0.79%	1.40%	to	1.40%	8.55%		to	8.55%
2013	1		$45.60	to	$45.60	$		40	0.91%	1.40%	to	1.40%	34.87%		to	34.87%
2012	1		$33.81	to	$33.81	$		30	1.46%	1.40%	to	1.40%	16.43%		to	16.43%
EATON VANCE VT FLOATING-RATE INCOME FUND (Effective date 05/02/2016)
2016	12		$10.43	to	$10.43	$		121	1.60%	1.20%	to	1.20%	4.34%		to	4.34%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2016	3		$46.48	to	$48.43	$		153	1.50%	1.25%	to	1.40%	1.64%		to	1.79%
2015	3		$45.73	to	$47.58	$		153	1.58%	1.25%	to	1.40%	(1.25	) %	to	(1.10	) %
2014	3		$46.31	to	$48.11	$		157	1.47%	1.25%	to	1.40%	4.37%		to	4.52%
2013	4		$44.37	to	$46.03	$		160	1.49%	1.25%	to	1.40%	14.09%		to	14.28%
2012	4		$38.89	to	$40.28		4	158	1.52%	1.25%	to	1.40%	10.92%		to	11.09%
FIDELITY VIP CONTRAFUND PORTFOLIO
2016	0	*	$70.00	to	$70.00	$		6	0.83%	1.40%	to	1.40%	6.51%		to	6.51%
2015	0	*	$65.72	to	$65.72	$		5	1.04%	1.40%	to	1.40%	(0.73	) %	to	(0.73	) %
2014	0	*	$66.21	to	$66.21	$		5	0.98%	1.40%	to	1.40%	10.41%		to	10.41%
2013	0	*	$59.97	to	$59.97	$		5	1.11%	1.40%	to	1.40%	29.47%		to	29.47%
2012	0	*	$46.32	to	$46.32	$		4	0.55%	1.40%	to	1.40%	14.80%		to	14.80%
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2016	2		$14.56	to	$14.56	$		32	0.20%	1.40%	to	1.40%	(1.19	) %	to	(1.19	) %
2015	3		$14.74	to	$15.22	$		39	0.03%	1.25%	to	1.40%	(1.36	) %	to	(1.22	) %
2014	3		$14.94	to	$15.41	$		41	0.01%	1.25%	to	1.40%	(1.39	) %	to	(1.22	) %
2013	3		$15.15	to	$15.60	$		42	0.03%	1.25%	to	1.40%	(1.37	) %	to	(1.20	) %
2012	3		$15.36	to	$15.79	$		44	0.14%	1.25%	to	1.40%	(1.29	) %	to	(1.13	) %
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2016	0	*	$34.57	to	$34.57	$		13	0.33%	1.40%	to	1.40%	(1.06	) %	to	(1.06	) %
2015	0	*	$34.94	to	$34.94	$		15	0.18%	1.40%	to	1.40%	4.14%		to	4.14%
2014	0	*	$33.55	to	$33.55	$		15	0.23%	1.40%	to	1.40%	10.65%		to	10.65%
2013	0	*	$30.32	to	$30.32	$		14	0.31%	1.40%	to	1.40%	35.96%		to	35.96%
2012	1		$22.30	to	$22.30	$		11	0.40%	1.40%	to	1.40%	17.99%		to	17.99%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units						Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return

			(a)		(b)							(a)			(b)
FIDELITY VIP GROWTH PORTFOLIO
2016	0	*	$102.16	to	$102.16	$	12	0.04%	1.40%	to	1.40%	(0.60	) %	to	(0.60	) %
2015	0	*	$102.78	to	$102.78	$	14	0.25%	1.40%	to	1.40%	5.68%		to	5.68%
2014	0	*	$97.25	to	$97.25	$	16	0.16%	1.40%	to	1.40%	9.75%		to	9.75%
2013	0	*	$88.61	to	$88.61	$	20	0.29%	1.40%	to	1.40%	34.46%		to	34.46%
2012	0	*	$65.90	to	$65.90	$	16	0.49%	1.40%	to	1.40%	13.07%		to	13.07%
FIDELITY VIP HIGH INCOME PORTFOLIO
2016	1		$56.66	to	$56.66	$	56	5.45%	1.40%	to	1.40%	13.02%		to	13.02%
2015	1		$50.13	to	$50.13	$	50	6.55%	1.40%	to	1.40%	(4.97	) %	to	(4.97	) %
2014	1		$52.75	to	$52.75	$	53	5.49%	1.40%	to	1.40%	(0.25	) %	to	(0.25	) %
2013	1		$52.88	to	$52.88	$	58	5.87%	1.40%	to	1.40%	4.46%		to	4.46%
2012	1		$50.62	to	$50.62	$	56	5.73%	1.40%	to	1.40%	12.64%		to	12.64%
FIDELITY VIP INDEX 500 PORTFOLIO
2016	0	*	$301.74	to	$301.74	$	99	1.50%	1.40%	to	1.40%	10.31%		to	10.31%
2015	0	*	$273.55	to	$273.55	$	90	1.79%	1.40%	to	1.40%	(0.08	) %	to	(0.08	) %
2014	0	*	$273.76	to	$273.76	$	126	1.67%	1.40%	to	1.40%	11.99%		to	11.99%
2013	0	*	$244.44	to	$244.44	$	113	1.94%	1.40%	to	1.40%	30.41%		to	30.41%
2012	0	*	$187.44	to	$187.44	$	87	2.11%	1.40%	to	1.40%	14.29%		to	14.29%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2016	0	*	$32.09	to	$32.09	$	12	2.37%	1.40%	to	1.40%	3.29%		to	3.29%
2015	0	*	$31.07	to	$31.07	$	12	2.60%	1.40%	to	1.40%	(1.98	) %	to	(1.98	) %
2014	0	*	$31.69	to	$31.69	$	12	2.20%	1.40%	to	1.40%	4.35%		to	4.35%
2013	0	*	$30.37	to	$30.37	$	11	2.38%	1.40%	to	1.40%	(3.16	) %	to	(3.16	) %
2012	0	*	$31.36	to	$31.36	$	12	2.20%	1.40%	to	1.40%	4.43%		to	4.43%
FIDELITY VIP OVERSEAS PORTFOLIO
2016	2		$32.48	to	$32.48	$	57	1.47%	1.40%	to	1.40%	(6.38	) %	to	(6.38	) %
2015	2		$34.69	to	$34.69	$	61	1.36%	1.40%	to	1.40%	2.19%		to	2.19%
2014	2		$33.95	to	$33.95	$	60	1.36%	1.40%	to	1.40%	(9.35	) %	to	(9.35	) %
2013	2		$37.45	to	$37.45	$	66	1.41%	1.40%	to	1.40%	28.61%		to	28.61%
2012	2		$29.12	to	$29.12	$	52	2.02%	1.40%	to	1.40%	19.05%		to	19.05%
FRANKLIN INCOME VIP FUND (Effective date 12/31/2014)
2016	28		$10.44	to	$10.21	$	284	4.70%	0.45%	to	1.20%	12.51%		to	13.35%
2015	3		$9.28	to	$9.28	$	26	0.00%	1.20%	to	1.20%	(7.21	) %	to	(7.21	) %
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO (Effective date 12/31/2014)
2016	4		$9.27	to	$9.42	$	41	0.79%	0.25%	to	1.20%	(0.92	) %	to	0.02%
2015	4		$9.35	to	$9.42	$	36	1.89%	0.25%	to	1.20%	(6.46	) %	to	(5.81	) %
GREAT-WEST ARIEL MID CAP VALUE FUND (Effective date 01/23/2012)
2016	4		$11.87	to	$10.01	$	37	0.97%	1.20%	to	1.20%	11.70%		to	11.70%
2015	1		$10.62	to	$16.48	$	9	0.85%	0.25%	to	1.20%	(7.21	) %	to	(6.33	) %
2014	0	*	$17.59	to	$17.59	$	8	0.61%	0.25%	to	0.25%	7.52%		to	7.52%
2013	4		$16.36	to	$16.36	$	74	0.88%	0.25%	to	0.25%	48.32%		to	48.32%
GREAT-WEST BOND INDEX FUND (Effective date 01/23/2012)
2016	17		$10.07	to	$10.84	$	182	0.95%	0.25%	to	1.20%	0.73%		to	1.69%
2015	9		$9.99	to	$10.66	$	97	0.42%	0.25%	to	1.20%	(0.08	) %	to	(0.02	) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31								For the year or period ended December 31
	Units						Net Assets		Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)		Income Ratio	lowest to highest			Total Return

			(a)		(b)								(a)			(b)
GREAT-WEST CONSERVATIVE PROFILE I FUND (Effective date 01/23/2012)
2016	26		$10.49	to	$12.48	$	318		1.48%	0.25%	to	1.20%	4.87%		to	5.86%
2015	13		$11.78	to	$11.78	$	154		0.91%	0.25%	to	0.25%	(1.36	) %	to	(1.36	) %
GREAT-WEST FEDERATED BOND FUND (Effective date 01/23/2012)
2016	8		$10.18	to	$11.13	$	90		2.33%	0.25%	to	1.20%	3.46%		to	4.44%
2015	7		$9.84	to	$10.66	$	73		2.00%	0.25%	to	1.20%	(1.62	) %	to	(1.41	) %
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND (Effective date 12/31/2014)
2016	1		$11.14	to	$11.14	$	13		3.64%	1.20%	to	1.20%	18.86%		to	18.86%
2015	0	*	$9.37	to	$9.37	$	1		3.03%	1.20%	to	1.20%	(6.27	) %	to	(6.27	) %
GREAT-WEST GOVERNMENT MONEY MARKET FUND (Effective date 01/23/2012)
2016	478		$9.83	to	$9.88	$	4,693		0.00%	0.25%	to	1.20%	(1.20	) %	to	(0.25	) %
2015	290		$9.95	to	$9.90	$	2,874		0.00%	0.25%	to	1.20%	(0.55	) %	to	(0.25	) %
2014	300		$9.87	to	$9.93	$	2,979		0.00%	0.25%	to	0.45%	(0.40	) %	to	(0.20	) %
2013	39		$9.91	to	$9.95	$	388		0.00%	0.25%	to	0.45%	(0.50	) %	to	(0.30	) %
2012	21		$9.98	to	$9.98	$	210		0.00%	0.25%	to	0.25%	(0.20	) %	to	(0.20	) %
GREAT-WEST INTERNATIONAL INDEX FUND (Effective date 01/23/2012)
2016	35		$8.97	to	$12.47	$	388		2.10%	0.25%	to	1.20%	(0.55	) %	to	0.40%
2015	25		$9.02	to	$12.42	$	303		0.98%	0.25%	to	1.20%	(9.80	) %	to	(1.33	) %
2014	22		$12.52	to	$12.52	$	269		5.52%	0.45%	to	0.45%	(6.57	) %	to	(6.57	) %
GREAT-WEST INVESCO SMALL CAP VALUE FUND (Effective date 12/31/2014)
2016	1		$11.04	to	$11.04	$	9		0.00%	1.20%	to	1.20%	22.11%		to	22.11%
GREAT-WEST LIFETIME 2025 FUND (Effective date 04/22/2016)
2016	7		$10.40	to	$10.40	$	73		1.15%	1.20%	to	1.20%	4.04%		to	4.04%
GREAT-WEST LIFETIME 2035 FUND (Effective date 04/22/2016)
2016	16		$10.56	to	$10.56	$	164		1.18%	0.25%	to	0.25%	5.63%		to	5.63%
GREAT-WEST LOOMIS SAYLES BOND FUND (Effective date 01/23/2012)
2016	28		$10.40	to	$12.92	$	337		2.34%	0.25%	to	1.20%	10.07%		to	11.10%
2015	21		$9.50	to	$11.63	$	232		2.59%	0.25%	to	1.20%	(7.66	) %	to	(6.78	) %
2014	8		$12.40	to	$12.47	$	95		3.02%	0.25%	to	0.45%	2.99%		to	3.14%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND (Effective date 01/23/2012)
2016	11		$11.42	to	$18.74	$	142		0.07%	0.25%	to	1.20%	24.32%		to	25.52%
2015	2		$9.19	to	$14.93	$	27		0.15%	0.25%	to	1.20%	(8.14	) %	to	(3.70	) %
GREAT-WEST MFS INTERNATIONAL VALUE FUND (Effective date 01/23/2012)
2016	17		$9.92	to	$14.10	$	181		1.18%	0.25%	to	1.20%	2.65%		to	3.62%
2015	3		$9.66	to	$13.60	$	43		1.04%	0.25%	to	1.20%	(3.39	) %	to	6.19%
2014	0	*	$12.81	to	$12.81	$	0	*	0.00%	0.25%	to	0.25%	0.71%		to	0.71%
2013	0	*	$12.72	to	$12.72	$	0	*	0.00%	0.25%	to	0.25%	17.02%		to	17.02%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return

		(a)		(b)							(a)			(b)
GREAT-WEST MODERATE PROFILE I FUND (Effective date 01/23/2012)
2016	149	$10.42	to	$14.17	$	1,705	1.64%	0.25%	to	1.20%	4.20%		to	7.91%
2015	28	$10.52	to	$13.13	$	358	2.11%	0.25%	to	1.20%	(2.11	) %	to	(1.17	) %
2014	42	$13.21	to	$13.29	$	556	4.08%	0.25%	to	0.45%	5.93%		to	6.15%
2013	23	$12.47	to	$12.52	$	285	2.98%	0.25%	to	0.45%	15.57%		to	15.82%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND (Effective date 01/23/2012)
2016	23	$10.27	to	$15.02	$	344	2.16%	0.25%	to	1.20%	7.81%		to	8.83%
2015	23	$13.69	to	$13.80	$	319	3.58%	0.25%	to	0.45%	(1.21	) %	to	(1.02	) %
2014	4	$13.94	to	$13.94	$	52	3.09%	0.25%	to	0.25%	6.57%		to	6.57%
2013	4	$13.08	to	$13.08	$	49	1.01%	0.25%	to	0.25%	20.11%		to	20.11%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND (Effective date 10/21/2013)
2016	11	$10.59	to	$10.32	$	114	0.00%	1.20%	to	1.20%	5.91%		to	3.18%
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND (Effective date 04/22/2016)
2016	2	$10.27	to	$10.27	$	24	0.00%	1.20%	to	1.20%	2.73%		to	2.73%
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND (Effective date 04/22/2016)
2016	1	$11.03	to	$11.03	$	15	0.00%	1.20%	to	1.20%	10.33%		to	10.33%
GREAT-WEST PUTNAM EQUITY INCOME FUND
2016	5	$10.39	to	$10.39	$	56	0.00%	1.20%	to	1.20%	11.78%		to	11.78%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND (Effective date 01/23/2012)
2016	24	$10.55	to	$13.47	$	282	6.35%	0.25%	to	1.20%	14.17%		to	15.25%
2015	3	$9.61	to	$11.59	$	29	4.49%	0.45%	to	1.20%	(5.83	) %	to	(5.12	) %
2014	1	$12.22	to	$12.22	$	13	4.52%	0.45%	to	0.45%	1.66%		to	1.66%
GREAT-WEST REAL ESTATE INDEX FUND (Effective date 05/01/2013)
2016	14	$10.88	to	$12.63	$	156	1.81%	0.25%	to	1.20%	4.56%		to	5.56%
2015	4	$10.41	to	$11.97	$	42	3.18%	0.25%	to	1.20%	4.06%		to	3.42%
GREAT-WEST S&P 500® INDEX FUND (Effective date 01/23/2012)
2016	163	$10.59	to	$18.14	$	2,202	1.04%	0.25%	to	1.20%	9.94%		to	10.99%
2015	71	$11.79	to	$16.35	$	1,107	1.29%	0.25%	to	1.20%	(0.46	) %	to	0.50%
2014	45	$16.17	to	$16.27	$	736	1.10%	0.25%	to	0.45%	12.06%		to	12.75%
2013	2	$14.43	to	$14.43	$	26	2.49%	0.25%	to	0.25%	31.30%		to	31.30%
GREAT-WEST S&P MID CAP 400® INDEX FUND (Effective date 01/23/2012)
2016	53	$10.91	to	$18.50	$	647	0.59%	0.25%	to	1.20%	18.54%		to	19.67%
2015	15	$9.20	to	$15.46	$	192	0.94%	0.25%	to	1.20%	(7.98	) %	to	(3.02	) %
2014	8	$15.84	to	$15.94	$	127	0.90%	0.25%	to	0.45%	8.72%		to	8.95%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND (Effective date 01/23/2012)
2016	43	$11.46	to	$19.67	$	619	1.05%	0.25%	to	1.20%	24.24%		to	25.42%
2015	16	$9.22	to	$15.69	$	242	1.21%	0.25%	to	1.20%	(7.77	) %	to	(2.78	) %
2014	11	$16.04	to	$16.13	$	184	1.59%	0.25%	to	0.45%	4.70%		to	4.88%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31								For the year or period ended December 31
	Units						Net Assets		Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)		Income Ratio	lowest to highest			Total Return

			(a)		(b)								(a)			(b)
GREAT-WEST SECUREFOUNDATION® BALANCED FUND (Effective date 01/23/2012)
2016	777		$10.26	to	$14.05	$	8,114		2.57%	0.25%	to	1.20%	7.07%		to	8.09%
2015	174		$10.47	to	$13.00	$	1,703		1.94%	0.25%	to	1.20%	(2.06	) %	to	(1.12	) %
2014	0	*	$13.15	to	$13.15	$	0	*	0.00%	0.25%	to	0.25%	5.71%		to	5.71%
2013	0	*	$12.44	to	$12.44	$	0	*	0.00%	0.25%	to	0.25%	15.51%		to	15.51%
2012	0	*	$10.77	to	$10.77	$	0	*	0.00%	0.25%	to	0.25%	7.70%		to	7.70%
GREAT-WEST SHORT DURATION BOND FUND (Effective date 01/23/2012)
2016	9		$9.97	to	$10.79	$	95		1.47%	0.25%	to	1.20%	0.49%		to	1.45%
2015	5		$10.56	to	$10.64	$	55		1.07%	0.25%	to	0.45%	0.09%		to	0.28%
2014	10		$9.97	to	$10.55	$	99		1.10%	0.45%	to	1.20%	(0.20	) %	to	0.57%
GREAT-WEST STOCK INDEX FUND (Effective date 01/23/2012)
2016	20		$10.63	to	$18.22	$	327		1.22%	0.25%	to	1.20%	10.68%		to	11.74%
2015	6		$16.18	to	$16.30	$	102		1.30%	0.25%	to	0.45%	0.11%		to	0.31%
2014	6		$16.16	to	$16.25	$	103		0.90%	0.25%	to	0.45%	12.22%		to	12.46%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND (Effective date 01/23/2012)
2016	11		$10.12	to	$18.53	$	176		0.05%	0.25%	to	1.20%	4.91%		to	5.92%
2015	10		$9.65	to	$17.49	$	154		0.02%	0.25%	to	1.20%	(3.52	) %	to	6.25%
2014	4		$16.37	to	$16.46	$	62		1.21%	0.25%	to	0.45%	12.28%		to	12.51%
GREAT-WEST TEMPLETON GLOBAL BOND FUND (Effective date 10/21/2013)
2016	5		$9.62	to	$9.62	$	48		0.00%	1.20%	to	1.20%	1.75%		to	1.75%
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND (Effective date 01/23/2012)
2016	8		$10.64	to	$10.75	$	87		1.51%	0.25%	to	0.45%	0.78%		to	0.97%
2015	6		$10.64	to	$10.64	$	59		2.15%	0.25%	to	0.25%	0.55%		to	0.55%
INVESCO V.I. GLOBAL REAL ESTATE FUND (Effective date 10/21/2013)
2016	3		$9.74	to	$10.56	$	33		0.04%	1.00%	to	1.20%	0.61%		to	0.82%
2015	0	*	$10.47	to	$10.47	$	1		3.76%	1.00%	to	1.00%	(2.70	) %	to	(2.70	) %
INVESCO V.I. GROWTH & INCOME FUND (Effective date 01/23/2012)
2016	6		$10.85	to	$18.38	$	110		0.80%	0.25%	to	1.20%	18.00%		to	19.13%
2015	4		$15.31	to	$15.43	$	63		3.15%	0.25%	to	0.45%	(3.74	) %	to	(3.55	) %
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 01/23/2012)
2016	9		$8.99	to	$12.53	$	108		1.20%	0.25%	to	1.20%	(1.88	) %	to	(0.95	) %
2015	7		$12.65	to	$12.65	$	87		1.51%	0.25%	to	0.25%	(2.86	) %	to	(2.86	) %
IVY VIP ENERGY FUND (Effective date 04/22/2016)
2016	4		$11.92	to	$11.98	$	43		0.00%	0.45%	to	1.20%	19.19%		to	19.80%
JANUS ASPEN BALANCED PORTFOLIO (Effective date 01/23/2012)
2016	26		$10.09	to	$14.67	$	379		2.02%	0.25%	to	1.20%	3.08%		to	4.07%
2015	23		$9.79	to	$14.09	$	313		1.17%	0.25%	to	1.20%	(2.13	) %	to	0.16%
2014	5		$14.07	to	$14.07	$	64		1.51%	0.25%	to	0.25%	7.98%		to	7.98%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units						Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return

			(a)		(b)							(a)			(b)
JANUS ASPEN ENTERPRISE PORTFOLIO (Effective date 05/01/2015)
2016	11		$10.67	to	$10.87	$	118	0.02%	0.45%	to	1.20%	10.76%		to	11.60%
2015	0	*	$9.64	to	$9.64	$	3	0.24%	1.20%	to	1.20%	(3.64	) %	to	(3.64	) %
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (Effective date 10/21/2013)
2016	14		$10.01	to	$10.01	$	145	2.39%	1.20%	to	1.20%	1.00%		to	1.00%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2016	3		$16.85	to	$16.85	$	50	4.68%	1.40%	to	1.40%	(7.75	) %	to	(7.75	) %
2015	3		$18.27	to	$18.27	$	54	0.60%	1.40%	to	1.40%	(9.86	) %	to	(9.86	) %
2014	3		$20.27	to	$20.27	$	60	5.83%	1.40%	to	1.40%	(13.08	) %	to	(13.08	) %
2013	3		$23.32	to	$23.32	$	69	3.15%	1.40%	to	1.40%	12.98%		to	12.98%
2012	3		$20.64	to	$20.64	$	61	0.70%	1.40%	to	1.40%	11.87%		to	11.87%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO (Effective date 05/16/2014)
2016	2		$9.83	to	$10.08	$	19	0.00%	0.25%	to	1.20%	(3.77	) %	to	(2.85	) %
2015	2		$10.22	to	$10.38	$	20	0.00%	0.25%	to	1.20%	(9.30	) %	to	(8.44	) %
2014	1		$11.33	to	$11.33	$	9	0.00%	0.25%	to	0.25%	13.32%		to	13.32%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO (Effective date 04/22/2016)
2016	1		$10.51	to	$10.51	$	12	0.00%	1.20%	to	1.20%	5.06%		to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO (Effective date 04/22/2016)
2016	60		$10.87	to	$10.94	$	656	0.00%	0.25%	to	1.20%	8.68%		to	9.39%
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO (Effective date 01/23/2012)
2016	1		$17.34	to	$17.34	$	14	0.49%	0.25%	to	0.25%	9.37%		to	9.37%
2015	1		$15.85	to	$15.85	$	13	0.32%	0.25%	to	0.25%	(0.84	) %	to	(0.84	) %
2014	1		$15.99	to	$15.99	$	13	0.12%	0.25%	to	0.25%	9.82%		to	9.82%
NVIT EMERGING MARKETS FUND (Effective date 08/05/2016)
2016	0	*	$9.62	to	$9.62	$	4	0.80%	1.40%	to	1.40%	(3.82	) %	to	(3.82	) %
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (Effective date 05/16/2014)
2016	6		$12.17	to	$10.37	$	63	0.05%	1.20%	to	1.20%	16.27%		to	16.26%
2015	1		$10.47	to	$10.47	$	8	0.00%	1.20%	to	1.20%	(7.21	) %	to	(7.21	) %
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 01/23/2012)
2016	4		$8.87	to	$6.01	$	33	0.53%	0.25%	to	1.20%	13.49%		to	14.58%
2015	2		$5.25	to	$5.25	$	10	0.00%	0.25%	to	0.25%	(25.84	) %	to	(25.84	) %
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO (Effective date 04/22/2016)
2016	5		$9.36	to	$9.36	$	43	0.80%	1.20%	to	1.20%	(6.43	) %	to	(6.43	) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units						Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return

			(a)		(b)							(a)			(b)
PIMCO VIT LOW DURATION PORTFOLIO (Effective date 01/23/2012)
2016	33		$9.88	to	$10.49	$	341	1.37%	0.45%	to	1.20%	0.10%		to	0.85%
2015	35		$10.40	to	$10.40	$	360	3.27%	0.45%	to	0.45%	(0.23	) %	to	(0.23	) %
2014	38		$10.43	to	$10.43	$	395	0.29%	0.45%	to	0.45%	0.29%		to	0.29%
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 10/21/2013)
2016	1		$10.01	to	$10.01	$	8	0.42%	1.20%	to	1.20%	3.84%		to	3.84%
PIMCO VIT TOTAL RETURN PORTFOLIO (Effective date 01/23/2012)
2016	40		$10.03	to	$11.27	$	442	1.94%	0.25%	to	1.20%	1.37%		to	2.32%
2015	41		$10.93	to	$11.02	$	445	4.42%	0.25%	to	0.45%	(0.11	) %	to	0.10%
2014	36		$10.94	to	$10.94	$	397	0.94%	0.45%	to	0.45%	3.70%		to	3.70%
PUTNAM VT CAPITAL OPPORTUNITIES FUND (Effective date 10/21/2013)
2016	0	*	$10.48	to	$10.48	$	1	0.83%	1.20%	to	1.20%	14.15%		to	14.15%
2015	0	*	$9.18	to	$9.18	$	1	0.00%	1.20%	to	1.20%	(8.22	) %	to	(8.22	) %
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Effective date 12/31/2014)
2016	1		$10.07	to	$10.07	$	8	0.00%	1.20%	to	1.20%	5.44%		to	5.44%
PUTNAM VT GROWTH AND INCOME FUND (Effective date 12/31/2014)
2016	4		$10.27	to	$10.27	$	42	0.00%	1.20%	to	1.20%	13.65%		to	13.65%
PUTNAM VT GROWTH OPPORTUNITIES FUND (Effective date 12/31/2014)
2016	5		$10.05	to	$10.05	$	48	0.00%	1.20%	to	1.20%	5.24%		to	5.24%
PUTNAM VT INCOME FUND (Effective date 12/31/2014)
2016	3		$9.81	to	$9.85	$	32	4.12%	1.00%	to	1.20%	0.78%		to	0.97%
2015	3		$9.74	to	$9.76	$	26	0.00%	1.00%	to	1.20%	(2.64	) %	to	(2.44	) %
PUTNAM VT INTERNATIONAL EQUITY FUND (Effective date 05/01/2015)
2016	1		$8.69	to	$8.69	$	5	0.00%	1.20%	to	1.20%	(3.61	) %	to	(3.61	) %
PUTNAM VT INTERNATIONAL GROWTH FUND (Effective date 01/23/2012)
2016	13		$8.83	to	$11.93	$	157	0.04%	0.45%	to	1.20%	(7.82	) %	to	(7.13	) %
2015	1		$9.57	to	$9.57	$	8	0.00%	1.20%	to	1.20%	(0.08	) %	to	(0.08	) %
PUTNAM VT INVESTORS FUND (Effective date 05/01/2015)
2016	4		$10.36	to	$10.36	$	43	0.99%	1.20%	to	1.20%	10.72%		to	10.72%
2015	2		$9.36	to	$9.36	$	18	0.00%	1.20%	to	1.20%	(6.42	) %	to	(6.42	) %
PUTNAM VT SMALL CAP VALUE FUND (Effective date 05/01/2015)
2016	21		$11.83	to	$11.83	$	249	0.00%	0.45%	to	0.45%	26.93%		to	26.93%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (Effective date 05/16/2014)
2016	30		$9.86	to	$12.45	$	331	0.00%	0.25%	to	1.20%	(0.65	) %	to	0.28%
2015	12		$12.26	to	$12.41	$	149	0.00%	0.25%	to	1.00%	9.70%		to	10.53%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return

		(a)		(b)							(a)			(b)
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 01/23/2012)
2016	12	$9.58	to	$23.92	$	155	0.00%	0.25%	to	1.20%	(4.20	) %	to	(10.94	) %
2015	5	$15.57	to	$26.86	$	128	0.00%	0.25%	to	1.00%	11.36%		to	12.19%
2014	7	$13.95	to	$23.94	$	142	0.00%	0.25%	to	1.20%	29.65%		to	30.89%
VAN ECK VIP GLOBAL HARD ASSETS FUND (Effective date 10/21/2013)
2016	4	$10.09	to	$7.21	$	36	0.11%	1.20%	to	1.20%	41.70%		to	41.70%
2015	1	$5.09	to	$5.09	$	7	0.00%	1.20%	to	1.20%	(34.42	) %	to	(34.42	) %

* The Investment Division has units that round to less than 1,000 units.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-2 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as listed in Appendix A as of December 31, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York as listed in Appendix A as of December 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 7, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

ALGER SMALL CAP GROWTH PORTFOLIO

ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

AMERICAN FUNDS IS INTERNATIONAL FUND

AMERICAN FUNDS IS NEW WORLD FUND

BLACKROCK GLOBAL ALLOCATION VI FUND

BLACKROCK HIGH YIELD VI FUND

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

DELAWARE VIP EMERGING MARKETS SERIES

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

DELAWARE VIP REIT SERIES

DELAWARE VIP SMALL CAP VALUE SERIES

DEUTSCHE CAPITAL GROWTH VIP

DEUTSCHE GLOBAL SMALL CAP VIP

DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

EATON VANCE VT FLOATING-RATE INCOME FUND

FIDELITY VIP ASSET MANAGER PORTFOLIO

FIDELITY VIP CONTRAFUND PORTFOLIO

FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

FIDELITY VIP GROWTH PORTFOLIO

FIDELITY VIP HIGH INCOME PORTFOLIO

FIDELITY VIP INDEX 500 PORTFOLIO

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

FIDELITY VIP OVERSEAS PORTFOLIO

FRANKLIN INCOME VIP FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO

GREAT-WEST AGGRESSIVE PROFILE I FUND

GREAT-WEST ARIEL MID CAP VALUE FUND

GREAT-WEST BOND INDEX FUND

GREAT-WEST CONSERVATIVE PROFILE I FUND

GREAT-WEST FEDERATED BOND FUND

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

GREAT-WEST GOVERNMENT MONEY MARKET FUND

GREAT-WEST INTERNATIONAL INDEX FUND

GREAT-WEST INVESCO SMALL CAP VALUE FUND

GREAT-WEST LIFETIME 2025 FUND

GREAT-WEST LIFETIME 2025 FUND II

GREAT-WEST LIFETIME 2035 FUND

GREAT-WEST LOOMIS SAYLES BOND FUND

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

GREAT-WEST MFS INTERNATIONAL VALUE FUND

GREAT-WEST MODERATE PROFILE I FUND

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND

GREAT-WEST PUTNAM EQUITY INCOME FUND

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

GREAT-WEST REAL ESTATE INDEX FUND

GREAT-WEST S&P 500® INDEX FUND

GREAT-WEST S&P MID CAP 400® INDEX FUND

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

GREAT-WEST SHORT DURATION BOND FUND

GREAT-WEST STOCK INDEX FUND

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

GREAT-WEST TEMPLETON GLOBAL BOND FUND

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Concluded)

INVESCO V.I. GLOBAL REAL ESTATE FUND

INVESCO V.I. GROWTH & INCOME FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

IVY VIP ENERGY FUND

JANUS ASPEN BALANCED PORTFOLIO

JANUS ASPEN ENTERPRISE PORTFOLIO

JANUS ASPEN FLEXIBLE BOND PORTFOLIO

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO

MFS VIT II TECHNOLOGY PORTFOLIO

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

NVIT DEVELOPING MARKETS FUND

NVIT EMERGING MARKETS FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

PIMCO VIT LONG TERM U.S. GOVERNMENT PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT REAL RETURN PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PUTNAM VT CAPITAL OPPORTUNITIES FUND

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

PUTNAM VT GROWTH AND INCOME FUND

PUTNAM VT GROWTH OPPORTUNITIES FUND

PUTNAM VT INCOME FUND

PUTNAM VT INTERNATIONAL EQUITY FUND

PUTNAM VT INTERNATIONAL GROWTH FUND

PUTNAM VT INVESTORS FUND

PUTNAM VT SMALL CAP VALUE FUND

PUTNAM VT VOYAGER FUND

T.ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

T.ROWE PRICE HEALTH SCIENCES PORTFOLIO

VAN ECK VIP GLOBAL HARD ASSETS FUND

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York (“Great-West” or the “Depositor”) as of December 31, 2016 and 2015, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.

	(b)	Exhibits

		(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (is incorporated by reference to exhibits filed with the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 filed on April 29, 1997 (File No. 33-32199).

		(2)	Not applicable.

		(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on December 21, 2011 (File No. 333-177070). Amendment to Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to N-4 Registration Statement filed on March 1, 2013 (File No. 333-177070).

		(4)	(a) Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265). Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265).

(b) Form of T-Note Tracker GLWB Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265). Forms of amendment to T-Note Tracker GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203265). Forms of amendment to T-Note Tracker GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(c) Form of Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider) is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265). Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203265). Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(d) Form of Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider) is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265). Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203265). Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(e) Form of Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider) is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265). Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203265). Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(f) Form of Roth IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).

(g) Form of Custodial IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265).

(h) Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203265).

(i) Form of Nursing Home and Terminal Illness Waiver Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(j) Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(k) Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(5)	Form of variable annuity contract application is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265).

(6)	(a) The Restated Charter of Depositor is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(b) Bylaws of Depositor are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(7)	Not Applicable.

(8)	(a) Participation Agreement with Alger American Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289) and to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(b) Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265); amendment to Participation Agreement with ALPS Variable Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265).

(c) Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743); Amendment to Fund Participation Agreement with American Century Variable Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(d) Fund Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(e) Participation Agreement with Delaware VIP Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(f) Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743) Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(g) Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) Fund Participation Agreement with Eaton Vance Variable Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203265).

(i) Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(j) Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(k) Participation Agreement with AIM Variable Insurance Fund (now INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(l) Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(m) Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(n) Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(o) Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).

(p) Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(q) Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(r) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(s) Participation Agreement between Registrant and Great-West Funds, Inc. is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).

(t) Participation Agreement with Registrant, Variable Annuity-1 Series Account and Putnam Variable Trust and amendments thereto are incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).

(u) Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(v) Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203265); amendment to Participation Agreement with MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203265).

(w) Participation Agreement with First Trust Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203265).

(x) Participation Agreement with DFA Investment Dimensions Group Inc. is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203265).

(y) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on April 27, 2007 (File No. 333-52956).

(z) Form of letter from Depositor providing for limited time exchange of GLWB Riders is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on June 24, 2016 (File No. 333-203265).

(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203265).

(10)	(a) Written Consent of Carlton Fields Jorden Burt, P.A., is filed herewith.

(b) Written Consents of independent registered public accounting firm and independent auditors are filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney for Directors Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto, and Walsh are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203265).

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director

A.R. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

A.S. Bolotin	(2)	President and Chief Executive Officer

E.F. Murphy, III	(2)	President, Empower Retirement

R.K. Shaw	(2)	President, Individual Markets

E.P. Friesen	(2)	Chief Investment Officer, General Account

K.I. Schindler	(3)	Chief Compliance Officer

R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary

J.M. Gearin	(2)	Senior Vice President, Empower Operations

J.W. Knight	(2)	Senior Vice President and Chief Technology Officer

D.G. McLeod	(2)	Senior Vice President, Products

J.M. Smolen	(2)	Senior Vice President, Empower Core Market

K.S. Roe	(2)	Vice President and Treasurer

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/2016

The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

(State/Country of Organization) - Nature of Business

Organizational Chart – December 31, 2016

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.22% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2016 414,461,536 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,009,256.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,638,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,747,312 or 59.22% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

2

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
95.84% - Putnam Investments, LLC (4.16% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
82.02% - PanAgora Asset Management, Inc. (16.08% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

3

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - Putnam Mortgage Opportunities Company
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)

4

100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

5

70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

 0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.

6

100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited

7

100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited(78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
30.45% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% Canada Life (Ireland) Limited

8

100.0% Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
30.43% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited

9

100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation

10

61.506% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.89% - IPC Portfolio Services Inc. (and 11.11% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
37.74% - Portag3 Ventures LP
32.8% - Springboard LP
69.7% - WealthSimple Financial Corp.
15.0% - Personal Capital Corporation

E. Pargesa Holding SA Group of Companies (European investments)

11

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.9% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.8% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
20.0% - Ontex
7.5% - adidas
0.4% - LTI One
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.6% - Imerys (53.7% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.3% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
0.7% - Total SA (1.2% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
67.4% - Serena S.á.r.l.
Capital
16.2% - SGS
100.0% - Eliott Capital

12

Capital
9.4% - LafargeHolcim
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
5.9% - Ergon Capital SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
100.0% - PrimeStone Capital Parallel Vehicle SCS
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
1.0% - Engie (0.6% in capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
50.0% - Workopolis

13

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.19% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
32.5% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 14 LP
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.

14

100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
52.0% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings Inc. (non voting)
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings Inc.
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
97.3% - Vein Clinics of America
100.0% - 1069759 B.C. Unlimited Liability Company
96.7% - IntegraMed America, Inc.
50.0% - 9938982 Canada Inc.
100.0% - 9990089 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.

15

67.2% - Springboard L.P.
69.7% - WealthSimple Financial Corp. (67.8% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
24.52% - Portag3 Ventures L.P.
100.0% - 9917837 Canada Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners

As of December 1, 2017, there were 116 Owners of Qualified Contracts and 74 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the laws of the State of New York and the Bylaws of the Depositor whereby the Depositor may indemnify a director, officer, or controlling person of the Depositor against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Business Corporation Law

Section 719. Liability of directors in certain cases

(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:

(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).

(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).

(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).

(4)	The making of any loan contrary to section 714 (Loans to directors).

(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.

(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:

(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.

(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.

(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.

(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.

(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.

(f)	This section shall not affect any liability otherwise imposed by law upon any director.

Section 720. Action against directors and officers for misconduct.

(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:

(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:

(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.

(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.

(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.

(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.

(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.

(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders’ derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.

(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1)	That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2)	That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3)	If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a)	Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.

(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of the Depositor

ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.

Item 29. Principal Underwriter

(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (GWL&A), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter

E.F. Murphy, III	(1)	Chairman, President, and Chief Executive Officer

R.K. Shaw	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

K.I. Schindler	(1)	Chief Compliance Officer

R.H. Linton, Jr.	(1)	Executive Vice President

D.A. Morrison	(1)	Senior Vice President

J.M. Smolen	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

W.J. McDermott	(1)	Senior Vice President

R.L. Logsdon	(1)	Vice President, Counsel, and Secretary

R.M. Mattie	(1)	FIN OP Principal, Vice President and Treasurer

(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	The Depositor, Great-West Life & Annuity Insurance Company of New York, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 14th day of December, 2017.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	December 14, 2017
R. Jeffrey Orr*

/s/ Andra S. Bolotin	President and Chief Executive Officer	December 14, 2017
Andra S. Bolotin

/s/ Kara S. Roe	Principal Accounting Officer	December 14, 2017
Kara S. Roe

Director
Marcia D. Alazraki

/s/ John L. Bernbach		December 14, 2017
John L. Bernbach*	Director

/s/ André R. Desmarais		December 14, 2017
André R. Desmarais*	Director

/s/ Paul G. Desmarais, Jr.		December 14, 2017
Paul G. Desmarais, Jr.*	Director

/s/ Stuart Z. Katz		December 14, 2017
Stuart Z. Katz*	Director

/s/ T. Timothy Ryan, Jr.		December 14, 2017
T. Timothy Ryan, Jr.*	Director

/s/ Jerome J. Selitto		December 14, 2017
Jerome J. Selitto*	Director

/s/ Brian E. Walsh		December 14, 2017
Brian E. Walsh*	Director

*By: /s/ Ryan L. Logsdon		December 14, 2017
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney